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First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS - 24.6%

COMMUNICATION SERVICES - 2.4%
Alphabet, Inc. - Class A	26,296	$4,634,144
Alphabet, Inc. - Class C	20,695	3,671,086
AMC Networks, Inc. - Class A (b)	13,054	81,849
AT&T, Inc.	32,151	930,450
ATN International, Inc.	420	6,825
Bandwidth, Inc. - Class A (b)	4,850	77,115
Charter Communications, Inc. - Class A (b)	383	156,574
Comcast Corp. - Class A	7,712	275,241
Electronic Arts, Inc.	2,392	382,002
Eventbrite, Inc. - Class A (b)	4,207	11,064
iHeartMedia, Inc. - Class A (b)	925	1,628
Integral Ad Science Holding Corp. (b)	21,627	179,720
John Wiley & Sons, Inc. - Class A	1,757	78,415
Liberty Latin America Ltd. - Class C (b)	1,600	9,952
Madison Square Garden Entertainment Corp. (b)	6,667	266,480
Match Group, Inc.	1,893	58,475
MediaAlpha, Inc. - Class A (b)	10,123	110,847
Meta Platforms, Inc. - Class A	12,957	9,563,432
Netflix, Inc. (b)	2,110	2,825,564
New York Times Co. (The) - Class A	4,401	246,368
Nextdoor Holdings, Inc. (b)	37,693	62,570
Pinterest, Inc. - Class A (b)	3,158	113,246
Playstudios, Inc. (b)	4,278	5,604
PubMatic, Inc. - Class A (b)	12,160	151,270
Roku, Inc. (b)	1,447	127,177
Scholastic Corp.	9,541	200,170
Spok Holdings, Inc.	2,539	44,890
Teads Holding Co. (b)	4,278	10,610
Travelzoo (b)	2,093	26,644
Universal Music Group NV	19,384	629,034
Walt Disney Co.	5,697	706,485
Webtoon Entertainment, Inc. (b)	6,431	58,394
Yelp, Inc. (b)	17,411	596,675
ZipRecruiter, Inc. - Class A (b)	23,272	116,593
Total Communication Services		26,416,593

CONSUMER DISCRETIONARY - 2.7%
ADT, Inc.	13,157	111,440
A-Mark Precious Metals, Inc.	4,235	93,932
Amazon.com, Inc. (b)	45,226	9,922,132
American Axle & Manufacturing Holdings, Inc. (b)	41,538	169,475
BARK, Inc. (b)	14,126	12,424
Best Buy Co., Inc.	4,880	327,594
Carriage Services, Inc.	2,184	99,896
Cavco Industries, Inc. (b)	1,297	563,456
Cooper-Standard Holdings, Inc. (b)	4,005	86,107
Cricut, Inc. - Class A	8,639	58,486
Dana, Inc.	31,374	538,064
eBay, Inc.	4,401	327,698
Ethan Allen Interiors, Inc.	4,628	128,890
Figs, Inc. - Class A (b)	24,081	135,817
Flexsteel Industries, Inc.	653	23,528
Floor & Decor Holdings, Inc. - Class A (b)	595	45,196
Funko, Inc. - Class A (b)	15,132	72,028
General Motors Co.	31,181	1,534,417
Genesco, Inc. (b)	3,185	62,713
GoPro, Inc. - Class A (b)	11,205	8,486
Graham Holdings Co. - Class B	192	181,665
Haverty Furniture Cos., Inc.	4,490	91,372

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

COMMUNICATION SERVICES (continued)
Helen of Troy Ltd. (b)	2,257	$64,054
Hilton Worldwide Holdings, Inc.	2,774	738,827
Home Depot, Inc. (The)	6,372	2,336,230
iRobot Corp. (b)	13,274	41,548
Johnson Outdoors, Inc. - Class A	1,102	33,358
KB Home	8,908	471,857
Lands' End, Inc. (b)	1,365	14,619
La-Z-Boy, Inc.	6,116	227,332
LKQ Corp.	6,448	238,640
Lowe's Cos., Inc.	5,071	1,125,103
Lululemon Athletica, Inc. (b)	799	189,826
Marriott International, Inc./MD - Class A	6,052	1,653,467
McDonald's Corp.	2,201	643,066
Meritage Homes Corp.	2,570	172,113
Monarch Casino & Resort, Inc.	2,070	178,931
Movado Group, Inc.	4,521	68,945
O'Reilly Automotive, Inc. (b)	19,020	1,714,273
Phinia, Inc.	8,672	385,817
PulteGroup, Inc.	6,918	729,572
Shoe Carnival, Inc.	3,655	68,385
Sleep Number Corp. (b)	14,556	98,326
Sonos, Inc. (b)	42,852	463,230
Stitch Fix, Inc. - Class A (b)	46,388	171,636
Stoneridge, Inc. (b)	1,266	8,913
Super Group SGHC Ltd.	3,731	40,929
Superior Group of Cos., Inc.	1,285	13,235
Tesla, Inc. (b)	5,518	1,752,848
Tri Pointe Homes, Inc. (b)	19,906	635,997
Udemy, Inc. (b)	25,431	178,780
Universal Electronics, Inc. (b)	1,484	9,824
Vail Resorts, Inc.	1,149	180,542
Viking Holdings Ltd. (b)	9,829	523,787
Zumiez, Inc. (b)	6,663	88,351
Total Consumer Discretionary		29,857,177

CONSUMER STAPLES - 1.2%
Andersons, Inc. (The)	7,825	287,569
Beauty Health Co. (The) (b)	6,551	12,512
Calavo Growers, Inc.	7,780	206,870
Casey's General Stores, Inc.	574	292,895
Central Garden & Pet Co. - Class A (b)	1,456	45,558
Coca-Cola Co. (The)	19,233	1,360,735
Costco Wholesale Corp.	2,961	2,931,212
Coty, Inc. - Class A (b)	9,229	42,915
Darling Ingredients, Inc. (b)	50,354	1,910,431
Dole PLC	5,518	77,197
Guardian Pharmacy Services, Inc. - Class A (b)	2,373	50,569
Herbalife Ltd. (b)	43,700	376,694
Hershey Co. (The)	861	142,883
Kenvue, Inc.	15,770	330,066
Kroger Co.	6,593	472,916
Lifevantage Corp.	2,000	26,160
Maplebear, Inc. (b)	9,645	436,340
Marzetti Co. (The)	1,504	259,846
Molson Coors Beverage Co. - Class B	8,708	418,768
National Beverage Corp. (b)	3,567	154,237
Nature's Sunshine Products, Inc. (b)	961	14,213
Pilgrim's Pride Corp.	2,486	111,820
PriceSmart, Inc.	1,001	105,145

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

CONSUMER STAPLES (continued)
Procter & Gamble Co. (The)	5,549	$884,067
Target Corp.	3,830	377,830
United Natural Foods, Inc. (b)	6,207	144,685
USANA Health Sciences, Inc. (b)	4,692	143,247
Walmart, Inc.	14,271	1,395,418
WD-40 Co.	1,835	418,545
Total Consumer Staples		13,431,343

ENERGY - 0.6%
Amplify Energy Corp. (b)	12,240	39,168
Antero Resources Corp. (b)	47,403	1,909,393
Berry Corp.	20,114	55,716
Comstock Resources, Inc. (b)	17,667	488,846
ConocoPhillips	8,193	735,240
CVR Energy, Inc.	10,262	275,535
DMC Global, Inc. (b)	1,820	14,669
Excelerate Energy, Inc. - Class A	5,368	157,390
Exxon Mobil Corp.	10,458	1,127,372
Granite Ridge Resources, Inc.	9,700	61,789
Gulfport Energy Corp. (b)	2,217	445,994
Halliburton Co.	50,977	1,038,911
Matador Resources Co.	546	26,055
Permian Resources Corp.	21,746	296,181
Ranger Energy Services, Inc. - Class A	1,593	19,020
Teekay Tankers Ltd.	1,524	63,581
World Kinect Corp.	14,654	415,441
Total Energy		7,170,301

FINANCIALS - 4.3%
AG Mortgage Investment Trust, Inc.	455	3,435
American Coastal Insurance Corp.	2,093	23,274
American International Group, Inc.	1,585	135,660
Ameriprise Financial, Inc.	7,437	3,969,350
AMERISAFE, Inc.	1,457	63,715
Apollo Global Management, Inc.	11,400	1,617,318
Arch Capital Group Ltd.	6,369	579,897
Assured Guaranty Ltd.	3,731	324,970
Atlanticus Holdings Corp. (b)	1,311	71,777
Bank of America Corp.	64,387	3,046,793
Bank of N.T. Butterfield & Son Ltd. (The)	5,042	223,260
Bank of New York Mellon Corp. (The)	13,492	1,229,256
BankUnited, Inc.	17,922	637,844
BCB Bancorp, Inc.	819	6,896
Berkshire Hathaway, Inc. - Class B (b)	4,457	2,165,077
Blackrock, Inc.	405	424,946
Bowhead Specialty Holdings, Inc. (b)	1,957	73,446
Bread Financial Holdings, Inc.	13,607	777,232
Byline Bancorp, Inc.	3,843	102,723
Capital City Bank Group, Inc.	720	28,332
Chubb Ltd.	8,959	2,595,601
Citigroup, Inc.	16,458	1,400,905
Civista Bancshares, Inc.	346	8,027
Coastal Financial Corp./WA (b)	819	79,337
Community Trust Bancorp, Inc.	358	18,945
Compass Diversified Holdings	9,838	61,783
Corebridge Financial, Inc.	12,638	448,649
CVB Financial Corp.	17,019	336,806
Donegal Group, Inc. - Class A	3,343	66,944
eHealth, Inc. (b)	2,982	12,972

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

FINANCIALS (continued)
Employers Holdings, Inc.	6,688	$315,540
FB Financial Corp.	3,989	180,702
Fifth Third Bancorp	6,752	277,710
First BanCorp/Puerto Rico	29,385	612,090
First Financial Corp.	1,395	75,595
First Internet Bancorp	1,304	35,078
Globe Life, Inc.	2,243	278,782
Goldman Sachs Group, Inc. (The)	2,774	1,963,298
Greenlight Capital Re Ltd. - Class A (b)	910	13,077
Hanmi Financial Corp.	1,704	42,055
Heritage Insurance Holdings, Inc. (b)	8,222	205,057
Hilltop Holdings, Inc.	12,340	374,519
Hope Bancorp, Inc.	16,143	173,214
Horace Mann Educators Corp.	3,677	158,001
Independent Bank Corp./MI	1,420	46,022
Intercontinental Exchange, Inc.	12,660	2,322,730
International Money Express, Inc. (b)	7,700	77,693
Jackson Financial, Inc. - Class A	1,494	132,652
Jefferies Financial Group, Inc.	3,816	208,697
JPMorgan Chase & Co.	20,113	5,830,960
Kearny Financial Corp./MD	10,637	68,715
KKR & Co., Inc.	2,153	286,414
LendingTree, Inc. (b)	5,645	209,260
Live Oak Bancshares, Inc.	4,687	139,673
Marqeta, Inc. - Class A (b)	116,533	679,387
Mastercard, Inc. - Class A	4,401	2,473,098
Mercantile Bank Corp.	182	8,447
Merchants Bancorp/IN	1,395	46,133
Mercury General Corp.	738	49,697
Midland States Bancorp, Inc.	2,029	35,142
Morgan Stanley	2,104	296,369
NBT Bancorp, Inc.	1,404	58,336
NCR Atleos Corp. (b)	8,337	237,855
NerdWallet, Inc. - Class A (b)	11,485	125,990
Northrim BanCorp, Inc.	455	42,433
OFG Bancorp	6,796	290,869
Payoneer Global, Inc. (b)	64,722	443,346
Paysafe Ltd. (b)	9,388	118,477
Perella Weinberg Partners	11,688	226,981
PRA Group, Inc. (b)	11,222	165,524
Priority Technology Holdings, Inc. (b)	4,679	36,403
PROG Holdings, Inc.	10,253	300,926
Raymond James Financial, Inc.	9,569	1,467,598
Regional Management Corp.	922	26,932
Republic Bancorp, Inc./KY - Class A	510	37,286
RLI Corp.	1,183	85,436
S&T Bancorp, Inc.	4,653	175,976
Safety Insurance Group, Inc.	2,252	178,786
Selective Insurance Group, Inc.	8,531	739,211
Selectquote, Inc. (b)	9,182	21,853
SiriusPoint Ltd. (b)	3,420	69,734
South Plains Financial, Inc.	964	34,743
Starwood Property Trust, Inc.	15,980	320,719
Texas Capital Bancshares, Inc. (b)	8,993	714,044
Third Coast Bancshares, Inc. (b)	1,948	63,641
Tompkins Financial Corp.	418	26,221
Towne Bank/Portsmouth VA	5,825	199,098
TPG, Inc.	4,593	240,903
Triumph Financial, Inc. (b)	1,191	65,636
Trustmark Corp.	7,264	264,845

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

FINANCIALS (continued)
UMB Financial Corp.	4,834	$508,343
United Bankshares, Inc./WV	8,309	302,697
United Fire Group, Inc.	4,427	127,055
Universal Insurance Holdings, Inc.	1,880	52,132
Visa, Inc. - Class A	7,734	2,745,957
Westamerica BanCorp	710	34,392
Total Financials		48,701,355

HEALTH CARE - 2.5%
10X Genomics, Inc. - Class A (b)	24,667	285,644
AbbVie, Inc.	5,071	941,279
Accuray, Inc. (b)	13,484	18,473
Adaptive Biotechnologies Corp. (b)	100,019	1,165,221
agilon health, Inc. (b)	35,700	82,110
Akebia Therapeutics, Inc. (b)	16,040	58,386
Aldeyra Therapeutics, Inc. (b)	20,036	76,738
Alector, Inc. (b)	12,427	17,398
Amgen, Inc.	1,244	347,337
AnaptysBio, Inc. (b)	4,294	95,327
Anika Therapeutics, Inc. (b)	1,568	16,589
Arcturus Therapeutics Holdings, Inc. (b)	7,351	95,637
Arcus Biosciences, Inc. (b)	17,753	144,509
Astrana Health, Inc. (b)	7,491	186,376
AstraZeneca PLC - ADR	3,731	260,722
Atea Pharmaceuticals, Inc. (b)	5,470	19,692
Aveanna Healthcare Holdings, Inc. (b)	4,460	23,326
Avita Medical, Inc. (b)	1,700	8,993
Becton Dickinson & Co.	7,507	1,293,081
Bio-Rad Laboratories, Inc. - Class A (b)	765	184,610
Biote Corp. (b)	1,575	6,332
Bio-Techne Corp.	34,778	1,789,328
Boston Scientific Corp. (b)	13,693	1,470,765
C4 Therapeutics, Inc. (b)	11,000	15,730
CareDx, Inc. (b)	15,449	301,873
Caris Life Sciences, Inc. (b)	824	22,017
Cigna Group (The)	3,091	1,021,823
Codexis, Inc. (b)	16,200	39,528
Corcept Therapeutics, Inc. (b)	7,133	523,562
CVS Health Corp.	5,248	362,007
Cytek Biosciences, Inc. (b)	17,292	58,793
Elevance Health, Inc.	288	112,020
Eli Lilly & Co.	3,591	2,799,292
Emergent BioSolutions, Inc. (b)	2,000	12,760
Enanta Pharmaceuticals, Inc. (b)	5,916	44,725
Entrada Therapeutics, Inc. (b)	2,868	19,273
Fulcrum Therapeutics, Inc. (b)	1,911	13,148
Gossamer Bio, Inc. (b)	24,100	29,643
GRAIL, Inc. (b)	2,687	138,166
Guardant Health, Inc. (b)	31,482	1,638,323
Halozyme Therapeutics, Inc. (b)	2,116	110,074
HCA Healthcare, Inc.	670	256,677
HealthStream, Inc.	10,433	288,681
Humana, Inc.	740	180,915
Innoviva, Inc. (b)	9,556	191,980
Ironwood Pharmaceuticals, Inc. (b)	10,383	7,447
Johnson & Johnson	5,772	881,673
Keros Therapeutics, Inc. (b)	9,229	123,207
Kodiak Sciences, Inc. (b)	9,282	34,622
Kura Oncology, Inc. (b)	35,516	204,927

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

HEALTH CARE (continued)
LifeStance Health Group, Inc. (b)	35,100	$181,467
Ligand Pharmaceuticals, Inc. (b)	3,015	342,745
MacroGenics, Inc. (b)	5,844	7,071
MannKind Corp. (b)	58,953	220,484
McKesson Corp.	1,284	940,890
Medtronic PLC	4,183	364,632
Merck & Co., Inc.	7,751	613,569
Nektar Therapeutics (b)	3,039	78,524
OmniAb, Inc. (b)	20,794	36,182
OraSure Technologies, Inc. (b)	19,417	58,251
Orthofix Medical, Inc. (b)	5,924	66,053
Pacira BioSciences, Inc. (b)	880	21,032
Personalis, Inc. (b)	900	5,904
Phibro Animal Health Corp. - Class A	8,560	218,622
Prothena Corp. PLC (b)	9,031	54,818
Pulmonx Corp. (b)	5,100	13,209
Regeneron Pharmaceuticals, Inc.	765	401,625
Rigel Pharmaceuticals, Inc. (b)	4,660	87,282
Royalty Pharma PLC - Class A	4,306	155,145
Sage Therapeutics, Inc. (b)	11,046	100,740
SIGA Technologies, Inc.	9,380	61,158
Tandem Diabetes Care, Inc. (b)	24,684	460,110
Tango Therapeutics, Inc. (b)	6,189	31,688
Tenet Healthcare Corp. (b)	3,062	538,912
Terns Pharmaceuticals, Inc. (b)	1,130	4,215
Thermo Fisher Scientific, Inc.	4,495	1,822,543
Travere Therapeutics, Inc. (b)	28,344	419,491
Tyra Biosciences, Inc. (b)	7,547	72,225
UnitedHealth Group, Inc.	2,793	871,332
Varex Imaging Corp. (b)	8,419	72,993
Vertex Pharmaceuticals, Inc. (b)	2,397	1,067,144
Waystar Holding Corp. (b)	13,076	534,416
Xencor, Inc. (b)	5,954	46,798
Zentalis Pharmaceuticals, Inc. (b)	1,164	1,350
Zimvie, Inc. (b)	1,736	16,232
Total Health Care		28,009,611

INDUSTRIALS - 2.5%
ABM Industries, Inc.	3,822	180,437
Alamo Group, Inc.	1,041	227,334
Allegiant Travel Co. (b)	4,311	236,889
AMETEK, Inc.	12,246	2,216,036
ArcBest Corp.	6,652	512,271
Argan, Inc.	454	100,098
Astec Industries, Inc.	5,817	242,511
Atmus Filtration Technologies, Inc.	2,911	106,019
Barrett Business Services, Inc.	4,015	167,385
BlueLinx Holdings, Inc. (b)	2,227	165,644
Boeing Co. (The) (b)	3,296	690,611
Boise Cascade Co.	2,776	241,012
Chart Industries, Inc. (b)	4,818	793,284
Cintas Corp.	1,053	234,682
Conduent, Inc. (b)	26,285	69,392
Covenant Logistics Group, Inc.	2,455	59,190
CRA International, Inc.	225	42,158
Deere & Co.	765	388,995
DNOW, Inc. (b)	8,135	120,642
EMCOR Group, Inc.	395	211,282
Energy Recovery, Inc. (b)	12,129	155,009

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

INDUSTRIALS (continued)
Ennis, Inc.	3,131	$56,796
FedEx Corp.	1,334	303,232
Franklin Covey Co. (b)	2,068	47,192
Franklin Electric Co., Inc.	211	18,935
FTI Consulting, Inc. (b)	493	79,620
General Electric Co.	4,500	1,158,255
Global Industrial Co.	2,385	64,419
Healthcare Services Group, Inc. (b)	3,276	49,238
Heartland Express, Inc.	17,507	151,260
Heidrick & Struggles International, Inc.	12,543	573,968
Honeywell International, Inc.	7,710	1,795,505
Hub Group, Inc. - Class A	2,166	72,409
Hyster-Yale, Inc.	1,810	72,002
IBEX Holdings Ltd. (b)	1,548	45,047
Insteel Industries, Inc.	4,580	170,422
JELD-WEN Holding, Inc. (b)	28,873	113,182
JetBlue Airways Corp. (b)	92,888	392,916
Karat Packaging, Inc.	998	28,104
Kelly Services, Inc. - Class A	8,933	104,605
Kforce, Inc.	3,600	148,068
Korn Ferry	9,083	666,056
Legalzoom.com, Inc. (b)	43,332	386,088
Lennox International, Inc.	419	240,188
Leonardo DRS, Inc.	9,646	448,346
Lyft, Inc. - Class A (b)	23,780	374,773
Matrix Service Co. (b)	5,051	68,239
Mayville Engineering Co., Inc. (b)	2,597	41,448
Miller Industries, Inc./TN	2,182	97,012
Mistras Group, Inc. (b)	1,798	14,402
Mueller Industries, Inc.	865	68,742
MYR Group, Inc. (b)	4,620	838,299
Norfolk Southern Corp.	7,224	1,849,127
Northrop Grumman Corp.	765	382,485
NPK International, Inc. (b)	12,833	109,209
Orion Group Holdings, Inc. (b)	5,734	52,007
Otis Worldwide Corp.	14,313	1,417,273
Powell Industries, Inc.	2,215	466,147
Primoris Services Corp.	2,093	163,128
Radiant Logistics, Inc. (b)	1,638	9,959
Resources Connection, Inc.	7,079	38,014
RTX Corp.	2,967	433,241
Ryder System, Inc.	500	79,500
Shyft Group, Inc. (The)	7,407	92,884
Skillsoft Corp. (b)	424	6,771
SkyWest, Inc. (b)	5,151	530,398
Snap-on, Inc.	574	178,617
Southwest Airlines Co.	24,878	807,042
Steelcase, Inc. - Class A	4,187	43,670
Trane Technologies PLC	5,890	2,576,345
TriNet Group, Inc.	7,237	529,314
TrueBlue, Inc. (b)	5,725	37,098
Tutor Perini Corp. (b)	13,488	630,969
Union Pacific Corp.	4,785	1,100,933
United Rentals, Inc.	826	622,308
Virco Mfg. Corp.	1,547	12,345
Wabash National Corp.	17,095	181,720
Werner Enterprises, Inc.	7,378	201,862
Worthington Enterprises, Inc.	1,820	115,825
Total Industrials		28,517,840

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

INFORMATION TECHNOLOGY - 6.8%
8x8, Inc. (b)	15,290	$29,968
A10 Networks, Inc.	10,685	206,755
Adobe, Inc. (b)	1,158	448,007
Alarm.com Holdings, Inc. (b)	6,482	366,687
Ambarella, Inc. (b)	10,191	673,268
Amphenol Corp. - Class A	14,503	1,432,171
Analog Devices, Inc.	3,852	916,853
Appian Corp. - Class A (b)	9,860	294,420
Apple, Inc.	56,737	11,640,730
Applied Materials, Inc.	4,999	915,167
Arteris, Inc. (b)	4,022	38,330
AudioEye, Inc. (b)	2,685	31,280
Aviat Networks, Inc. (b)	3,297	79,293
BigCommerce Holdings, Inc. (b)	19,699	98,495
Broadcom, Inc.	27,157	7,485,827
Calix, Inc. (b)	6,243	332,065
Cisco Systems, Inc.	18,372	1,274,649
CommScope Holding Co., Inc. (b)	13,401	110,960
CPI Card Group, Inc. (b)	1,026	24,337
Crowdstrike Holdings, Inc. - Class A (b)	2,527	1,287,026
DigitalOcean Holdings, Inc. (b)	17,577	501,999
Domo, Inc. - Class B (b)	4,226	59,037
Dropbox, Inc. - Class A (b)	15,222	435,349
Fair Isaac Corp. (b)	96	175,484
Gartner, Inc. (b)	1,358	548,931
GoDaddy, Inc. - Class A (b)	3,062	551,344
Intel Corp.	9,586	214,726
International Business Machines Corp.	2,488	733,413
Lam Research Corp.	11,291	1,099,066
Manhattan Associates, Inc. (b)	977	192,928
MeridianLink, Inc. (b)	2,247	36,469
Microsoft Corp.	31,884	15,859,420
N-able, Inc./US (b)	20,811	168,569
Napco Security Technologies, Inc.	3,946	117,157
NETGEAR, Inc. (b)	4,557	132,472
NVIDIA Corp.	100,621	15,897,112
ON24, Inc. (b)	1,735	9,421
Oracle Corp.	21,243	4,644,357
PC Connection, Inc.	2,249	147,939
Pegasystems, Inc.	5,322	288,080
PROS Holdings, Inc. (b)	7,632	119,517
QUALCOMM, Inc.	4,210	670,485
Rackspace Technology, Inc. (b)	11,155	14,278
Rapid7, Inc. (b)	18,363	424,736
Ribbon Communications, Inc. (b)	1,493	5,987
RingCentral, Inc. - Class A (b)	2,718	77,055
Rogers Corp. (b)	1,575	107,856
Salesforce, Inc.	3,349	913,239
ScanSource, Inc. (b)	12,725	532,032
SEMrush Holdings, Inc. - Class A (b)	3,136	28,381
ServiceNow, Inc. (b)	1,343	1,380,712
Synopsys, Inc. (b)	2,606	1,336,044
Telos Corp. (b)	5,515	17,483
Unisys Corp. (b)	15,479	70,120
Weave Communications, Inc. (b)	16,961	141,116
Workiva, Inc. (b)	9,157	626,797
Xperi, Inc. (b)	16,686	131,986
Total Information Technology		76,097,385

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

MATERIALS - 0.5%
Amcor PLC	33,992	$312,386
American Vanguard Corp.	2,972	11,650
Avery Dennison Corp.	7,683	1,348,136
Balchem Corp.	1,988	316,490
Clearwater Paper Corp. (b)	5,883	160,253
Commercial Metals Co.	13,579	664,149
DuPont de Nemours, Inc.	4,040	277,104
Eastman Chemical Co.	4,345	324,398
Freeport-McMoRan, Inc.	15,597	676,130
Innospec, Inc.	4,279	359,821
Koppers Holdings, Inc.	1,092	35,108
Kronos Worldwide, Inc.	4,005	24,831
Louisiana-Pacific Corp.	1,609	138,358
Nucor Corp.	3,828	495,879
Olympic Steel, Inc.	2,201	71,731
Perimeter Solutions, Inc. (b)	18,749	260,986
Ryerson Holding Corp.	6,101	131,598
Scotts Miracle-Gro Co.	1,007	66,422
Stepan Co.	1,247	68,061
SunCoke Energy, Inc.	910	7,817
Valhi, Inc.	91	1,470
Worthington Steel, Inc.	2,812	83,882
Total Materials		5,836,660

REAL ESTATE - 0.6%
Alexander & Baldwin, Inc.	4,824	86,012
Alexandria Real Estate Equities, Inc. REIT	5,950	432,149
American Assets Trust, Inc.	8,073	159,442
Apple Hospitality REIT, Inc.	8,555	99,837
Armada Hoffler Properties, Inc. REIT	35,404	243,226
CBRE Group, Inc. - Class A (b)	10,176	1,425,861
Chatham Lodging Trust REIT	9,036	62,981
Community Healthcare Trust, Inc.	1,000	16,630
Compass, Inc. - Class A (b)	52,770	331,396
CoStar Group, Inc. (b)	2,201	176,960
eXp World Holdings, Inc.	21,096	191,974
Forestar Group, Inc. (b)	5,144	102,880
Gaming and Leisure Properties, Inc. REIT	20,337	949,331
InvenTrust Properties Corp.	5,935	162,619
Macerich Co.	23,162	374,761
Opendoor Technologies, Inc. (b)	85,145	45,382
Prologis, Inc. REIT	6,668	700,940
Real Brokerage, Inc. (The) (b)	27,236	122,834
Sunstone Hotel Investors, Inc. REIT	14,199	123,247
Xenia Hotels & Resorts, Inc. REIT	27,044	339,943
Total Real Estate		6,148,405

UTILITIES - 0.5%
American Water Works Co., Inc.	10,879	1,513,378
Avista Corp.	5,625	213,469
California Water Service Group	1,129	51,347
Constellation Energy Corp.	1,343	433,466
NextEra Energy, Inc.	27,885	1,935,777
NRG Energy, Inc.	6,694	1,074,922
PG&E Corp.	64,852	904,037
Total Utilities		6,126,396

TOTAL COMMON STOCKS (Cost $244,657,674)		276,313,066

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (concluded)
June 30, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 74.6%
Industrial Select Sector SPDR Fund	5,663	$835,406
Schwab US Large-Cap ETF (a)	34,267,279	837,492,299
TOTAL EXCHANGE-TRADED FUNDS (Cost $735,428,833)		838,327,705

SHORT-TERM INVESTMENTS - 0.8%
BlackRock Liquidity FedFund - Institutional Class, 4.22% (c) (Cost $8,482,120)	8,482,120	8,482,120

TOTAL INVESTMENTS - 100.0% (Cost $988,568,627)		$1,123,122,891
OTHER ASSETS AND LIABILITIES, NET - (0.0)% (d)		(256,653)
NET ASSETS - 100.0%		$1,122,866,238

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$275,684,032	$629,034	$–	$276,313,066
Exchange-Traded Funds	838,327,705	–	–	838,327,705
Money Market Funds	8,482,120	–	–	8,482,120
Total Investments	$1,122,493,857	$629,034	$–	$1,123,122,891

*See Schedule of Investments for additional detailed categorizations.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS - 54.0%

AUSTRALIA - 1.2%
ANZ Group Holdings Ltd.	28,584	$548,629
Aristocrat Leisure Ltd.	22,311	957,082
Atlassian Corp. - Class A (a)	8,430	1,712,049
BlueScope Steel Ltd.	39,160	598,824
Brambles Ltd.	161,695	2,492,516
Cogstate Ltd. (a)	15,498	17,811
Computershare Ltd.	9,002	236,362
Fleetwood Ltd.	7,752	13,164
GR Engineering Services Ltd.	29,714	63,590
Horizon Oil Ltd.	215,936	27,714
Macmahon Holdings Ltd.	136,065	27,315
Northern Star Resources Ltd.	240,492	2,974,581
Pro Medicus Ltd.	565	106,030
Qantas Airways Ltd.	30,711	217,114
REA Group Ltd.	3,787	599,470
Ricegrowers Ltd.	2,320	17,027
South32 Ltd.	59,660	114,365
Southern Cross Media Group Ltd. (a)	32,401	11,488
Wagners Holding Co., Ltd.	9,659	14,593
Total Australia		10,749,724

AUSTRIA - 0.3%
Erste Group Bank AG	25,862	2,198,154
Fabasoft AG	473	8,724
Palfinger AG	231	9,727
Raiffeisen Bank International AG	9,646	293,475
Zumtobel Group AG	1,953	11,213
Total Austria		2,521,293

BELGIUM - 0.1%
Anheuser-Busch InBev SA/NV	8,294	570,244
KBC Group NV	2,208	227,110
Total Belgium		797,354

BERMUDA - 0.3%
Arch Capital Group Ltd.	31,880	2,902,674

BRAZIL - 1.1%
Banco BTG Pactual SA	105,578	821,018
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	99,705	2,195,011
Equatorial Energia SA	105,875	707,572
Lojas Renner SA	122,494	442,576
NU Holdings Ltd. - Class A (a)	247,678	3,398,142
Petroleo Brasileiro SA - ADR	77,359	967,761
PRIO SA/Brazil (a)	67,714	527,444
Raia Drogasil SA	81,495	227,246
Suzano SA	41,631	392,778
XP, Inc. - Class A	17,036	344,127
Total Brazil		10,023,675

BRITAIN - 6.1%
3i Group PLC	110,825	6,268,979
accesso Technology Group PLC (a)	6,576	47,342
Aon PLC - Class A	4,930	1,758,827
Ashtead Group PLC	28,100	1,801,303
AstraZeneca PLC	39,296	5,480,119
AstraZeneca PLC - ADR	5,938	414,947
BAE Systems PLC	228,730	5,921,629
Barclays PLC	498,173	2,307,376
First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

BRITAIN (continued)
Barclays PLC - ADR	55,948	$1,040,073
Beazley PLC	152,729	1,960,623
Centrica PLC	88,752	196,842
Coca-Cola Europacific Partners PLC	22,400	2,076,928
Compass Group PLC	66,810	2,262,860
Costain Group PLC	35,140	71,495
Diageo PLC	50,000	1,257,673
dotdigital group PLC	46,816	48,461
Endeavour Mining PLC	636	19,556
Foxtons Group PLC	31,033	28,876
Gamma Communications PLC	1,182	18,467
GSK PLC	56,400	1,075,136
GSK PLC - ADR	25,275	970,560
Haleon PLC	344,100	1,770,392
Halfords Group PLC	21,670	46,097
Hikma Pharmaceuticals PLC	4,722	128,880
NatWest Group PLC	212,329	1,490,861
Next PLC	724	123,689
Odfjell Technology Ltd.	9,968	49,067
RELX PLC	46,024	2,496,558
Rentokil Initial PLC	188,500	912,311
Rolls-Royce Holdings PLC	722,567	9,600,197
Sage Group PLC (The)	18,371	315,731
Speedy Hire PLC	27,025	10,817
Standard Chartered PLC	27,967	463,483
TechnipFMC PLC	22,280	767,323
Unilever PLC	20,300	1,237,740
Total Britain		54,441,218

CANADA - 1.7%
ADENTRA, Inc.	1,180	24,999
Bonterra Energy Corp. (a)	4,600	11,857
Brookfield Corp.	47,300	2,927,442
Cameco Corp.	41,900	3,111,692
Canadian Natural Resources Ltd.	56,180	1,765,746
Canadian Pacific Kansas City Ltd.	40,610	3,219,155
Canfor Pulp Products, Inc. (a)	765	405
Cenovus Energy, Inc.	1,100	14,968
Centerra Gold, Inc.	9,100	65,556
CES Energy Solutions Corp.	2,100	10,224
Constellation Software, Inc./Canada	502	1,840,710
Dexterra Group, Inc.	2,275	15,337
Dynacor Group, Inc.	5,600	18,547
Enerflex Ltd.	3,309	26,122
Fortuna Mining Corp. (a)	1,724	11,280
Jaguar Mining, Inc. (a)	8,100	20,224
Lassonde Industries, Inc. - Class A	200	30,637
Martinrea International, Inc.	6,179	38,478
Melcor Developments Ltd.	2,000	20,356
Olympia Financial Group, Inc.	400	35,146
Precision Drilling Corp. (a)	2,000	94,716
TELUS International CDA, Inc. (a)	8,400	30,534
Waste Connections, Inc.	9,980	1,863,466
Total Canada		15,197,597

CHILE - 0.0%(b)
Antofagasta PLC	17,041	423,392

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

CHINA - 4.2%
Alibaba Group Holding Ltd.	270,816	$3,843,292
BYD Co., Ltd. - Class H	76,500	1,197,295
China Pacific Insurance Group Co., Ltd. - Class H	161,200	553,103
Contemporary Amperex Technology Co., Ltd. - Class H (a)	12,900	540,982
Fuyao Glass Industry Group Co., Ltd. - Class H (c)	81,200	580,545
H World Group Ltd. - ADR	14,122	479,018
Haitian International Holdings Ltd.	174,000	450,380
JD.com, Inc. - Class A	25,400	414,117
Kanzhun Ltd. - ADR (a)	39,177	698,918
Meituan - Class B (a)(c)	239,400	3,831,226
Midea Group Co., Ltd. - Class H	85,200	809,340
Modern Land China Co., Ltd. (a)	430,000	0
Natural Food International Holding Ltd.	174,681	17,607
NetEase, Inc.	65,400	1,764,046
Neutech Group Ltd.	36,000	16,100
New Hope Service Holdings Ltd.	71,000	17,931
Nongfu Spring Co., Ltd. - Class H (c)	160,000	818,619
PICC Property & Casualty Co., Ltd. - Class H	596,000	1,156,409
Shenzhou International Group Holdings Ltd.	64,400	458,110
Tencent Holdings Ltd.	185,300	11,901,282
Tencent Music Entertainment Group - ADR	59,026	1,150,417
Xiaomi Corp. - Class B (a)(c)	450,600	3,472,647
Xin Point Holdings Ltd.	34,000	16,622
Yangzijiang Shipbuilding Holdings Ltd.	172,100	300,779
Zhejiang China Commodities City Group Co., Ltd. - Class A	331,498	961,319
Zhejiang Sanhua Intelligent Controls Co., Ltd. (a)	147,500	472,567
Zijin Mining Group Co., Ltd. - Class H	576,000	1,466,132
Total China		37,388,803

CURACAO - 0.0%(b)
HAL Trust	513	73,246

DENMARK - 0.8%
AP Moller - Maersk A/S - Class B	292	544,340
Columbus A/S	18,502	29,069
Genmab A/S (a)	1,257	260,100
Novo Nordisk A/S	80,502	5,617,267
Novo Nordisk A/S - ADR	1,905	131,483
Pandora A/S	2,034	357,010
ROCKWOOL A/S	2,579	120,657
Vestas Wind Systems A/S	3,420	51,389
Total Denmark		7,111,315

FINLAND - 0.1%
Wartsila OYJ Abp	22,113	522,600

FRANCE - 3.1%
Airbus SE	1,031	215,731
AKWEL SADIR	736	7,143
Amundi SA (c)	14,500	1,175,398
BNP Paribas SA	19,773	1,780,945
CBo Territoria	4,714	20,163
Cie de Saint-Gobain SA	19,016	2,237,012
Cie Generale des Etablissements Michelin SCA	39,000	1,451,169
Dassault Aviation SA	2,594	919,185
Dassault Systemes SE	4,700	170,366
Eiffage SA	1,271	178,748
Gaztransport Et Technigaz SA	723	143,514
Hermes International SCA	269	729,802
First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

FRANCE (continued)
Klepierre SA	17,439	$690,949
LVMH Moet Hennessy Louis Vuitton SE	2,000	1,048,906
Manitou BF SA	530	13,067
NRJ Group	1,377	11,876
Orange SA	157,603	2,405,897
Rexel SA	14,770	455,796
Safran SA	21,820	7,106,440
Schneider Electric SE	3,540	943,972
Societe Generale SA	75,289	4,314,091
TotalEnergies SE	21,600	1,328,562
Total France		27,348,732

GERMANY - 6.2%
adidas AG	5,768	1,344,520
Bayer AG	7,756	233,224
Beiersdorf AG	4,187	525,945
Commerzbank AG	53,346	1,683,178
Continental AG	3,879	338,492
Deutsche Bank AG	22,505	667,698
Deutsche Boerse AG	12,221	3,987,751
Deutsche Telekom AG	1,915	70,113
E.ON SE	127,555	2,348,670
Fresenius SE & Co. KGaA	43,840	2,204,834
Gesco SE	1,651	33,543
HOCHTIEF AG	577	113,677
Infineon Technologies AG	61,996	2,637,982
Knorr-Bremse AG	681	65,822
Krones AG	336	55,410
KSB SE & Co. KGaA	26	27,250
Leifheit AG	365	6,815
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,300	2,140,174
Nemetschek SE	18,723	2,713,671
Rheinmetall AG	3,408	7,210,380
SAP SE	34,029	10,351,228
Scout24 SE (c)	1,986	273,877
Siemens Energy AG (a)	110,291	12,745,548
Symrise AG	9,300	976,529
Talanx AG	2,289	296,409
Technotrans SE	922	23,347
thyssenkrupp AG	131,393	1,410,972
Zalando SE (a)(c)	3,938	129,656
Total Germany		54,616,715

GREECE - 0.1%
Eurobank Ergasias Services and Holdings SA	169,376	583,303
National Bank of Greece SA	21,309	272,440
Piraeus Financial Holdings SA	50,625	351,731
Total Greece		1,207,474

HONG KONG - 0.6%
AIA Group Ltd.	222,000	1,996,396
APT Satellite Holdings Ltd.	94,000	25,029
Bank of East Asia Ltd. (The)	86,000	132,787
BOC Hong Kong Holdings Ltd.	4,500	19,575
Chen Hsong Holdings	38,098	7,718
China Resources Beer Holdings Co., Ltd.	271,500	863,385
Jardine Matheson Holdings Ltd.	3,000	144,221
KLN Logistics Group Ltd.	173,038	167,691
Midland Holdings Ltd. (a)	204,000	41,641
First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

HONG KONG (continued)
PC Partner Group Ltd.	16,000	$13,946
Pico Far East Holdings Ltd.	264,607	83,741
Singamas Container Holdings Ltd.	276,253	23,623
SITC International Holdings Co., Ltd.	168,043	539,409
Techtronic Industries Co., Ltd.	57,000	627,885
VTech Holdings Ltd.	3,200	23,224
WH Group Ltd. (c)	328,000	315,892
Total Hong Kong		5,026,163

HUNGARY - 0.1%
OTP Bank Nyrt	7,495	598,683

INDIA - 3.0%
Ashok Leyland Ltd.	161,833	473,657
Axis Bank Ltd.	6,715	93,860
Axis Bank Ltd. - GDR (f)	11,769	822,841
Bajaj Finance Ltd.	58,210	635,843
Bharti Airtel Ltd.	124,145	2,913,962
HDFC Bank Ltd.	29,278	683,017
HDFC Bank Ltd. - ADR	18,783	1,440,093
Hindustan Aeronautics Ltd.	29,402	1,670,226
ICICI Bank Ltd.	2,979	50,161
ICICI Bank Ltd. - ADR	210,060	7,066,418
Infosys Ltd.	21,147	395,142
Macrotech Developers Ltd. (c)	78,925	1,278,963
Mahindra & Mahindra Ltd. - GDR	31,883	1,183,417
MakeMyTrip Ltd. (a)	5,678	556,558
Max Healthcare Institute Ltd.	157,547	2,346,978
PB Fintech Ltd. (a)	26,891	571,644
Power Grid Corp. of India Ltd.	251,933	881,165
Reliance Industries Ltd. - GDR (c)	5,462	382,289
Reliance Industries Ltd. - GDR (c)	4,920	343,861
Sun Pharmaceutical Industries Ltd.	27,041	529,118
Tata Consultancy Services Ltd.	22,278	899,653
Tata Consumer Products Ltd.	34,824	446,852
Varun Beverages Ltd.	99,323	531,004
Total India		26,196,722

INDONESIA - 0.1%
Bank Central Asia Tbk PT	1,137,100	609,259
Bank Rakyat Indonesia Persero Tbk PT	1,801,900	416,705
Total Indonesia		1,025,964

IRELAND - 0.8%
Accenture PLC - Class A	6,400	1,912,896
Experian PLC	90,563	4,665,480
PDD Holdings, Inc. - ADR (a)	2,954	309,166
Total Ireland		6,887,542

ISRAEL - 0.5%
Check Point Software Technologies Ltd. (a)	2,655	587,419
Monday.com Ltd. (a)	9,180	2,886,926
Nice Ltd. - ADR (a)	74	12,499
Wix.com Ltd. (a)	3,559	563,959
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd. (a)	1,414	18,250
Total Israel		4,069,053

ITALY - 0.9%
Cairo Communication SpA (a)	7,053	24,139
First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

ITALY (continued)
Emak SpA	21,988	$22,491
Enel SpA	316,982	3,008,535
Eni SpA	7,706	124,813
Ferrari NV	8,454	4,144,962
Leonardo SpA	13,659	770,261
Orsero SpA	3,283	53,993
Piquadro SpA	1,638	4,648
Total Italy		8,153,842

JAPAN - 5.8%
Ajis Co., Ltd.	1,000	20,474
Brother Industries Ltd.	4,400	75,751
Capcom Co., Ltd.	3,000	102,420
CTS Co., Ltd.	4,600	25,678
Daihatsu Diesel Manufacturing Co., Ltd.	1,600	25,266
Dai-Ichi Cutter Kogyo KK	2,800	24,677
Dai-ichi Life Holdings, Inc.	38,000	287,243
Daiichi Sankyo Co., Ltd.	14,800	344,628
Daikin Industries Ltd.	12,000	1,417,661
Densan System Holdings Co., Ltd.	1,400	25,570
Eisai Co., Ltd.	29,200	838,790
FANUC Corp.	74,200	2,018,386
Fast Retailing Co., Ltd.	6,400	2,193,112
GMO GlobalSign Holdings KK	900	12,874
Ichikoh Industries Ltd.	4,900	12,270
ID Holdings Corp.	1,600	26,348
Idemitsu Kosan Co., Ltd.	37,800	228,741
JAC Recruitment Co., Ltd.	7,200	50,642
Japan Exchange Group, Inc.	58,400	592,174
Japan Post Holdings Co., Ltd.	82,800	764,267
Kanamoto Co., Ltd.	900	20,223
KAWADA TECHNOLOGIES, Inc.	2,700	72,282
Kenko Mayonnaise Co., Ltd.	2,600	30,978
Kita-Nippon Bank Ltd. (The)	800	16,382
Koike Sanso Kogyo Co., Ltd.	6,000	56,647
Komatsu Ltd.	2,000	65,465
Kubota Corp.	73,500	824,069
Kuriyama Holdings Corp.	900	9,241
Lasertec Corp.	3,800	512,006
Makiya Co., Ltd.	1,100	8,067
Mazda Motor Corp.	52,500	315,369
MINEBEA MITSUMI, Inc.	9,800	143,293
Mitsubishi Heavy Industries Ltd.	221,700	5,555,708
Mizuho Financial Group, Inc.	107,400	2,956,630
MonotaRO Co., Ltd.	119,600	2,360,764
NEC Corp.	17,500	512,552
NEOJAPAN, Inc.	1,600	20,328
Nexon Co., Ltd.	7,500	150,942
NIDEC Corp.	24,900	481,987
Nintendo Co., Ltd.	75,100	7,203,368
Nippon Shinyaku Co., Ltd.	7,000	152,599
Nomura Holdings, Inc.	32,200	211,465
NTT, Inc.	835,800	892,568
Ono Pharmaceutical Co., Ltd.	9,900	107,311
ORIX Corp.	18,900	426,159
Otsuka Holdings Co., Ltd.	23,000	1,138,736
Pan Pacific International Holdings Corp.	75,900	2,608,718
Recruit Holdings Co., Ltd.	32,600	1,919,464
Rheon Automatic Machinery Co., Ltd.	3,700	31,785
First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

JAPAN (continued)
Ryohin Keikaku Co., Ltd.	40,800	$1,956,857
SCREEN Holdings Co., Ltd.	200	16,241
Sekisui Kasei Co., Ltd.	5,400	12,335
SMC Corp.	100	36,012
SoftBank Group Corp.	1,600	116,008
Sompo Holdings, Inc.	56,000	1,677,707
Sony Group Corp.	232,700	6,066,376
Subaru Corp.	7,800	135,519
Sumitomo Mitsui Financial Group, Inc.	38,200	957,675
Taiko Bank Ltd. (The)	1,500	14,871
Takaoka Toko Co., Ltd.	1,900	30,649
Tokio Marine Holdings, Inc.	13,400	565,274
Tokyo Electron Ltd.	4,900	935,506
Topy Industries Ltd.	2,200	34,459
Toyokumo, Inc.	900	19,690
Trend Micro, Inc./Japan	5,700	393,747
Trinity Industrial Corp.	1,500	10,434
Tsubakimoto Kogyo Co., Ltd.	2,100	35,132
Universal Engeisha KK	600	21,175
Yaskawa Electric Corp.	3,900	87,880
Yokowo Co., Ltd.	2,300	21,572
Yushin Precision Equipment Co., Ltd.	5,900	24,225
Total Japan		51,061,422

LUXEMBOURG - 0.0%(b)
Globant SA (a)	2,614	237,456

MEXICO - 0.4%
Fomento Economico Mexicano SAB de CV - ADR	9,694	998,288
Grupo Aeroportuario del Pacifico SAB de CV - Class B	13,397	306,686
Grupo Financiero Banorte SAB de CV	51,440	472,033
Grupo Mexico SAB de CV - Class B	325,846	1,966,589
Total Mexico		3,743,596

NETHERLANDS - 2.1%
ABN AMRO Bank NV (c)	4,988	136,572
Adyen NV (a)(c)	1,820	3,341,730
Akzo Nobel NV	13,200	923,776
ASM International NV	3,660	2,343,382
ASML Holding NV	5,202	4,168,831
BE Semiconductor Industries NV	13,464	2,015,528
Euronext NV (c)	735	125,771
Heineken Holding NV	469	34,979
Heineken NV	12,600	1,103,223
ING Groep NV	23,144	507,893
Koninklijke Ahold Delhaize NV	30,968	1,294,702
NN Group NV	12,888	856,634
Wolters Kluwer NV	9,437	1,578,090
Total Netherlands		18,431,111

NEW ZEALAND - 0.0%(b)
Scales Corp. Ltd.	3,335	9,798

NORWAY - 0.1%
DNB Bank ASA	8,678	240,122
Equinor ASA	11,112	280,569
Yara International ASA	3,639	134,424
Total New Zealand		655,115

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

PERU - 0.3%
Credicorp Ltd.	11,901	$2,660,112

POLAND - 0.2%
Bank Polska Kasa Opieki SA	8,540	440,401
Powszechna Kasa Oszczednosci Bank Polski SA	40,681	851,021
Powszechny Zaklad Ubezpieczen SA	33,349	584,802
Total Poland		1,876,224

PORTUGAL - 0.2%
Galp Energia SGPS SA	78,065	1,433,161
Ibersol SGPS SA	2,340	26,691
Jeronimo Martins SGPS SA	21,932	555,375
Total Portugal		2,015,227

SAUDI ARABIA - 0.1%
Saudi National Bank (The)	90,403	872,255

SINGAPORE - 1.6%
BRC Asia Ltd.	14,800	36,107
DBS Group Holdings Ltd.	60,400	2,135,702
Hafnia Ltd.	3,936	19,752
HRnetgroup Ltd.	101,100	54,470
OKP Holdings Ltd.	53,600	36,052
Raffles Medical Group Ltd.	16,900	13,227
Sea Ltd. - ADR (a)	60,994	9,755,380
Singapore Airlines Ltd.	4,600	25,233
Singapore Exchange Ltd.	57,800	676,100
Singapore Technologies Engineering Ltd.	7,900	48,412
Singapore Telecommunications Ltd.	134,500	404,178
Trip.com Group Ltd. - ADR	22,619	1,326,378
Total Singapore		14,530,991

SOUTH AFRICA - 0.4%
Absa Group Ltd.	50,770	506,248
Bid Corp. Ltd.	14,887	393,669
Capitec Bank Holdings Ltd.	2,115	425,370
FirstRand Ltd.	122,398	524,806
Gold Fields Ltd.	26,732	633,235
Naspers Ltd.	1,601	498,812
Shoprite Holdings Ltd.	24,945	391,135
Total South Africa		3,373,275

SOUTH KOREA - 1.1%
Hana Financial Group, Inc.	4,278	272,967
Hanwha Aerospace Co., Ltd.	1,305	820,144
KB Financial Group, Inc.	7,297	599,537
Kia Corp.	14,681	1,051,145
NAVER Corp.	697	135,323
Samsung Biologics Co., Ltd. (a)(c)	629	462,265
Samsung Electro-Mechanics Co., Ltd.	3,573	356,745
Samsung Electronics Co., Ltd.	66,705	2,957,342
Samsung Electronics Co., Ltd. - GDR (f)	900	991,716
Samsung Fire & Marine Insurance Co., Ltd.	1,980	637,203
SK Hynix, Inc.	7,951	1,722,255
Total South Korea		10,006,642

SPAIN - 0.6%
ACS Actividades de Construccion y Servicios SA	1,204	83,614
Banco Bilbao Vizcaya Argentaria SA	103,164	1,586,676
First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

SPAIN (continued)
Banco Santander SA	393,055	$3,253,944
CaixaBank SA	15,989	138,525
Grupo Empresarial San Jose SA	3,607	25,878
Naturhouse Health SAU	579	1,286
Total Spain		5,089,923

SWEDEN - 1.1%
Assa Abloy AB - Class B	39,000	1,219,521
Cloetta AB - Class B	16,080	57,917
Spotify Technology SA (a)	9,287	7,126,287
Telefonaktiebolaget LM Ericsson - ADR	101,210	858,261
Zinzino AB - Class B	3,183	84,165
Total Sweden		9,346,151

SWITZERLAND - 2.3%
ABB Ltd.	26,653	1,593,361
Alcon AG	18,200	1,615,890
Coca-Cola HBC AG	36,560	1,898,058
dormakaba Holding AG	52	47,636
DSM-Firmenich AG	9,200	978,242
Klingelnberg AG	360	5,952
Logitech International SA	10,590	956,948
Lonza Group AG	3,441	2,458,616
Multitude PLC	1,918	16,349
Novartis AG	10,919	1,320,927
Roche Holding AG	13,001	4,250,163
Schindler Holding AG	2,708	1,008,669
STMicroelectronics NV	5,803	176,469
Sunrise Communications AG	33,213	1,875,759
UBS Group AG	69,020	2,345,171
Total Switzerland		20,548,210

TAIWAN - 3.7%
Accton Technology Corp.	90,000	2,237,601
ASE Technology Holding Co., Ltd.	155,000	776,574
Cathay Financial Holding Co., Ltd.	301,037	647,446
CTBC Financial Holding Co., Ltd.	485,000	725,842
Delta Electronics, Inc.	69,000	971,414
E Ink Holdings, Inc.	94,000	711,542
Hon Hai Precision Industry Co., Ltd.	260,000	1,425,414
MediaTek, Inc.	31,000	1,319,898
Taiwan Semiconductor Manufacturing Co., Ltd.	490,000	17,691,942
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	27,950	6,330,396
Uni-President Enterprises Corp.	145,000	402,221
Total Taiwan		33,240,290

UNITED ARAB EMIRATES - 0.5%
Abu Dhabi Commercial Bank PJSC	84,967	311,753
ADNOC Drilling Co. PJSC	84,950	131,796
Adnoc Gas PLC	457,259	425,690
Aldar Properties PJSC	1,094,407	2,658,457
Emaar Properties PJSC	183,023	677,877
First Abu Dhabi Bank PJSC	94,293	426,233
Total United Arab Emirates		4,631,806

UNITED STATES - 1.4%
Amrize Ltd. (a)	236	11,773
Coupang, Inc. (a)	115,840	3,470,566
Linde PLC	4,880	2,289,598
First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Shares	Value
COMMON STOCKS (continued)

UNITED STATES (continued)
Philip Morris International, Inc.	28,840	$5,252,629
STERIS PLC	5,090	1,222,720
Total United States		12,247,286

URUGUAY - 0.8%
MercadoLibre, Inc. (a)	2,763	7,221,460

TOTAL COMMON STOCKS (Cost $377,781,732)		479,082,131

PREFERRED STOCKS - 0.1%

BRAZIL - 0.1%
Itau Unibanco Holding SA, 0.00% (Cost $931,620)	172,869	1,173,779

EXCHANGE-TRADED FUNDS - 44.1%
iShares Core MSCI EAFE ETF	823	68,704
Schwab Emerging Markets Equity ETF	3,410,752	102,800,065
Schwab International Equity ETF (d)	13,034,482	288,062,052
TOTAL EXCHANGE-TRADED FUNDS (Cost $343,551,110)		390,930,821

RIGHTS - 0.0%(b)

SOUTH KOREA - 0.0%(b)
Hanwha Aerospace Co., Ltd., Expires 07/03/2025, Exercise Price $684,000.00 (a) (Cost $4,840)	94	18,925

SHORT-TERM INVESTMENTS - 1.6%
BlackRock Liquidity FedFund - Institutional Class, 4.22% (e) (Cost $13,813,333)	13,813,333	13,813,333

TOTAL INVESTMENTS - 99.8% (Cost $736,082,635)		$885,018,989
OTHER ASSETS AND LIABILITIES, NET - 0.2%		1,776,010
NET ASSETS - 100.0%		$886,794,999

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $16,669,311 or 1.9% of the Fund’s net assets.

(d)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(f)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2025, the value of these securities was $1,814,557, representing 0.2 % of net assets.

ADR	American Depositary Receipt
ASA	Advanced Subscription Agreement
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (concluded)
June 30, 2025

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Australia	$1,712,048	$9,037,676	$–	$10,749,724
Austria	–	2,521,293	–	2,521,293
Belgium	–	797,354	–	797,354
Bermuda	2,902,674	–	–	2,902,674
Brazil	10,023,675	–	–	10,023,675
Britain	7,028,659	47,412,559	–	54,441,218
Canada	15,197,597	–	–	15,197,597
Chile	–	423,392	–	423,392
China	3,341,901	34,046,902	–	37,388,803
Curacao	–	73,246	–	73,246
Denmark	131,483	6,979,832	–	7,111,315
Finland	–	522,600	–	522,600
France	–	27,348,732	–	27,348,732
Germany	–	54,616,715	–	54,616,715
Greece	–	1,207,474	–	1,207,474
Hong Kong	–	5,026,163	–	5,026,163
Hungary	–	598,683	–	598,683
India	9,063,068	17,133,654	–	26,196,722
Indonesia	–	1,025,964	–	1,025,964
Ireland	2,222,062	4,665,480	–	6,887,542
Israel	4,050,803	18,250	–	4,069,053
Italy	–	8,153,842	–	8,153,842
Japan	–	51,061,422	–	51,061,422
Luxembourg	237,456	–	–	237,456
Mexico	3,743,596	–	–	3,743,596
Netherlands	4,168,831	14,262,280	–	18,431,111
New Zealand	–	9,798	–	9,798
Norway	–	655,115	–	655,115
Peru	2,660,112	–	–	2,660,112
Poland	–	1,876,224	–	1,876,224
Portugal	–	2,015,227	–	2,015,227
Saudi Arabia	–	872,255	–	872,255
Singapore	11,081,758	3,449,233	–	14,530,991
South Africa	–	3,373,275	–	3,373,275
South Korea	–	10,006,642	–	10,006,642
Spain	–	5,089,923	–	5,089,923
Sweden	7,984,548	1,361,603	–	9,346,151
Switzerland	176,469	20,371,741	–	20,548,210
Taiwan	6,330,396	26,909,894	–	33,240,290
United Arab Emirates	–	4,631,806	–	4,631,806
United States	12,247,286	–	–	12,247,286
Uruguay	7,221,460	–	–	7,221,460
Total Common Stocks	111,525,882	367,556,249	–	479,082,131
Preferred Stocks	1,173,779	–	–	1,173,779
Exchange-Traded Funds	390,930,821	–	–	390,930,821
Rights	–	18,925	–	18,925
Money Market Funds	13,813,333	–	–	13,813,333
Total Investments*	$517,443,815	$367,575,174	$–	$885,018,989

*See Schedule of Investments for additional detailed categorizations.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 20.8%

BASIC MATERIALS - 0.6%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	$1,000,000	$1,008,046
CF Industries, Inc., 5.38%, 03/15/2044	174,000	161,530
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (a)	115,000	113,222
7.38%, 05/01/2033 (a)	70,000	65,727
Dow Chemical Co., 5.60%, 02/15/2054	2,500,000	2,275,522
DuPont de Nemours, Inc.
4.73%, 11/15/2028	720,000	730,930
5.42%, 11/15/2048	70,000	70,493
Eastman Chemical Co., 5.75%, 03/08/2033	110,000	114,366
Ecolab, Inc.
5.25%, 01/15/2028	101,000	104,036
4.30%, 06/15/2028	56,000	56,390
2.70%, 12/15/2051	168,000	103,065
FMC Corp., 6.38%, 05/18/2053	585,000	560,530
Georgia-Pacific LLC
0.95%, 05/15/2026 (a)	434,000	421,438
4.40%, 06/30/2028 (a)	49,000	49,246
Newmont Corp., 2.25%, 10/01/2030	470,000	423,236
Novelis, Inc., 6.88%, 01/30/2030 (a)	125,000	129,241
Nucor Corp.
4.30%, 05/23/2027	118,000	118,402
5.10%, 06/01/2035	134,000	134,418
Sherwin-Williams Co., 4.80%, 09/01/2031	2,064,000	2,086,122
Steel Dynamics, Inc.
5.38%, 08/15/2034	68,000	69,047
5.75%, 05/15/2055	83,000	80,450
Westlake Corp., 3.38%, 08/15/2061	191,000	114,011
Total Basic Materials		8,989,468

COMMUNICATIONS - 0.9%
Alphabet, Inc.
1.10%, 08/15/2030	2,500,000	2,159,703
5.25%, 05/15/2055	86,000	84,699
5.30%, 05/15/2065	86,000	84,206
Amazon.com, Inc.
3.30%, 04/13/2027	140,000	138,454
4.65%, 12/01/2029	89,000	90,955
3.60%, 04/13/2032	55,000	52,647
3.88%, 08/22/2037	53,000	47,941
4.05%, 08/22/2047	75,000	61,872
AT&T, Inc.
2.25%, 02/01/2032	1,320,000	1,136,057
5.40%, 02/15/2034	49,000	50,398
4.50%, 05/15/2035	172,000	163,897
4.90%, 08/15/2037	153,000	146,639
4.75%, 05/15/2046	391,000	341,173
3.50%, 09/15/2053	630,000	426,420
3.65%, 09/15/2059	28,000	18,785
3.85%, 06/01/2060	60,000	41,953
Charter Communications Operating LLC / Charter Communications Operating Capital
6.10%, 06/01/2029	89,000	93,178
6.38%, 10/23/2035	320,000	336,099
3.50%, 06/01/2041	89,000	64,569
3.50%, 03/01/2042	430,000	306,611
5.38%, 05/01/2047	400,000	347,164
4.80%, 03/01/2050	494,000	395,234
3.85%, 04/01/2061	56,000	35,878
Cisco Systems, Inc., 5.10%, 02/24/2035	223,000	228,264
First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

COMMUNICATIONS (continued)
Comcast Corp.
4.15%, 10/15/2028	$137,000	$136,741
4.25%, 10/15/2030	90,000	89,544
4.65%, 02/15/2033	2,500,000	2,484,461
4.60%, 10/15/2038	99,000	91,684
4.00%, 03/01/2048	252,000	194,598
5.50%, 05/15/2064	97,000	90,335
Corning, Inc.
3.90%, 11/15/2049	85,000	64,324
5.45%, 11/15/2079	66,000	60,592
Cox Communications, Inc.
5.45%, 09/15/2028 (a)	102,000	104,728
2.60%, 06/15/2031 (a)	625,000	546,985
5.45%, 09/01/2034 (a)	1,320,000	1,301,729
5.95%, 09/01/2054 (a)	55,000	51,061
Discovery Communications LLC, 3.63%, 05/15/2030	72,000	58,298
Fox Corp., 5.58%, 01/25/2049	110,000	103,212
Meta Platforms, Inc., 5.55%, 08/15/2064	57,000	55,702
Motorola Solutions, Inc., 5.55%, 08/15/2035	153,000	155,998
Paramount Global
5.85%, 09/01/2043	27,000	23,499
5.25%, 04/01/2044	69,000	54,924
Time Warner Cable LLC, 6.55%, 05/01/2037	4,000	4,131
T-Mobile USA, Inc.
3.88%, 04/15/2030	150,000	145,683
3.00%, 02/15/2041	1,459,000	1,067,631
3.60%, 11/15/2060	98,000	65,346
Verizon Communications, Inc.
2.55%, 03/21/2031	477,000	427,816
4.50%, 08/10/2033	170,000	165,247
5.25%, 04/02/2035	176,000	177,466
5.40%, 07/02/2037 (a)	21,000	21,127
3.40%, 03/22/2041	113,000	87,161
2.85%, 09/03/2041	133,000	94,216
3.88%, 03/01/2052	113,000	84,055
3.00%, 11/20/2060	210,000	123,779
Walt Disney Co., 2.00%, 09/01/2029	144,000	132,220
Total Communications		15,117,089

CONSUMER, CYCLICAL - 1.0%
AutoNation, Inc., 5.89%, 03/15/2035	49,000	49,696
AutoZone, Inc., 5.10%, 07/15/2029	46,000	47,144
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	150,000	155,337
Cummins, Inc., 5.45%, 02/20/2054	1,000,000	968,383
Daimler Truck Finance North America LLC, 5.13%, 01/19/2028 (a)	159,000	161,359
Dana, Inc., 5.38%, 11/15/2027	75,000	75,252
Darden Restaurants, Inc., 4.35%, 10/15/2027	74,000	74,142
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028	1,425,334	1,346,499
Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.00%, 06/10/2028	350,515	329,918
Ford Motor Co., 4.75%, 01/15/2043	150,000	115,342
Ford Motor Credit Co. LLC
4.13%, 08/04/2025	200,000	199,793
5.85%, 05/17/2027	1,200,000	1,209,132
5.11%, 05/03/2029	1,500,000	1,466,684
5.88%, 11/07/2029	400,000	401,174
6.05%, 11/05/2031	205,000	203,943
Gap, Inc.
3.63%, 10/01/2029 (a)	50,000	46,438
3.88%, 10/01/2031 (a)	125,000	111,729
First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

CONSUMER, CYCLICAL (continued)
General Motors Co.
5.35%, 04/15/2028	$106,000	$107,611
6.60%, 04/01/2036	840,000	889,648
General Motors Financial Co., Inc.
2.40%, 10/15/2028	1,155,000	1,074,987
5.75%, 02/08/2031	47,000	48,294
2.70%, 06/10/2031	108,000	94,547
5.60%, 06/18/2031	299,000	304,963
Home Depot, Inc., 4.90%, 04/15/2029	87,000	89,259
Hyundai Capital America
4.85%, 03/25/2027 (a)	89,000	89,374
4.88%, 11/01/2027 (a)	177,000	177,800
4.55%, 09/26/2029 (a)	445,000	441,031
5.40%, 06/23/2032 (a)	107,000	108,370
Lennar Corp., 5.20%, 07/30/2030	70,000	71,316
Lowe's Cos., Inc.
2.80%, 09/15/2041	1,250,000	873,272
3.70%, 04/15/2046	80,000	59,513
5.75%, 07/01/2053	1,150,000	1,124,279
Marriott International, Inc./MD
2.85%, 04/15/2031	145,000	131,663
3.50%, 10/15/2032	894,000	812,713
5.50%, 04/15/2037	56,000	56,009
McDonald's Corp.
4.80%, 08/14/2028	268,000	273,023
3.63%, 09/01/2049	131,000	95,019
Newell Brands, Inc.
6.38%, 05/15/2030	60,000	58,369
6.63%, 05/15/2032	35,000	33,389
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	88,000	89,559
3.60%, 09/01/2027	168,000	165,744
Stellantis Finance US, Inc., 6.45%, 03/18/2035 (a)	208,000	209,015
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030 (a)	100,000	99,649
United Airlines, Inc.
4.38%, 04/15/2026 (a)	185,000	183,777
4.63%, 04/15/2029 (a)	35,000	33,973
Walmart, Inc., 1.80%, 09/22/2031	1,175,000	1,023,625
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	50,000	41,875
5.05%, 03/15/2042	306,000	206,550
5.14%, 03/15/2052	273,000	169,943
Whirlpool Corp., 6.13%, 06/15/2030	40,000	40,352
William Carter Co., 5.63%, 03/15/2027 (a)	250,000	248,446
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (a)	150,000	134,490
Total Consumer, Cyclical		16,623,412

CONSUMER, NON-CYCLICAL - 3.5%
AbbVie, Inc.
4.95%, 03/15/2031	115,000	118,063
4.55%, 03/15/2035	380,000	368,942
4.05%, 11/21/2039	200,000	175,301
4.75%, 03/15/2045	150,000	135,171
4.25%, 11/21/2049	362,000	298,220
Agilent Technologies, Inc.
2.75%, 09/15/2029	171,000	160,053
2.30%, 03/12/2031	261,000	231,284
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (a)	175,000	165,791

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Amgen, Inc.
5.15%, 03/02/2028	$115,000	$117,503
5.25%, 03/02/2030	51,000	52,549
5.25%, 03/02/2033	140,000	143,363
5.15%, 11/15/2041	55,000	51,829
4.40%, 05/01/2045	46,000	39,133
5.65%, 03/02/2053	159,000	155,247
5.75%, 03/02/2063	84,000	81,664
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	117,090
4.90%, 02/01/2046	226,000	207,161
Ascension Health
2.53%, 11/15/2029	630,000	587,232
3.11%, 11/15/2039	120,000	93,904
Astrazeneca Finance LLC
4.88%, 03/03/2028	155,000	158,282
4.85%, 02/26/2029	186,000	190,210
4.90%, 03/03/2030	168,000	172,343
Automatic Data Processing, Inc., 4.45%, 09/09/2034	1,000,000	980,652
BAT Capital Corp.
6.34%, 08/02/2030	130,000	140,085
2.73%, 03/25/2031	620,000	558,341
4.39%, 08/15/2037	730,000	652,778
Becton Dickinson & Co.
4.69%, 02/13/2028	149,000	150,456
4.30%, 08/22/2032	68,000	65,969
Biogen, Inc., 6.45%, 05/15/2055	96,000	98,862
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	173,000	184,305
3.25%, 08/01/2042	62,000	46,392
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,450,000	1,312,549
Cardinal Health, Inc.
5.13%, 02/15/2029	70,000	71,782
4.60%, 03/15/2043	300,000	257,008
4.50%, 11/15/2044	265,000	222,548
5.75%, 11/15/2054	57,000	56,182
Cencora, Inc.
5.13%, 02/15/2034	172,000	173,358
4.30%, 12/15/2047	86,000	69,627
Cigna Group (The)
4.38%, 10/15/2028	73,000	73,088
2.40%, 03/15/2030	374,000	341,282
2.38%, 03/15/2031	215,000	191,133
3.88%, 10/15/2047	64,000	48,096
3.40%, 03/15/2050	249,000	168,838
CommonSpirit Health, 5.32%, 12/01/2034	1,030,000	1,032,212
Conagra Brands, Inc.
7.00%, 10/01/2028	181,000	193,570
5.40%, 11/01/2048	115,000	103,657
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/2029	1,000,000	944,125
Constellation Brands, Inc., 4.35%, 05/09/2027	77,000	77,007
CVS Health Corp.
5.55%, 06/01/2031	150,000	155,820
4.78%, 03/25/2038	365,000	334,971
2.70%, 08/21/2040	745,000	513,701
5.13%, 07/20/2045	599,000	530,483
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	200,000	202,592
Duke University Health System, Inc., 3.92%, 06/01/2047	70,000	55,212
Elevance Health, Inc., 6.10%, 10/15/2052	19,000	19,362

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Eli Lilly & Co.
3.10%, 05/15/2027	$50,000	$49,309
4.75%, 02/12/2030	98,000	100,477
4.60%, 08/14/2034	102,000	101,074
5.00%, 02/09/2054	335,000	313,057
5.20%, 08/14/2064	125,000	118,324
Ford Foundation (The), 2.82%, 06/01/2070	1,191,000	664,206
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	200,000	206,055
5.50%, 06/15/2035	50,000	51,202
General Mills, Inc., 4.95%, 03/29/2033	1,500,000	1,502,036
Gilead Sciences, Inc.
4.80%, 11/15/2029	117,000	119,421
5.10%, 06/15/2035	77,000	77,986
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	102,000	102,811
GXO Logistics, Inc., 6.25%, 05/06/2029	95,000	99,180
Haleon US Capital LLC
3.38%, 03/24/2029	1,500,000	1,450,501
4.00%, 03/24/2052	250,000	193,005
HCA, Inc.
3.38%, 03/15/2029	64,000	61,488
3.50%, 09/01/2030	145,000	137,117
5.45%, 04/01/2031	98,000	101,052
5.50%, 03/01/2032	108,000	111,460
7.75%, 07/15/2036	150,000	172,532
5.25%, 06/15/2049	87,000	77,287
3.50%, 07/15/2051	166,000	109,963
4.63%, 03/15/2052	185,000	148,669
Herc Holdings, Inc.
7.00%, 06/15/2030 (a)	80,000	83,549
7.25%, 06/15/2033 (a)	40,000	41,912
Hershey Co., 4.55%, 02/24/2028	81,000	82,025
Hormel Foods Corp., 4.80%, 03/30/2027	132,000	133,345
Humana, Inc.
4.88%, 04/01/2030	159,000	160,076
5.88%, 03/01/2033	53,000	54,772
Johnson & Johnson
4.90%, 06/01/2031	1,150,000	1,189,155
2.25%, 09/01/2050	1,000,000	585,489
Kaiser Foundation Hospitals, 2.81%, 06/01/2041	2,500,000	1,782,843
Kellanova, 7.45%, 04/01/2031	217,000	248,628
Kenvue, Inc., 4.85%, 05/22/2032	104,000	105,251
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	1,247,000	1,100,688
Kraft Heinz Foods Co.
5.20%, 03/15/2032	73,000	74,324
4.38%, 06/01/2046	319,000	258,080
4.88%, 10/01/2049	88,000	75,555
Kroger Co.
5.00%, 09/15/2034	66,000	65,528
3.88%, 10/15/2046	40,000	30,410
5.50%, 09/15/2054	123,000	116,758
5.65%, 09/15/2064	212,000	200,687
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (a)	75,000	71,520
4.38%, 01/31/2032 (a)	225,000	210,712
Mars, Inc.
4.65%, 04/20/2031 (a)	2,680,000	2,713,040
5.20%, 03/01/2035 (a)	1,320,000	1,335,812
5.65%, 05/01/2045 (a)	106,000	106,256
5.70%, 05/01/2055 (a)	81,000	80,802

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Massachusetts Institute of Technology
4.68%, 07/01/2114	$150,000	$124,673
3.89%, 07/01/2116	75,000	51,867
Mather Foundation, 2.68%, 10/01/2031	1,000,000	857,443
McKesson Corp., 4.95%, 05/30/2032	182,000	184,440
Medline Borrower LP, 3.88%, 04/01/2029 (a)	175,000	167,867
Mylan, Inc.
5.40%, 11/29/2043	180,000	151,486
5.20%, 04/15/2048	135,000	107,154
NBM US Holdings, Inc., 6.63%, 08/06/2029 (a)	800,000	804,618
Novartis Capital Corp., 4.00%, 09/18/2031	95,000	93,558
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028 (a)	275,000	264,487
Orlando Health Obligated Group, 4.09%, 10/01/2048	50,000	40,151
PepsiCo, Inc.
4.45%, 02/07/2028	117,000	118,451
3.60%, 02/18/2028	94,000	93,191
3.50%, 03/19/2040	3,000,000	2,486,635
4.00%, 03/05/2042	42,000	35,534
2.88%, 10/15/2049	1,000,000	656,803
Philip Morris International, Inc.
5.25%, 09/07/2028	575,000	591,417
5.13%, 02/15/2030	1,165,000	1,198,582
5.50%, 09/07/2030	480,000	501,747
Pilgrim's Pride Corp., 6.25%, 07/01/2033	310,000	327,757
President and Fellows of Harvard College
5.63%, 10/01/2038	210,000	221,506
6.50%, 01/15/2039 (a)	105,000	119,041
Procter & Gamble Co.
1.20%, 10/29/2030	1,150,000	992,610
4.55%, 01/29/2034	1,000,000	1,002,949
Providence St. Joseph Health Obligated Group, 2.53%, 10/01/2029	110,000	101,286
Quanta Services, Inc.
2.90%, 10/01/2030	112,000	103,248
2.35%, 01/15/2032	118,000	101,591
5.25%, 08/09/2034	133,000	134,629
3.05%, 10/01/2041	100,000	70,910
RELX Capital, Inc., 5.25%, 03/27/2035	520,000	532,097
Roche Holdings, Inc.
5.49%, 11/13/2030 (a)	231,000	244,227
4.91%, 03/08/2031 (a)	200,000	204,982
5.59%, 11/13/2033 (a)	980,000	1,039,230
4.59%, 09/09/2034 (a)	410,000	405,813
S&P Global, Inc., 2.70%, 03/01/2029	149,000	141,221
Sutter Health
5.16%, 08/15/2033	409,000	414,598
4.09%, 08/15/2048	125,000	99,800
Sysco Corp.
2.40%, 02/15/2030	2,500,000	2,286,738
5.10%, 09/23/2030	145,000	148,556
4.50%, 04/01/2046	189,000	158,212
4.45%, 03/15/2048	176,000	146,223
Tenet Healthcare Corp., 4.38%, 01/15/2030	200,000	193,600
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	88,000	90,353
Trustees of Boston College, 3.13%, 07/01/2052	169,000	115,713
Trustees of Princeton University (The)
5.70%, 03/01/2039	495,000	529,762
2.52%, 07/01/2050	90,000	55,002
Unilever Capital Corp.
2.13%, 09/06/2029	675,000	622,292
4.63%, 08/12/2034	1,950,000	1,935,132

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
United Rentals North America, Inc.
5.25%, 01/15/2030	$45,000	$45,119
3.88%, 02/15/2031	62,000	58,302
3.75%, 01/15/2032	50,000	45,928
UnitedHealth Group, Inc.
4.90%, 04/15/2031	102,000	103,655
4.50%, 04/15/2033	1,560,000	1,520,413
5.00%, 04/15/2034	470,000	469,820
5.30%, 06/15/2035	75,000	76,442
4.75%, 05/15/2052	691,000	588,611
4.95%, 05/15/2062	62,000	53,205
5.75%, 07/15/2064	275,000	267,471
University of Chicago (The), 2.76%, 04/01/2045	100,000	77,177
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	140,000	113,574
Viatris, Inc.
3.85%, 06/22/2040	96,000	70,905
4.00%, 06/22/2050	153,000	101,920
Zoetis, Inc.
2.00%, 05/15/2030	675,000	606,629
5.60%, 11/16/2032	73,000	77,074
Total Consumer, Non-Cyclical		56,167,234

ENERGY - 1.7%
APA Corp., 5.35%, 07/01/2049 (a)	470,000	373,071
BP Capital Markets America, Inc.
3.54%, 04/06/2027	301,000	297,883
2.77%, 11/10/2050	1,000,000	610,161
Cheniere Energy Partners LP
5.95%, 06/30/2033	500,000	521,918
5.55%, 10/30/2035 (a)	82,000	82,645
Chevron Corp., 2.24%, 05/11/2030	249,000	227,374
Chevron USA, Inc., 4.20%, 10/15/2049	52,000	41,354
Civitas Resources, Inc., 8.63%, 11/01/2030 (a)	25,000	25,381
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (a)	510,000	469,612
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030 (a)	215,000	226,960
ConocoPhillips Co.
5.05%, 09/15/2033	750,000	763,309
5.30%, 05/15/2053	950,000	876,103
Continental Wind LLC, 6.00%, 02/28/2033 (a)	888,416	912,814
DCP Midstream Operating LP
5.13%, 05/15/2029	320,000	325,066
6.75%, 09/15/2037 (a)	550,000	579,145
Diamondback Energy, Inc.
3.50%, 12/01/2029	90,000	86,096
6.25%, 03/15/2033	1,395,000	1,485,695
5.55%, 04/01/2035	975,000	985,585
4.40%, 03/24/2051	117,000	90,279
6.25%, 03/15/2053	51,000	50,426
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,500,000	1,506,702
4.95%, 05/15/2028	189,000	191,672
4.95%, 06/15/2028	115,000	116,708
6.55%, 12/01/2033	760,000	824,572
5.15%, 02/01/2043	135,000	118,130
5.30%, 04/15/2047	110,000	97,023
5.40%, 10/01/2047	254,000	226,192
5.00%, 05/15/2050	850,000	710,320
Enterprise Products Operating LLC
4.60%, 01/15/2031	72,000	72,548
First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

ENERGY (continued)
Enterprise Products Operating LLC (continued)
4.85%, 08/15/2042	$200,000	$182,883
3.70%, 01/31/2051	47,000	33,936
Expand Energy Corp., 4.75%, 02/01/2032	268,000	260,599
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031 (a)	355,000	306,977
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	192,000	187,816
Halliburton Co., 4.75%, 08/01/2043	122,000	105,790
HF Sinclair Corp.
5.00%, 02/01/2028	96,000	96,028
6.25%, 01/15/2035	80,000	81,205
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030 (a)	75,000	72,911
6.25%, 04/15/2032 (a)	100,000	95,487
Kinder Morgan Energy Partners LP, 5.50%, 03/01/2044	98,000	92,361
Marathon Petroleum Corp., 5.70%, 03/01/2035	150,000	152,126
MPLX LP
1.75%, 03/01/2026	1,655,000	1,623,031
5.40%, 04/01/2035	77,000	76,447
4.70%, 04/15/2048	245,000	198,763
Murray Energy Corp., 12.00%, 04/15/2024 (a)(b)(l)	180,991	0
Northwest Pipeline LLC, 4.00%, 04/01/2027	1,655,000	1,644,035
Occidental Petroleum Corp.
6.13%, 01/01/2031	140,000	144,931
6.45%, 09/15/2036	81,000	82,873
4.40%, 04/15/2046	185,000	135,642
6.05%, 10/01/2054	675,000	618,441
ONEOK Partners LP, 6.65%, 10/01/2036	119,000	127,848
ONEOK, Inc.
3.10%, 03/15/2030	610,000	569,622
4.75%, 10/15/2031	137,000	135,641
4.95%, 07/13/2047	150,000	125,908
5.20%, 07/15/2048	300,000	259,744
4.50%, 03/15/2050	70,000	54,029
Ovintiv, Inc., 7.38%, 11/01/2031	231,000	251,079
Pioneer Natural Resources Co., 5.10%, 03/29/2026	77,000	77,368
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	65,000	67,609
Sunoco LP, 6.25%, 07/01/2033 (a)	1,500,000	1,525,048
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	175,000	171,713
Targa Resources Corp.
6.50%, 03/30/2034	860,000	924,161
5.50%, 02/15/2035	150,000	150,525
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	88,000	89,309
Topaz Solar Farms LLC
4.88%, 09/30/2039 (a)	276,151	243,013
5.75%, 09/30/2039 (a)	866,994	851,223
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/2050	230,000	173,711
Valero Energy Partners LP, 4.50%, 03/15/2028	350,000	350,835
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	25,000	23,568
6.25%, 01/15/2030 (a)	175,000	180,491
4.13%, 08/15/2031 (a)	25,000	23,140
Western Midstream Operating LP
4.05%, 02/01/2030 (c)	1,210,000	1,163,687
5.45%, 11/15/2034	1,000,000	980,400
5.30%, 03/01/2048	56,000	46,732
Williams Cos., Inc.
4.63%, 06/30/2030	115,000	115,080
5.75%, 06/24/2044	252,000	246,945
First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

ENERGY (continued)
Williams Cos., Inc. (continued)
4.90%, 01/15/2045	$200,000	$175,658
Total Energy		28,191,113

FINANCIAL - 6.6%
200 Park Funding Trust, 5.74%, 02/15/2055 (a)	2,425,000	2,392,443
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	135,000	129,150
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031	210,000	212,951
American Express Co.
6.34% to 10/30/2025 then SOFR + 1.33%, 10/30/2026	885,000	890,186
5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028	303,000	306,431
5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031	99,000	101,324
5.67% to 04/25/2035 then SOFR + 1.79%, 04/25/2036	83,000	85,949
American Homes 4 Rent LP, 5.50%, 02/01/2034	1,750,000	1,779,254
American Tower Corp.
3.13%, 01/15/2027	108,000	105,884
5.20%, 02/15/2029	231,000	236,364
2.30%, 09/15/2031	150,000	130,133
Ameriprise Financial, Inc., 5.20%, 04/15/2035	2,700,000	2,719,864
Aon North America, Inc.
5.30%, 03/01/2031	184,000	190,307
5.75%, 03/01/2054	118,000	116,282
Arthur J Gallagher & Co.
4.85%, 12/15/2029	368,000	373,408
5.00%, 02/15/2032	1,000,000	1,013,484
5.75%, 03/02/2053	59,000	57,469
Athene Global Funding
4.86%, 08/27/2026 (a)	131,000	131,558
1.73%, 10/02/2026 (a)	143,000	138,037
5.32%, 11/13/2031 (a)	209,000	210,646
Athene Holding Ltd., 3.45%, 05/15/2052	54,000	34,305
Bank of America Corp.
4.45%, 03/03/2026	1,525,000	1,523,379
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,367,000	1,355,086
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	544,000	531,751
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030	45,000	42,835
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	212,000	217,289
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	1,675,000	1,503,502
2.57% to 10/20/2031 then SOFR + 1.21%, 10/20/2032	530,000	467,121
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	79,000	77,742
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	745,000	759,925
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	97,000	96,971
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	331,000	331,003
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	53,000	53,855
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	415,000	379,764
4.08% to 04/23/2039 then 3 mo. Term SOFR + 1.58%, 04/23/2040	83,000	72,192
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042	107,000	82,111
Bank of New York Mellon Corp., 4.94% to 02/11/2030 then SOFR + 0.89%, 02/11/2031	177,000	180,747
BankUnited, Inc., 5.13%, 06/11/2030	280,000	276,976
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,300,000	1,209,770
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	1,375,000	1,442,276
Bridge Housing Corp., 3.25%, 07/15/2030	500,000	458,251
Brixmor Operating Partnership LP, 4.05%, 07/01/2030	625,000	606,322
Broadstone Net Lease LLC, 2.60%, 09/15/2031	515,000	437,238
Brown & Brown, Inc.
5.55%, 06/23/2035	50,000	50,987
6.25%, 06/23/2055	34,000	35,047
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (a)	1,225,000	1,211,145
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031	260,000	293,760

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

FINANCIAL (continued)
Chubb INA Holdings LLC, 4.65%, 08/15/2029	$202,000	$205,443
Citibank NA
4.91%, 05/29/2030	252,000	256,838
5.57%, 04/30/2034	254,000	264,583
Citigroup, Inc.
1.12% to 01/28/2026 then SOFR + 0.77%, 01/28/2027	820,000	803,829
4.45%, 09/29/2027	1,562,000	1,563,499
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	610,000	597,907
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	294,000	292,667
2.98% to 11/05/2029 then SOFR + 1.42%, 11/05/2030	160,000	149,690
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	300,000	265,776
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033	1,880,000	1,680,177
5.88%, 02/22/2033	267,000	276,895
6.00%, 10/31/2033	233,000	244,681
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	260,000	252,527
2.90% to 11/03/2041 then SOFR + 1.38%, 11/03/2042	56,000	39,657
Citizens Financial Group, Inc.
5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032	140,000	144,835
2.64%, 09/30/2032	281,000	236,760
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	701,000	718,028
Community Preservation Corp., 2.87%, 02/01/2030	1,000,000	919,493
Crown Castle, Inc.
5.00%, 01/11/2028	104,000	105,025
5.60%, 06/01/2029	89,000	91,860
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (a)	970,000	956,235
Equitable Financial Life Global Funding, 1.30%, 07/12/2026 (a)	147,000	142,612
ERP Operating LP, 4.95%, 06/15/2032	28,000	28,320
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/2052	590,000	365,458
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	42,000	41,579
F&G Global Funding, 2.30%, 04/11/2027 (a)	171,000	164,187
Fidus Investment Corp., 6.75%, 03/19/2030	680,000	684,470
Fifth Third Bank NA, 4.97% to 01/28/2027 then SOFR + 0.81%, 01/28/2028	250,000	251,830
First Horizon Bank, 5.75%, 05/01/2030	250,000	255,717
First Horizon Corp., 5.51% to 03/07/2030 then SOFR + 1.77%, 03/07/2031	113,000	114,628
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	145,000	145,821
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/2031 (a)	940,000	782,660
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	150,000	150,033
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027	95,000	91,723
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	925,000	910,270
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	1,314,000	1,306,509
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	67,000	67,201
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031	965,000	987,588
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	770,000	684,417
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	137,000	119,648
6.75%, 10/01/2037	509,000	558,770
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	150,000	112,185
5.73% to 01/28/2055 then SOFR + 1.70%, 01/28/2056	84,000	83,985
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (a)	56,000	55,817
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/2031	1,250,000	1,265,583
6.38%, 07/01/2034	2,000,000	2,000,124
6.75%, 07/15/2035	1,025,000	1,043,587
HAT Holdings I LLC / HAT Holdings II LLC
8.00%, 06/15/2027 (a)	135,000	140,647
3.75%, 09/15/2030 (a)	1,000,000	913,857
HNA 2015 LLC, 2.37%, 09/18/2027	126,952	123,040
Host Hotels & Resorts LP, 3.50%, 09/15/2030	6,000	5,571
HSBC USA, Inc., 4.65%, 06/03/2028	200,000	201,578
Huntington Bancshares, Inc./OH, 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	145,000	152,151

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

FINANCIAL (continued)
Intercontinental Exchange, Inc., 4.95%, 06/15/2052	$157,000	$140,799
JPMorgan Chase & Co.
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028	300,000	297,393
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	1,875,000	1,913,475
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	175,000	172,410
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	108,000	108,323
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	1,240,000	1,229,091
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	796,000	746,588
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	1,250,000	1,319,400
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	2,000,000	2,036,525
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030	2,250,000	2,097,992
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	405,000	361,695
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032	662,000	582,788
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	83,000	83,481
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	42,000	45,647
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	500,000	525,294
2.53% to 11/19/2040 then 3 mo. Term SOFR + 1.51%, 11/19/2041	658,000	461,207
5.53% to 11/29/2044 then SOFR + 1.55%, 11/29/2045	52,000	52,116
KeyBank NA/Cleveland OH, 4.90%, 08/08/2032	250,000	241,242
KeyCorp
5.12% to 04/04/2030 then SOFR + 1.23%, 04/04/2031	135,000	136,611
6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	185,000	197,340
Kimco Realty OP LLC
2.25%, 12/01/2031	1,100,000	952,607
4.60%, 02/01/2033	135,000	133,077
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (a)	700,000	700,454
3.95%, 10/15/2050 (a)	120,000	87,735
3.95%, 05/15/2060 (a)	85,000	57,171
Low Income Investment Fund, 3.39%, 07/01/2026	1,000,000	981,022
Lseg US Fin Corp., 5.30%, 03/28/2034 (a)	590,000	606,154
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	1,500,000	1,584,088
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	107,000	107,787
Mastercard, Inc.
1.90%, 03/15/2031	1,000,000	882,668
4.35%, 01/15/2032	142,000	141,402
Morgan Stanley
3.95%, 04/23/2027	950,000	944,033
3.59%, 07/22/2028 (d)	403,000	395,946
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,155,000	1,138,510
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030	310,000	316,494
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	440,000	439,381
4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030	49,000	49,094
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031	53,000	50,825
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032	210,000	181,849
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,450,000	2,186,611
5.32% to 07/19/2034 then SOFR + 1.56%, 07/19/2035	81,000	81,989
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	138,000	117,263
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	192,000	191,287
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	222,000	227,862
3.22% to 04/22/2041 then SOFR + 1.49%, 04/22/2042	150,000	113,803
5.52% to 11/19/2054 then SOFR + 1.71%, 11/19/2055	101,000	98,700
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	1,310,000	1,301,681
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	150,000	138,553
3.50%, 03/15/2031	200,000	141,392
National Community Renaissance of California, 3.27%, 12/01/2032	1,000,000	862,103
National Health Investors, Inc., 3.00%, 02/01/2031	114,000	101,125
New York Life Global Funding
4.85%, 01/09/2028 (a)	74,000	75,269

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

FINANCIAL (continued)
New York Life Global Funding (continued)
4.55%, 01/28/2033 (a)	$1,000,000	$978,687
Northwestern Mutual Global Funding, 4.35%, 09/15/2027 (a)	99,000	99,371
OFS Capital Corp., 4.75%, 02/10/2026	1,300,000	1,276,619
Omnis Funding Trust, 6.72%, 05/15/2055 (a)	3,375,000	3,497,429
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	95,896
PennyMac Financial Services, Inc., 4.25%, 02/15/2029 (a)	225,000	216,351
PNC Bank NA, 4.54% to 05/13/2026 then SOFR + 0.63%, 05/13/2027	1,125,000	1,125,565
Preservation Of Affordable Housing, Inc., 4.48%, 12/01/2032	1,000,000	939,752
Private Export Funding Corp.
4.30%, 12/15/2028	1,000,000	1,016,476
4.60%, 02/15/2034	1,000,000	1,012,667
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048 (e)	78,000	79,008
Realty Income Corp., 3.25%, 01/15/2031	285,000	267,139
Regions Financial Corp.
5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	115,000	118,772
5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	120,000	120,300
7.38%, 12/10/2037	165,000	183,844
Reinvestment Fund, Inc., 3.88%, 02/15/2027	500,000	475,397
Signature Bank/New York NY, 4.00% to 10/15/2025 then 3 mo. AMERIBOR + 3.89%, 10/15/2030	150,000	85,500
Starwood Property Trust, Inc.
7.25%, 04/01/2029 (a)	1,000,000	1,051,820
6.00%, 04/15/2030 (a)	1,445,000	1,461,535
6.50%, 10/15/2030 (a)	2,105,000	2,173,286
Sun Communities Operating LP, 2.70%, 07/15/2031	475,000	420,958
Synchrony Financial
5.15%, 03/19/2029	192,000	192,775
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031	61,000	61,532
Teachers Insurance & Annuity Association of America, 3.30%, 05/15/2050 (a)	210,000	140,667
Thirax 2 LLC, 2.32%, 01/22/2034	755,895	689,049
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	300,000	324,506
Unum Group, 6.00%, 06/15/2054	130,000	128,244
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	195,000	165,512
USAA Capital Corp.
4.38%, 06/01/2028 (a)	154,000	155,039
2.13%, 05/01/2030 (a)	2,500,000	2,273,719
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027 (a)	1,100,000	1,115,216
Visa, Inc., 1.90%, 04/15/2027	1,000,000	965,380
Voya Financial, Inc., 5.00%, 09/20/2034	57,000	55,698
W R Berkley Corp., 4.00%, 05/12/2050	160,000	121,521
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	1,382,000	1,412,011
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,160,000	1,197,767
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	48,000	44,848
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031	775,000	709,990
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	435,000	445,113
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	380,000	415,352
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	48,000	49,225
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	650,000	652,500
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041	836,000	631,740
5.61%, 01/15/2044	96,000	93,047
4.75%, 12/07/2046	44,000	37,708
Weyerhaeuser Co.
4.75%, 05/15/2026	147,000	147,289
4.00%, 03/09/2052	75,000	56,316
Willis North America, Inc.
4.65%, 06/15/2027	206,000	207,126
5.90%, 03/05/2054	99,000	98,400

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

FINANCIAL (continued)
Zions Bancorp NA, 3.25%, 10/29/2029	$271,000	$248,373
Total Financial		106,739,832

INDUSTRIAL - 1.6%
AECOM, 5.13%, 03/15/2027	100,000	100,303
AGCO Corp., 5.45%, 03/21/2027	357,000	361,404
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	92,000	94,704
5.60%, 05/29/2034	92,000	94,504
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030 (a)	54,000	54,920
2.69%, 05/25/2031	73,000	65,367
Amrize Finance US LLC, 4.95%, 04/07/2030 (a)	72,000	72,965
Ball Corp.
6.00%, 06/15/2029	275,000	281,923
3.13%, 09/15/2031	100,000	89,716
Berry Global, Inc., 1.57%, 01/15/2026	1,010,000	991,942
Boeing Co.
2.75%, 02/01/2026	460,000	454,762
2.20%, 02/04/2026	2,040,000	2,008,160
6.26%, 05/01/2027	80,000	82,305
5.15%, 05/01/2030	110,000	111,991
3.60%, 05/01/2034	54,000	47,591
5.71%, 05/01/2040	1,305,000	1,289,260
3.38%, 06/15/2046	87,000	59,543
3.63%, 03/01/2048	565,000	391,099
3.75%, 02/01/2050	143,000	100,986
5.81%, 05/01/2050	65,000	62,335
5.93%, 05/01/2060	554,000	526,611
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	31,000	27,324
4.15%, 12/15/2048	136,000	112,384
4.45%, 01/15/2053	82,000	69,233
Carlisle Cos., Inc., 2.20%, 03/01/2032	382,000	322,837
Carrier Global Corp., 3.38%, 04/05/2040	205,000	162,697
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	106,000	102,323
5.00%, 05/14/2027	48,000	48,817
4.40%, 03/03/2028	176,000	177,305
4.38%, 08/16/2029	57,000	57,433
4.70%, 11/15/2029	153,000	155,823
Deere & Co., 5.45%, 01/16/2035	84,000	87,503
Flowserve Corp., 2.80%, 01/15/2032	245,000	213,084
GATX Corp., 3.25%, 09/15/2026	122,000	120,187
Honeywell International, Inc.
4.95%, 09/01/2031	100,000	102,692
5.38%, 03/01/2041	2,000,000	2,011,293
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030	1,700,000	1,661,295
John Deere Capital Corp.
4.95%, 07/14/2028	70,000	71,718
4.55%, 06/05/2030	138,000	139,279
4.90%, 03/07/2031	90,000	92,197
4.40%, 09/08/2031	142,000	141,673
L3Harris Technologies, Inc.
5.25%, 06/01/2031	99,000	102,114
5.40%, 07/31/2033	103,000	105,799
Lennox International, Inc., 5.50%, 09/15/2028	147,000	151,587
Lockheed Martin Corp., 4.70%, 12/15/2031	115,000	116,454
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	90,000	79,367

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

INDUSTRIAL (continued)
MasTec, Inc., 5.90%, 06/15/2029	$92,000	$95,164
Nature Conservancy (The), 1.51%, 07/01/2029	300,000	265,757
Owens Corning
5.50%, 06/15/2027	447,000	456,571
3.50%, 02/15/2030	125,000	119,449
Packaging Corp. of America, 5.70%, 12/01/2033	145,000	151,436
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.40%, 11/15/2026 (a)	1,450,000	1,427,688
6.05%, 08/01/2028 (a)	128,000	133,357
5.35%, 03/30/2029 (a)	66,000	67,679
5.25%, 02/01/2030 (a)	150,000	153,492
6.20%, 06/15/2030 (a)	94,000	100,231
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)	300,000	308,496
Republic Services, Inc., 4.75%, 07/15/2030	150,000	152,805
RTX Corp.
4.88%, 10/15/2040	2,281,000	2,144,958
5.38%, 02/27/2053	135,000	129,224
Ryder System, Inc., 5.50%, 06/01/2029	108,000	111,737
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (a)	25,000	25,367
Sonoco Products Co.
4.60%, 09/01/2029	198,000	197,543
5.00%, 09/01/2034	97,000	94,348
Standard Industries, Inc./NY
4.75%, 01/15/2028 (a)	125,000	123,611
4.38%, 07/15/2030 (a)	175,000	165,697
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060	342,000	334,089
Textron, Inc., 3.00%, 06/01/2030	1,900,000	1,763,149
Tote Shipholdings LLC, 3.40%, 10/16/2040	839,000	737,372
Trimble, Inc., 6.10%, 03/15/2033	71,000	75,428
Vontier Corp., 2.95%, 04/01/2031	214,000	191,275
Vulcan Materials Co., 5.70%, 12/01/2054	83,000	82,336
Waste Management, Inc., 4.95%, 07/03/2027	143,000	145,421
Weir Group, Inc., 5.35%, 05/06/2030 (a)	1,580,000	1,602,120
Total Industrial		25,130,609

TECHNOLOGY - 0.7%
Accenture Capital, Inc., 4.50%, 10/04/2034	79,000	76,884
Adobe, Inc.
4.85%, 04/04/2027	63,000	63,908
4.75%, 01/17/2028	163,000	165,888
Apple, Inc.
3.00%, 06/20/2027	1,000,000	982,657
1.40%, 08/05/2028	279,000	258,518
4.38%, 05/13/2045	106,000	93,648
2.65%, 05/11/2050	211,000	132,356
2.70%, 08/05/2051	85,000	53,167
2.80%, 02/08/2061	10,000	5,913
Applied Materials, Inc., 4.80%, 06/15/2029	66,000	67,492
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	83,000	84,236
Broadcom, Inc.
5.05%, 07/12/2029	556,000	569,354
2.45%, 02/15/2031 (a)	228,000	203,877
3.42%, 04/15/2033 (a)	809,000	733,705
3.14%, 11/15/2035 (a)	194,000	163,627
3.19%, 11/15/2036 (a)	487,000	403,718
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	815,000	794,413
Dell International LLC / EMC Corp.
4.75%, 04/01/2028	165,000	166,931
4.35%, 02/01/2030	195,000	193,265

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

TECHNOLOGY (continued)
Dell International LLC / EMC Corp. (continued)
8.10%, 07/15/2036	$123,000	$148,251
3.38%, 12/15/2041	189,000	141,258
Fiserv, Inc.
5.15%, 08/12/2034	92,000	92,336
4.40%, 07/01/2049	190,000	155,550
Foundry JV Holdco LLC
6.15%, 01/25/2032 (a)	340,000	357,763
6.30%, 01/25/2039 (a)	200,000	209,210
Hewlett Packard Enterprise Co., 4.45%, 09/25/2026	69,000	69,108
Intel Corp.
4.15%, 08/05/2032	1,084,000	1,027,698
3.73%, 12/08/2047	187,000	131,925
5.70%, 02/10/2053	83,000	77,243
5.60%, 02/21/2054	80,000	73,392
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	102,000	92,117
Leidos, Inc.
4.38%, 05/15/2030	136,000	133,997
5.50%, 03/15/2035	112,000	113,707
Oracle Corp.
2.30%, 03/25/2028	280,000	265,752
6.25%, 11/09/2032	2,120,000	2,294,174
4.30%, 07/08/2034	84,000	79,780
3.80%, 11/15/2037	241,000	206,305
4.00%, 11/15/2047	209,000	159,968
5.55%, 02/06/2053	40,000	37,615
QUALCOMM, Inc., 4.75%, 05/20/2032	75,000	75,875
Texas Instruments, Inc., 4.60%, 02/15/2028	103,000	104,662
Total Technology		11,261,243

UTILITIES - 4.2%
AEP Texas, Inc., 5.45%, 05/15/2029	290,000	299,344
AEP Transmission Co. LLC
4.25%, 09/15/2048	425,000	340,407
4.50%, 06/15/2052	58,000	48,651
AES Corp.
5.45%, 06/01/2028	102,000	104,233
2.45%, 01/15/2031	2,718,000	2,376,193
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	1,000,000	1,029,600
Alabama Power Co., 3.75%, 03/01/2045	170,000	132,511
Ameren Corp., 5.70%, 12/01/2026	65,000	66,042
American Water Capital Corp., 5.25%, 03/01/2035	1,200,000	1,216,000
Arizona Public Service Co.
6.35%, 12/15/2032	630,000	678,714
3.75%, 05/15/2046	500,000	372,545
Avangrid, Inc., 3.80%, 06/01/2029	1,000,000	976,898
Boston Gas Co., 5.84%, 01/10/2035 (a)	415,000	431,330
Brooklyn Union Gas Co., 6.42%, 07/18/2054 (a)	74,000	76,546
Calpine Corp., 3.75%, 03/01/2031 (a)	275,000	260,884
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,880,000	1,827,003
Commonwealth Edison Co.
3.70%, 08/15/2028	320,000	316,055
2.75%, 09/01/2051	1,000,000	604,500
5.95%, 06/01/2055	30,000	31,062
Connecticut Light and Power Co.
4.65%, 01/01/2029	1,000,000	1,012,315
4.00%, 04/01/2048	105,000	82,376
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	63,000	54,257

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

UTILITIES (continued)
4.50%, 12/01/2045	$86,000	$73,623
4.13%, 05/15/2049	106,000	83,646
Consumers Energy Co., 4.60%, 05/30/2029	1,000,000	1,010,279
Dominion Energy, Inc.
3.38%, 04/01/2030	230,000	218,575
4.90%, 08/01/2041	2,000,000	1,803,480
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	625,000	670,583
DTE Electric Co.
1.90%, 04/01/2028	1,000,000	943,581
3.95%, 03/01/2049	2,470,000	1,938,519
DTE Energy Co., 4.88%, 06/01/2028	154,000	156,263
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,000,000	2,714,667
2.85%, 03/15/2032	1,000,000	897,080
3.55%, 03/15/2052	56,000	40,370
5.40%, 01/15/2054	42,000	40,393
Duke Energy Corp., 5.80%, 06/15/2054	85,000	82,994
Duke Energy Florida LLC
3.80%, 07/15/2028	550,000	545,151
2.50%, 12/01/2029	1,000,000	928,581
4.20%, 07/15/2048	50,000	40,053
3.00%, 12/15/2051	1,000,000	631,553
5.95%, 11/15/2052	56,000	57,487
Duke Energy Indiana LLC, 2.75%, 04/01/2050	930,000	572,932
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	40,000	39,398
Duke Energy Progress LLC, 4.00%, 04/01/2052	90,000	69,055
Emera US Finance LP
3.55%, 06/15/2026	225,000	222,539
4.75%, 06/15/2046	130,000	108,082
Entergy Mississippi LLC
3.85%, 06/01/2049	64,000	47,127
5.80%, 04/15/2055	36,000	36,020
Entergy Texas, Inc.
5.25%, 04/15/2035	59,000	59,481
4.50%, 03/30/2039	468,000	424,758
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	39,000	39,440
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055	950,000	966,307
FirstEnergy Corp., 4.85%, 07/15/2047 (c)	106,000	90,071
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (a)	174,000	177,492
Florida Power & Light Co.
5.15%, 06/15/2029	145,000	150,046
2.88%, 12/04/2051	570,000	359,013
Georgia Power Co., 3.25%, 03/15/2051	200,000	137,110
Indiana Michigan Power Co., 5.63%, 04/01/2053	49,000	48,095
Interstate Power and Light Co., 3.50%, 09/30/2049	105,000	73,865
ITC Holdings Corp., 4.95%, 09/22/2027 (a)	450,000	454,841
Jersey Central Power & Light Co., 2.75%, 03/01/2032 (a)	68,000	59,612
Kentucky Power Co., 7.00%, 11/15/2033 (a)	215,000	231,393
KeySpan Gas East Corp., 5.99%, 03/06/2033 (a)	135,000	140,298
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (a)	91,000	79,900
MidAmerican Energy Co.
5.35%, 01/15/2034	875,000	906,699
5.85%, 09/15/2054	975,000	1,003,464
5.30%, 02/01/2055	1,050,000	998,750
Narragansett Electric Co., 5.35%, 05/01/2034 (a)	95,000	96,202
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	160,000	159,864
4.75%, 02/07/2028	109,000	110,406
1.35%, 03/15/2031	1,500,000	1,262,366
4.15%, 12/15/2032	1,000,000	958,881

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

UTILITIES (continued)
New York State Electric & Gas Corp.
5.65%, 08/15/2028 (a)	$1,000,000	$1,036,483
2.15%, 10/01/2031 (a)	2,500,000	2,143,802
5.85%, 08/15/2033 (a)	93,000	97,573
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	154,000	158,627
5.90%, 03/15/2055	126,000	126,397
NiSource, Inc.
5.20%, 07/01/2029	505,000	518,424
5.85%, 04/01/2055	43,000	42,549
Northern States Power Co./MN, 3.20%, 04/01/2052	1,000,000	679,968
Northwest Natural Gas Co., 3.08%, 12/01/2051	1,000,000	609,589
NSTAR Electric Co., 5.40%, 06/01/2034	265,000	271,483
Ohio Edison Co., 5.50%, 01/15/2033 (a)	930,000	950,684
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/2032	115,000	110,970
Pacific Gas and Electric Co.
4.30%, 03/15/2045	138,000	104,160
3.95%, 12/01/2047	797,000	562,281
4.95%, 07/01/2050	320,000	257,923
6.70%, 04/01/2053	1,000,000	1,002,710
PacifiCorp
4.13%, 01/15/2049	935,000	715,943
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	105,000	109,154
PG&E Recovery Funding LLC
4.84%, 06/01/2033	918,668	923,402
5.53%, 06/01/2049	2,000,000	1,968,238
PPL Capital Funding, Inc., 5.25%, 09/01/2034	50,000	50,402
PPL Electric Utilities Corp.
4.85%, 02/15/2034	950,000	950,209
4.15%, 06/15/2048	85,000	68,899
Public Service Co. of Colorado
3.70%, 06/15/2028	591,000	584,510
5.35%, 05/15/2034	835,000	846,888
4.10%, 06/15/2048	2,263,000	1,749,505
2.70%, 01/15/2051	314,000	186,043
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,150,000	994,883
Public Service Electric and Gas Co.
4.85%, 08/01/2034	49,000	48,845
2.70%, 05/01/2050	420,000	260,661
5.13%, 03/15/2053	800,000	752,539
Puget Sound Energy, Inc., 5.69%, 06/15/2054	83,000	81,335
RWE Finance US LLC, 6.25%, 04/16/2054 (a)	1,000,000	995,661
San Diego Gas & Electric Co.
4.95%, 08/15/2028	1,000,000	1,020,997
2.95%, 08/15/2051	1,375,000	865,165
SCE Recovery Funding LLC, 2.94%, 11/15/2042	1,627,000	1,311,785
Southern California Edison Co.
4.88%, 02/01/2027	550,000	553,100
5.85%, 11/01/2027	685,000	701,896
2.75%, 02/01/2032	1,000,000	860,678
5.20%, 06/01/2034	575,000	557,661
4.13%, 03/01/2048	110,000	79,783
3.65%, 06/01/2051	1,000,000	661,104
Southern California Gas Co., 5.60%, 04/01/2054	52,000	50,618
Southwestern Public Service Co., 3.75%, 06/15/2049	360,000	260,571
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (a)	75,000	76,306
Union Electric Co.
2.63%, 03/15/2051	1,000,000	594,930
3.90%, 04/01/2052	90,000	68,573
Virginia Electric and Power Co., 5.55%, 08/15/2054	40,000	38,717

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

UTILITIES (continued)
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	$2,000,000	$2,024,066
Vistra Operations Co. LLC
5.63%, 02/15/2027 (a)	375,000	375,257
5.00%, 07/31/2027 (a)	100,000	99,877
Wisconsin Power and Light Co., 3.95%, 09/01/2032	81,000	76,562
Wisconsin Public Service Corp., 2.85%, 12/01/2051	510,000	312,770
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (a)	1,016,000	1,041,534
Total Utilities		66,890,541

TOTAL CORPORATE BONDS (Cost $343,030,773)		335,110,541

U.S. GOVERNMENT AGENCIES - 17.5%
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.31%, 04/15/2042 (a)(d)(f)	7,875,000	81,086
Federal Home Loan Mortgage Corp.
Pool A97420, 4.00%, 03/01/2041	71,727	69,355
Pool C04420, 3.00%, 01/01/2043	363,152	329,002
Pool C09044, 3.50%, 07/01/2043	106,414	99,841
Pool C91967, 3.00%, 12/01/2037	173,627	163,874
Pool G06784, 3.50%, 10/01/2041	45,987	43,309
Pool G07025, 5.00%, 02/01/2042	84,691	85,849
Pool G07028, 4.00%, 06/01/2042	129,848	125,404
Pool G08654, 3.50%, 07/01/2045	95,680	88,936
Pool G08658, 3.00%, 08/01/2045	162,586	144,941
Pool G08721, 3.00%, 09/01/2046	969,013	861,842
Pool G08741, 3.00%, 01/01/2047	561,849	499,707
Pool G08760, 3.00%, 04/01/2047	204,139	180,631
Pool G08768, 4.50%, 06/01/2047	163,822	159,697
Pool G08772, 4.50%, 07/01/2047	37,317	36,180
Pool G16015, 3.00%, 01/01/2032	92,433	90,141
Pool G16177, 2.00%, 01/01/2032	62,282	59,191
Pool G61713, 3.50%, 01/01/2045	148,497	139,307
Pool G67715, 4.50%, 08/01/2048	93,350	91,340
Pool Q12052, 3.50%, 10/01/2042	235,963	221,631
Pool Q49494, 4.50%, 07/01/2047	40,593	39,580
Pool Q52081, 3.50%, 11/01/2047	120,498	110,275
Pool QA7234, 3.00%, 02/01/2050	289,077	253,226
Pool QC0039, 2.50%, 03/01/2051	239,666	200,207
Pool QC9556, 2.50%, 10/01/2051	266,863	223,941
Pool QE0375, 4.00%, 04/01/2052	342,510	321,793
Pool QE5182, 4.50%, 06/01/2052	308,087	295,209
Pool QE5382, 4.50%, 07/01/2052	311,715	298,686
Pool RA7211, 4.00%, 04/01/2052	464,609	433,271
Pool RA9629, 5.50%, 08/01/2053	1,200,941	1,202,683
Pool SB8088, 1.50%, 02/01/2036	238,174	212,251
Pool SB8189, 4.00%, 11/01/2037	1,095,394	1,072,821
Pool SD1059, 3.50%, 06/01/2052	501,213	454,470
Pool SD1844, 3.00%, 06/01/2052	664,449	578,763
Pool SD1937, 3.00%, 03/01/2052	307,674	266,480
Pool SD7551, 3.00%, 01/01/2052	1,123,264	986,077
Pool SD8016, 3.00%, 10/01/2049	51,248	44,906
Pool SD8090, 2.00%, 09/01/2050	2,077,946	1,658,647
Pool SD8104, 1.50%, 11/01/2050	370,504	279,057
Pool SD8128, 2.00%, 02/01/2051	3,037,717	2,419,072
Pool SD8135, 2.50%, 03/01/2051	8,448,487	7,040,996
Pool SD8141, 2.50%, 04/01/2051	4,630,280	3,867,379
Pool SD8178, 2.50%, 11/01/2051	1,419,682	1,182,210
Pool SD8189, 2.50%, 01/01/2052	612,278	509,117
Pool SD8195, 3.00%, 02/01/2052	225,232	195,280
Pool SD8213, 3.00%, 05/01/2052	1,723,021	1,493,513

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp.
Pool SD8214, 3.50%, 05/01/2052	$2,886,542	$2,603,664
Pool SD8220, 3.00%, 06/01/2052	443,801	384,228
Pool SD8231, 4.50%, 07/01/2052	499,619	478,226
Pool SD8233, 5.00%, 07/01/2052	1,643,165	1,620,240
Pool SD8244, 4.00%, 09/01/2052	932,328	868,712
Pool SD8246, 5.00%, 09/01/2052	2,452,330	2,415,333
Pool SD8265, 4.00%, 11/01/2052	6,040,625	5,627,827
Pool SD8286, 4.00%, 01/01/2053	5,030,781	4,686,728
Pool SD8300, 5.50%, 02/01/2053	750,664	752,255
Pool SD8315, 5.00%, 04/01/2053	2,612,229	2,571,605
Pool SD8329, 5.00%, 06/01/2053	1,434,058	1,408,502
Pool SD8349, 5.50%, 08/01/2053	3,815,469	3,820,116
Pool U90490, 4.00%, 06/01/2042	2,743	2,637
Pool U99175, 4.50%, 06/01/2047	17,769	17,377
Pool V83956, 4.50%, 02/01/2048	79,715	77,613
Pool ZK5708, 2.50%, 06/01/2028	19,537	19,100
Pool ZM2486, 3.50%, 01/01/2047	123,698	112,792
Pool ZT0536, 3.50%, 03/01/2048	498,145	458,645
Federal National Mortgage Association
0.88%, 08/05/2030	1,265,000	1,092,927
0.00%, 03/17/2031 (g)	260,000	205,379
Pool 310210, 4.00%, 05/01/2044	1,936,516	1,854,307
Pool AB2459, 4.00%, 03/01/2041	164,992	159,423
Pool AB6832, 3.50%, 11/01/2042	178,022	166,927
Pool AE0481, 5.00%, 09/01/2040	68,253	69,102
Pool AE1761, 4.00%, 09/01/2040	101,441	98,038
Pool AE3049, 4.50%, 09/01/2040	98,861	98,545
Pool AH3384, 3.50%, 01/01/2041	136,503	128,410
Pool AL0028, 5.00%, 02/01/2041	58,151	58,874
Pool AL0054, 4.50%, 02/01/2041	192,922	192,067
Pool AL7343, 5.50%, 02/01/2042	30,817	31,580
Pool AL8858, 4.00%, 07/01/2046	178,939	169,612
Pool AL9072, 5.00%, 07/01/2044	136,058	138,408
Pool AO7352, 3.50%, 08/01/2042	117,653	110,382
Pool AS0212, 3.50%, 08/01/2043	76,881	72,026
Pool AS4952, 3.00%, 05/01/2030	63,061	61,667
Pool AS6311, 3.50%, 12/01/2045	127,924	118,573
Pool AS7568, 4.50%, 07/01/2046	70,868	69,190
Pool AS7660, 2.50%, 08/01/2046	381,760	326,308
Pool AS7742, 3.50%, 08/01/2046	139,995	129,359
Pool AS7847, 3.00%, 09/01/2046	92,614	82,505
Pool AS7877, 2.50%, 09/01/2046	33,996	29,030
Pool AS8073, 2.50%, 10/01/2046	103,045	87,576
Pool AS8299, 3.00%, 11/01/2046	139,218	124,741
Pool AS8583, 3.50%, 01/01/2047	78,263	72,038
Pool AS8960, 4.00%, 03/01/2047	96,337	90,812
Pool AT2725, 3.00%, 05/01/2043	276,667	249,994
Pool AX7677, 3.50%, 01/01/2045	8,105	7,571
Pool BA3907, 3.50%, 12/01/2045	182,234	169,290
Pool BC0769, 4.00%, 12/01/2045	207,256	196,625
Pool BC9096, 3.50%, 12/01/2046	68,973	63,784
Pool BM1278, 3.00%, 05/01/2032	226,365	219,749
Pool BM3148, 4.50%, 11/01/2047	31,452	30,638
Pool BM3881, 4.50%, 05/01/2048	65,883	64,096
Pool BM3904, 5.00%, 05/01/2048	34,306	34,310
Pool BM4012, 4.50%, 05/01/2048	43,950	42,751
Pool BM4716, 3.50%, 12/01/2030	16,943	16,730
Pool BM5261, 4.00%, 01/01/2048	159,564	151,082
Pool BM5654, 3.50%, 06/01/2048	121,200	111,597
Pool BM5839, 3.50%, 11/01/2047	3,928	3,676
Pool BM6038, 4.00%, 01/01/2045	8,002	7,653

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association (continued)
Pool BP2403, 3.50%, 04/01/2050	$1,018,942	$926,214
Pool BP6618, 2.50%, 08/01/2050	512,684	429,772
Pool BT0267, 3.00%, 09/01/2051	263,214	231,860
Pool BV2540, 4.50%, 06/01/2052	144,521	138,554
Pool BW3382, 4.50%, 07/01/2052	133,410	127,829
Pool CA0549, 4.00%, 10/01/2047	50,390	47,719
Pool CA1020, 4.50%, 01/01/2048	92,803	90,300
Pool CA1210, 4.50%, 02/01/2048	15,363	14,949
Pool CA5083, 3.50%, 01/01/2035	73,280	71,215
Pool CA6414, 3.00%, 07/01/2050	3,216,731	2,852,758
Pool CB1301, 2.50%, 08/01/2051	253,169	212,430
Pool CB2095, 3.00%, 11/01/2051	3,945,660	3,417,258
Pool CB2243, 2.50%, 11/01/2036	476,610	447,858
Pool CB2795, 3.00%, 02/01/2052	386,473	336,038
Pool CB3599, 3.50%, 05/01/2052	262,726	237,944
Pool CB3715, 3.50%, 06/01/2037	673,233	651,343
Pool CB3905, 3.50%, 06/01/2052	452,902	409,196
Pool FA0197, 4.00%, 02/01/2054	638,837	595,741
Pool FM1001, 3.50%, 11/01/2048	160,397	147,472
Pool FM1361, 3.50%, 12/01/2046	76,723	72,000
Pool FM2309, 3.50%, 03/01/2049	139,820	128,738
Pool FM3664, 4.00%, 03/01/2049	987,675	934,369
Pool FM4216, 3.50%, 06/01/2049	57,724	52,955
Pool FM4962, 3.00%, 02/01/2047	840,439	759,293
Pool FM6272, 2.50%, 02/01/2051	174,481	147,027
Pool FM6687, 2.50%, 04/01/2051	288,262	242,495
Pool FM8325, 2.50%, 07/01/2035	586,993	561,726
Pool FS0759, 3.50%, 02/01/2052	742,569	677,055
Pool FS1228, 3.00%, 03/01/2052	387,140	338,150
Pool FS1533, 3.00%, 04/01/2052	266,816	233,564
Pool FS1535, 3.00%, 04/01/2052	89,102	77,827
Pool FS5179, 5.00%, 06/01/2053	429,772	425,145
Pool FS5848, 2.50%, 12/01/2051	1,198,964	1,003,861
Pool FS8254, 2.00%, 08/01/2042	5,063,358	4,365,424
Pool MA1178, 4.00%, 09/01/2042	19,594	18,811
Pool MA1221, 4.50%, 09/01/2042	1,742	1,710
Pool MA1439, 2.50%, 05/01/2043	176,518	155,402
Pool MA1711, 4.50%, 12/01/2043	10,059	9,874
Pool MA2806, 3.00%, 11/01/2046	169,443	150,372
Pool MA2863, 3.00%, 01/01/2047	170,107	150,821
Pool MA2959, 3.50%, 04/01/2047	233,258	214,954
Pool MA3076, 2.50%, 07/01/2032	160,135	153,496
Pool MA3114, 2.50%, 08/01/2032	176,753	169,743
Pool MA3120, 3.50%, 09/01/2047	106,086	97,288
Pool MA3121, 4.00%, 09/01/2047	122,346	115,847
Pool MA3124, 2.50%, 09/01/2032	169,039	162,335
Pool MA3182, 3.50%, 11/01/2047	32,904	30,251
Pool MA3211, 4.00%, 12/01/2047	76,702	72,797
Pool MA3307, 4.50%, 03/01/2048	54,289	52,817
Pool MA3333, 4.00%, 04/01/2048	55,821	52,836
Pool MA3383, 3.50%, 06/01/2048	117,895	107,755
Pool MA3871, 3.00%, 12/01/2049	273,412	239,551
Pool MA3937, 3.00%, 02/01/2050	686,148	601,087
Pool MA4017, 3.00%, 05/01/2040	165,546	154,516
Pool MA4027, 3.50%, 05/01/2040	55,271	52,891
Pool MA4119, 2.00%, 09/01/2050	2,618,026	2,083,535
Pool MA4156, 2.50%, 10/01/2035	1,109,682	1,040,092
Pool MA4157, 1.50%, 10/01/2050	341,969	257,352
Pool MA4159, 2.50%, 10/01/2050	262,832	219,122
Pool MA4182, 2.00%, 11/01/2050	335,784	268,029
Pool MA4204, 2.00%, 12/01/2040	408,704	353,151

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association (continued)
Pool MA4209, 1.50%, 12/01/2050	$1,570,094	$1,181,608
Pool MA4236, 1.50%, 01/01/2051	447,633	336,981
Pool MA4237, 2.00%, 01/01/2051	346,287	276,088
Pool MA4255, 2.00%, 02/01/2051	379,036	301,844
Pool MA4268, 2.00%, 02/01/2041	339,936	293,370
Pool MA4302, 1.50%, 04/01/2036	456,874	407,145
Pool MA4306, 2.50%, 04/01/2051	1,322,567	1,104,279
Pool MA4325, 2.00%, 05/01/2051	5,513,331	4,386,214
Pool MA4333, 2.00%, 05/01/2041	691,358	594,385
Pool MA4355, 2.00%, 06/01/2051	3,906,911	3,097,493
Pool MA4377, 1.50%, 07/01/2051	538,317	404,993
Pool MA4378, 2.00%, 07/01/2051	569,698	453,166
Pool MA4473, 1.50%, 11/01/2041	4,556,313	3,745,402
Pool MA4512, 2.50%, 01/01/2052	484,118	402,839
Pool MA4548, 2.50%, 02/01/2052	1,522,285	1,266,199
Pool MA4565, 3.50%, 03/01/2052	1,209,265	1,092,937
Pool MA4579, 3.00%, 04/01/2052	674,804	584,989
Pool MA4580, 3.50%, 04/01/2052	572,908	516,763
Pool MA4600, 3.50%, 05/01/2052	462,894	417,531
Pool MA4624, 3.00%, 06/01/2052	326,422	282,717
Pool MA4626, 4.00%, 06/01/2052	5,390,230	5,022,727
Pool MA4644, 4.00%, 05/01/2052	1,317,398	1,227,513
Pool MA4655, 4.00%, 07/01/2052	1,032,359	961,972
Pool MA4656, 4.50%, 07/01/2052	2,415,820	2,315,009
Pool MA4684, 4.50%, 06/01/2052	3,323,641	3,185,066
Pool MA4700, 4.00%, 08/01/2052	3,559,422	3,316,552
Pool MA4701, 4.50%, 08/01/2052	3,670,639	3,517,593
Pool MA4709, 5.00%, 07/01/2052	664,314	654,327
Pool MA4732, 4.00%, 09/01/2052	6,937,383	6,464,016
Pool MA4733, 4.50%, 09/01/2052	9,337,056	8,948,078
Pool MA4737, 5.00%, 08/01/2052	985,626	970,808
Pool MA4761, 5.00%, 09/01/2052	164,302	161,823
Pool MA4783, 4.00%, 10/01/2052	5,877,410	5,467,272
Pool MA4784, 4.50%, 10/01/2052	603,462	578,343
Pool MA4785, 5.00%, 10/01/2052	4,233,329	4,169,245
Pool MA4805, 4.50%, 11/01/2052	5,045,704	4,835,867
Pool MA4807, 5.50%, 11/01/2052	2,567,789	2,582,754
Pool MA4840, 4.50%, 12/01/2052	1,276,806	1,223,709
Pool MA4842, 5.50%, 12/01/2052	1,873,028	1,878,445
Pool MA4868, 5.00%, 01/01/2053	494,110	486,630
Pool MA4918, 5.00%, 02/01/2053	1,639,628	1,612,443
Pool MA4919, 5.50%, 02/01/2053	831,076	833,159
Pool MA4942, 6.00%, 03/01/2053	553,441	563,778
Pool MA4978, 5.00%, 04/01/2053	2,207,950	2,170,990
Pool MA5011, 6.00%, 05/01/2053	1,519,159	1,549,052
Pool MA5026, 3.50%, 04/01/2053	4,454,362	4,013,747
Pool MA5039, 5.50%, 06/01/2053	2,251,085	2,254,406
Pool MA5106, 5.00%, 08/01/2053	1,543,739	1,516,788
Pool MA5107, 5.50%, 08/01/2053	3,732,872	3,737,813
Pool MA5138, 5.50%, 09/01/2053	2,320,432	2,323,682
Pool MA5139, 6.00%, 09/01/2053	4,126,534	4,199,760
Pool MA5165, 5.50%, 10/01/2053	7,778,345	7,786,817
Pool MA5190, 5.50%, 11/01/2053	6,382,917	6,389,869
Pool MA5247, 6.00%, 01/01/2054	263,731	268,290
Pool MA5327, 5.00%, 04/01/2054	2,118,670	2,077,436
Pool MA5353, 5.50%, 05/01/2054	2,028,008	2,028,389
Pool MA5389, 6.00%, 06/01/2054	355,527	361,485
Pool MA5497, 5.50%, 10/01/2054	1,448,296	1,448,568
Pool MA5498, 6.00%, 10/01/2054	550,061	559,119
Pool MA5553, 5.50%, 12/01/2054	2,382,208	2,382,656
Pool MA5683, 5.00%, 04/01/2040	970,864	977,962

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Ginnie Mae I Pool, Pool BU5340, 3.00%, 04/15/2050	$151,905	$134,697
Ginnie Mae II Pool
Pool 4540, 4.50%, 09/20/2039	59,878	59,414
Pool 4853, 4.00%, 11/20/2040	57,969	55,433
Pool 5115, 4.50%, 07/20/2041	34,428	34,161
Pool 5304, 3.50%, 02/20/2042	119,137	111,613
Pool 785163, 3.50%, 10/20/2050	50,201	46,160
Pool 786483, 3.50%, 11/20/2052	3,054,573	2,740,433
Pool BX3679, 3.00%, 08/20/2050	225,551	199,307
Pool BX3680, 3.00%, 08/20/2050	291,257	257,008
Pool BX3681, 3.00%, 08/20/2050	196,731	173,478
Pool BY0325, 2.50%, 10/20/2050	1,111,522	935,197
Pool BY0330, 3.00%, 10/20/2050	88,290	78,125
Pool BY0331, 3.00%, 10/20/2050	229,216	202,825
Pool BY0338, 3.50%, 08/20/2050	119,052	109,764
Pool BY0339, 3.50%, 08/20/2050	118,014	108,626
Pool BY0340, 3.50%, 08/20/2050	117,809	108,182
Pool MA0220, 3.50%, 07/20/2042	173,095	162,001
Pool MA0534, 3.50%, 11/20/2042	78,887	73,798
Pool MA0624, 3.00%, 12/20/2042	145,982	133,041
Pool MA2964, 5.00%, 07/20/2045	83,442	84,160
Pool MA3034, 3.50%, 08/20/2045	30,760	28,626
Pool MA3105, 3.50%, 09/20/2045	30,612	28,489
Pool MA3309, 3.00%, 12/20/2045	45,196	40,595
Pool MA3455, 4.00%, 02/20/2046	122,608	116,258
Pool MA3522, 4.00%, 03/20/2046	45,969	43,616
Pool MA3597, 3.50%, 04/20/2046	44,024	40,970
Pool MA3936, 3.00%, 09/20/2046	65,511	58,808
Pool MA4125, 2.50%, 12/20/2046	64,503	56,110
Pool MA4127, 3.50%, 12/20/2046	250,036	231,419
Pool MA4261, 3.00%, 02/20/2047	160,436	143,853
Pool MA4264, 4.50%, 02/20/2047	21,641	21,133
Pool MA4381, 3.00%, 04/20/2047	108,452	97,247
Pool MA4382, 3.50%, 04/20/2047	907,066	839,452
Pool MA4452, 4.00%, 05/20/2047	66,528	62,301
Pool MA4653, 4.00%, 08/20/2047	34,508	32,413
Pool MA4654, 4.50%, 08/20/2047	32,521	31,747
Pool MA4720, 4.00%, 09/20/2047	518,559	488,808
Pool MA4837, 3.50%, 11/20/2047	82,404	76,116
Pool MA4899, 3.00%, 12/20/2047	48,111	43,058
Pool MA4961, 3.00%, 01/20/2048	100,964	90,362
Pool MA4962, 3.50%, 01/20/2048	84,731	78,249
Pool MA4964, 4.50%, 01/20/2048	100,223	97,838
Pool MA5079, 4.50%, 03/20/2048	20,149	19,669
Pool MA5331, 4.50%, 07/20/2048	40,661	39,626
Pool MA5594, 3.50%, 11/20/2048	335,853	309,362
Pool MA5876, 4.00%, 04/20/2049	1,740,998	1,652,380
Pool MA5987, 4.50%, 06/20/2049	112,135	109,512
Pool MA6090, 3.50%, 08/20/2049	1,034,914	946,763
Pool MA6153, 3.00%, 09/20/2049	77,703	69,020
Pool MA6338, 3.00%, 12/20/2049	156,763	139,254
Pool MA6409, 3.00%, 01/20/2050	363,459	323,115
Pool MA6411, 4.00%, 01/20/2050	196,202	184,498
Pool MA6476, 4.00%, 02/20/2050	286,727	269,635
Pool MA6768, 4.00%, 07/20/2050	432,907	406,913
Pool MA6931, 2.50%, 10/20/2050	3,271,477	2,784,044
Pool MA7135, 2.00%, 01/20/2051	537,750	438,047
Pool MA7194, 3.00%, 02/20/2051	208,217	184,771
Pool MA7254, 2.00%, 03/20/2051	314,545	256,213
Pool MA7367, 2.50%, 05/20/2051	3,774,193	3,209,476
Pool MA7369, 3.50%, 05/20/2051	1,493,272	1,365,844
Pool MA7419, 3.00%, 06/20/2051	337,344	298,728

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Ginnie Mae II Pool (continued)
Pool MA7471, 2.00%, 07/20/2051	$384,594	$313,264
Pool MA7533, 2.00%, 08/20/2051	424,507	345,774
Pool MA7768, 3.00%, 12/20/2051	1,417,422	1,254,287
Pool MA7828, 3.00%, 01/20/2052	387,256	342,783
Pool MA7829, 3.50%, 01/20/2052	761,348	695,200
Pool MA7871, 2.50%, 02/20/2052	241,411	201,323
Pool MA7883, 3.50%, 02/20/2052	2,031,218	1,855,043
Pool MA7989, 3.50%, 04/20/2052	1,914,450	1,746,630
Pool MA8149, 3.50%, 07/20/2052	2,325,837	2,121,593
Pool MA8201, 4.50%, 08/20/2052	998,211	963,527
Pool MA8267, 4.00%, 09/20/2052	6,118,531	5,718,306
Pool MA8347, 4.50%, 10/20/2052	1,545,341	1,492,282
Pool MA8428, 5.00%, 11/20/2052	542,716	535,836
Pool MA8487, 3.50%, 12/20/2052	3,257,989	2,973,911
Pool MA8489, 4.50%, 12/20/2052	1,402,630	1,352,890
Pool MA8646, 4.50%, 02/20/2053	2,454,068	2,364,499
Pool MA8647, 5.00%, 02/20/2053	1,388,939	1,370,330
Pool MA8725, 5.00%, 03/20/2053	276,604	273,138
Pool MA8879, 5.50%, 05/20/2053	3,667,679	3,690,609
Pool MA9101, 3.00%, 08/20/2053	2,829,427	2,506,046
Pool MA9852, 6.00%, 08/20/2054	1,999,921	2,032,258
Pool MB0091, 5.00%, 12/20/2054	144,048	141,585
International Finance Corp., 4.38%, 01/15/2027	1,000,000	1,007,436
Tennessee Valley Authority
1.50%, 09/15/2031	105,000	90,190
0.00%, 07/15/2034 (g)	45,000	30,134
5.25%, 02/01/2055	660,000	643,772
U.S. Department of Housing and Urban Development, 2.87%, 08/01/2027	1,000,000	978,268
U.S. International Development Finance Corporation
1.65%, 04/15/2028	1,000,000	949,560
1.05%, 10/15/2029	547,308	513,091
TOTAL U.S. GOVERNMENT AGENCIES (Cost $289,321,004)		280,972,867

ASSET-BACKED SECURITIES - 14.3%
ABPCI Direct Lending Fund ABS Ltd., Series 2020-1A, Class A, 3.20%, 12/29/2030 (a)	1,036,490	1,017,181
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.97%, 07/15/2053 (a)	500,000	512,921
Affirm, Inc.
Series 2024-A, Class 1A, 5.61%, 02/15/2029 (a)	1,600,000	1,612,186
Series 2024-X2, Class A, 5.22%, 12/17/2029 (a)	554,144	554,420
Series 2025-2A, Class A, 4.67%, 07/15/2033 (a)	1,200,000	1,204,624
AGL CLO Ltd., Series 2022-19A, Class A1R, 0.00% (3 mo. Term SOFR + 1.30%), 07/21/2038 (a)	3,000,000	3,000,000
Air Canada
Series 2015-1, 3.60%, 03/15/2027 (a)	2,750,633	2,685,505
Series 2015-2, 3.75%, 12/15/2027 (a)	963,911	937,055
Series 2020-2, Class A, 5.25%, 04/01/2029 (a)	944,064	952,550
Aligned Data Centers Issuer LLC
Series 2022-1A, Class A2, 6.35%, 10/15/2047 (a)	1,000,000	1,002,786
Series 2023-1A, Class A2, 6.00%, 08/17/2048 (a)	1,180,000	1,191,167
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class C, 1.41%, 08/18/2027	300,000	294,350
Series 2023-2, Class C, 6.00%, 07/18/2029	500,000	513,723
Anchorage Capital CLO Ltd., Series 2023-26A, Class A1R, 5.81% (3 mo. Term SOFR + 1.52%), 03/19/2038 (a)	2,250,000	2,260,881
Angel Oak Mortgage Trust LLC, Series 2021-8, Class A3, 2.84%, 11/25/2066 (a)(d)	100,000	71,467
Apidos CLO, Series 2018-18A, Class A1R2, 5.60% (3 mo. Term SOFR + 1.33%), 01/22/2038 (a)	2,500,000	2,505,582
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 5.42% (3 mo. Term SOFR + 1.18%), 03/31/2038 (a)	2,500,000	2,496,250
Atlas Senior Loan Fund Ltd.
Series 2016-7A, Class A2R, 6.14% (3 mo. Term SOFR + 1.81%), 11/27/2031 (a)	1,500,000	1,501,585
Series 2018-10A, Class B, 6.02% (3 mo. Term SOFR + 1.76%), 01/15/2031 (a)	2,250,000	2,253,638
Series 2018-11A, Class A1L, 5.64% (3 mo. Term SOFR + 1.36%), 07/26/2031 (a)	254,341	254,436
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064 (a)(c)	558,267	539,129

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Car Rental LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027 (a)	$800,000	$776,879
Series 2021-2A, Class A, 1.66%, 02/20/2028 (a)	900,000	864,562
Series 2022-1A, Class A, 3.83%, 08/21/2028 (a)	1,000,000	989,167
Series 2023-1A, Class A, 5.25%, 04/20/2029 (a)	1,400,000	1,427,060
Series 2023-2A, Class A, 5.20%, 10/20/2027 (a)	400,000	402,958
Series 2023-3A, Class A, 5.44%, 02/22/2028 (a)	600,000	607,473
Series 2023-4A, Class A, 5.49%, 06/20/2029 (a)	2,000,000	2,053,548
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)	500,000	513,020
Bain Capital Credit CLO, Series 2019-1A, Class AR2, 5.50% (3 mo. Term SOFR + 1.23%), 04/19/2034 (a)	3,250,000	3,254,648
Bankers Healthcare Group, Inc.
Series 2022-C, Class B, 5.93%, 10/17/2035 (a)	1,100,156	1,103,795
Series 2023-B, Class B, 7.45%, 12/17/2036 (a)	540,000	554,795
Barrow Hanley Ltd.
Series 2023-1A, Class A1R, 5.61% (3 mo. Term SOFR + 1.34%), 01/20/2038 (a)	2,450,000	2,453,011
Series 2024-3A, Class A1, 5.89% (3 mo. Term SOFR + 1.62%), 04/20/2037 (a)	3,000,000	3,009,165
Blue Stream Communications LLC, Series 2023-1A, Class A2, 5.40%, 05/20/2053 (a)	1,300,000	1,304,394
BlueMountain CLO Ltd., Series 2021-31A, Class A1, 5.68% (3 mo. Term SOFR + 1.41%), 04/19/2034 (a)	3,000,000	3,002,088
Bread Financial Holdings, Inc., Series 2024-B, Class A, 4.62%, 05/15/2031	1,000,000	1,007,368
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 06/15/2037 (a)	472,904	465,186
Series 2024-1A, Class B, 6.92%, 05/15/2039 (a)	1,167,472	1,198,322
Capital Automotive LLC, Series 2024-3A, Class A1, 4.40%, 10/15/2054 (a)	1,202,800	1,170,247
Carlyle Global Market Strategies, Series 2021-5A, Class A1, 5.65% (3 mo. Term SOFR + 1.38%), 07/20/2034 (a)	1,500,000	1,500,737
CarMax Auto Owner Trust
Series 2021-3, Class C, 1.25%, 05/17/2027	190,000	187,957
Series 2021-4, Class C, 1.38%, 07/15/2027	200,000	196,730
Series 2022-1, Class C, 2.20%, 11/15/2027	300,000	294,359
Series 2022-1, Class D, 2.47%, 07/17/2028	100,000	98,159
CBAM Ltd., Series 2020-12A, Class AR, 5.71% (3 mo. Term SOFR + 1.44%), 07/20/2034 (a)	1,750,000	1,752,742
CCG Receivables Trust, Series 2025-1A, Class A2, 5.50%, 03/26/2055 (a)	1,050,000	1,032,969
CFG Investments Ltd., Series 2025-1, Class A, 6.47%, 03/25/2036 (a)	1,500,000	1,514,979
CIFC Funding Ltd., Series 2018-2A, Class A1R, 5.64% (3 mo. Term SOFR + 1.37%), 10/20/2037 (a)	3,250,000	3,258,219
Citibank NA, Series 2018-A7, Class A7, 3.96%, 10/13/2030	600,000	597,095
Cogent Communications Holdings, Inc., Series 2024-1A, Class A2, 7.92%, 05/25/2054 (a)	2,200,000	2,331,397
COOPR Residential Mortgage Trust, Series 2025-CES2, Class A1A, 5.50%, 06/25/2060 (a)(d)	900,000	899,992
Credit Acceptance Corp.
Series 2023-5A, Class C, 7.30%, 04/17/2034 (a)	1,000,000	1,038,748
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	520,000	521,258
Credit Suisse Mortgage Capital Certificates, Series 2018-RPL9, Class A, 3.85%, 09/25/2057 (a)(d)	96,600	93,602
Crown Point CLO Ltd., Series 2021-11A, Class A1R, 5.52% (3 mo. Term SOFR + 1.26%), 02/28/2038 (a)	3,000,000	3,017,259
Cyrusone Holdco LLC, Series 2025-1A, Class A2, 5.91%, 02/20/2050 (a)	880,000	896,117
Delta Air Lines, Inc., Series 2015-1, 3.88%, 07/30/2027	326,832	316,042
DigitalBridge Group, Inc., Series 2021-1A, Class A2, 3.93%, 09/25/2051 (a)	1,020,000	986,740
EFMT 2024-CES1, Series 2024-CES1, Class A1, 5.52%, 01/26/2060 (a)(c)	827,113	832,930
EnFin Residential Solar Receivables Trust, Series 2024-2A, Class A, 5.98%, 09/20/2055 (a)	939,190	904,109
ExteNet LLC, Series 2024-1A, Class A2, 5.34%, 07/25/2054 (a)	750,000	751,763
FedEx Corp., 1.88%, 02/20/2034	53,156	45,895
Flexential Issuer LLC, Series 2021-1A, Class A2, 3.25%, 11/27/2051 (a)	1,700,000	1,645,124
Ford Credit Auto Owner Trust
Series 2021-1, Class A, 1.37%, 10/17/2033 (a)	3,000,000	2,927,336
Series 2021-1, Class B, 1.61%, 10/17/2033 (a)	120,000	117,009
Series 2021-2, Class B, 1.91%, 05/15/2034 (a)	100,000	96,473
Series 2022-B, Class A4, 3.93%, 08/15/2027	1,500,000	1,495,431
Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(c)	2,300,000	2,344,008
Ford Credit Floorplan LLC
Series 2020-2, Class A, 1.06%, 09/15/2027	600,000	595,586
Series 2024-1, Class A1, 5.29%, 04/15/2029 (a)	2,100,000	2,135,620
Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)	1,700,000	1,702,681
Frontier Communications Parent, Inc., Series 2024-1, Class A2, 6.19%, 06/20/2054 (a)	590,000	607,535
General Motors Co., Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)	1,000,000	1,011,516
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027	157,115	155,620

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Global Sea Containers Two SRL
Series 2020-1A, Class A, 2.17%, 10/17/2040 (a)	$550,624	$524,639
Series 2020-2A, Class A, 2.26%, 11/19/2040 (a)	145,110	138,461
Series 2020-2A, Class B, 3.32%, 11/19/2040 (a)	120,921	115,798
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class B, 6.16%, 04/16/2029	500,000	516,320
Series 2023-4, Class C, 6.41%, 05/16/2029	300,000	310,602
GM Financial Revolving Receivables Trust
Series 2021-1, Class B, 1.49%, 06/12/2034 (a)	100,000	96,426
Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	500,000	522,138
Series 2024-2, Class A, 4.52%, 03/11/2037 (a)	1,700,000	1,709,883
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, 01/22/2029 (a)	242,430	241,337
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048 (a)	260,365	203,891
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (a)	1,013,642	835,331
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (a)	724,318	625,010
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (a)	803,277	724,178
GreenSky Home Improvement Trust 2024-1, Series 2024-1, Class A2, 5.88%, 06/25/2059 (a)	354,281	356,086
HERO Funding Trust
Series 2016-1A, Class A, 4.05%, 09/20/2041 (a)	206,342	195,063
Series 2016-3A, Class A1, 3.08%, 09/20/2042 (a)	93,846	85,444
Series 2020-1A, Class A, 2.59%, 09/20/2057 (a)	359,339	299,528
Hertz Global Holdings, Inc., Series 2025-2A, Class A, 5.13%, 09/25/2031 (a)	810,000	812,352
Hertz Vehicle Financing LLC, Series 2023-2A, Class C, 7.13%, 09/25/2029 (a)	900,000	919,233
Home Equity Asset Trust, Series 2003-1, Class M1, 5.93% (1 mo. Term SOFR + 1.61%), 06/25/2033	1,391	1,367
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 01/17/2041 (a)	334,246	308,319
Hotwire Funding LLC, Series 2024-1A, Class B, 6.67%, 06/20/2054 (a)	1,500,000	1,535,265
ICG US CLO Ltd., Series 2015-2RA, Class BR, 6.01% (3 mo. Term SOFR + 1.75%), 01/16/2033 (a)	1,000,000	989,711
Imperial Fund Mortgage Trust, Series 2022-NQM6, Class M1, 7.10%, 10/25/2067 (a)(d)	150,000	149,585
Jamestown CLO Ltd., Series 2019-14A, Class A1RR, 5.31% (3 mo. Term SOFR + 1.04%), 10/20/2034 (a)	3,000,000	2,983,203
JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.50% (30 day avg SOFR US + 1.20%), 02/25/2055 (a)	709,159	707,718
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048 (a)	2,643	2,633
Lendmark Funding Trust, Series 2024-1A, Class A, 5.53%, 06/21/2032 (a)	2,000,000	2,032,953
LIAS Administration Fee Issuer, Series 2018-1A, Class A, 5.96%, 07/25/2048 (a)	893,968	852,948
Loanpal Solar Loan Ltd.
Series 2021-1GS, Class A, 2.29%, 01/20/2048 (a)	533,503	444,638
Series 2021-2GS, Class A, 2.22%, 03/20/2048 (a)	304,237	246,218
Madison Park Funding Ltd.
Series 2018-29A, Class A1R2, 5.50% (3 mo. Term SOFR + 1.18%), 03/25/2038 (a)	3,830,000	3,825,611
Series 2019-37A, Class AR2, 5.79% (3 mo. Term SOFR + 1.53%), 04/15/2037 (a)	3,000,000	3,015,114
Marble Point CLO, Series 2020-2A, Class A1R2, 5.49% (3 mo. Term SOFR + 1.21%), 03/15/2038 (a)	2,500,000	2,490,447
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/2036 (a)	1,710,000	1,655,978
Series 2024-AA, Class A, 5.13%, 09/22/2036 (a)	320,000	324,086
Series 2025-AA, Class A, 4.98%, 05/20/2038 (a)	630,000	638,548
MCA Fund Holding LLC, Series 2020-1, Class A, 3.25%, 11/15/2035 (a)	115,277	114,192
MFRA Trust
Series 2020-NQM1, Class B1, 4.98%, 08/25/2049 (a)(d)	2,500,000	2,451,336
Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (a)(d)	358,787	326,220
MMAF Equipment Finance LLC
Series 2019-A, Class A5, 3.08%, 11/12/2041 (a)	21,861	21,847
Series 2019-B, Class A5, 2.29%, 11/12/2041 (a)	300,000	295,289
Series 2025-A, Class A3, 4.82%, 08/13/2032 (a)	2,000,000	2,031,682
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, 2.82%, 04/22/2031 (a)	1,193,372	1,180,141
Mosaic Solar Loans LLC
Series 2020-1A, Class A, 2.10%, 04/20/2046 (a)	347,106	308,213
Series 2020-2A, Class A, 1.44%, 08/20/2046 (a)	394,385	334,485
Series 2021-1A, Class B, 2.05%, 12/20/2046 (a)	463,998	369,097
Series 2021-3A, Class A, 1.44%, 06/20/2052 (a)	999,670	813,737
Series 2021-3A, Class C, 1.77%, 06/20/2052 (a)	338,692	232,101
Series 2022-3A, Class A, 6.10%, 06/20/2053 (a)	731,420	733,253
Series 2025-1A, Class A, 6.12%, 08/22/2050 (a)	607,636	601,951

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Mountain View Funding CLO, Series 2015-9A, Class A1R, 5.64% (3 mo. Term SOFR + 1.38%), 07/15/2031 (a)	$213,325	$213,402
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 08/15/2034 (a)	419,605	395,875
Nassau Global Credit Ltd., Series 2024-1A, Class A1, 5.87% (3 mo. Term SOFR + 1.60%), 07/20/2037 (a)	3,000,000	3,009,411
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068 (a)	44,054	43,192
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (a)	2,218,477	2,135,549
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	85,858	81,642
Series 2020-DA, Class A, 1.69%, 05/15/2069 (a)	66,171	62,676
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	2,095,734	1,910,031
Series 2021-EA, Class A, 0.97%, 12/16/2069 (a)	2,059,336	1,842,511
North Mill Equipment Finance LLC, Series 2022-B, Class B, 7.12%, 06/15/2029 (a)	1,340,000	1,359,076
Ocean Trails CLO, Series 2014-5A, Class ARR, 5.78% (3 mo. Term SOFR + 1.54%), 10/13/2031 (a)	533,798	534,107
On Deck Capital, Inc.
Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,090,000	1,083,667
Series 2025-1A, Class C, 6.64%, 04/19/2032 (a)	980,000	975,472
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class A, 3.63%, 09/14/2027 (a)	147,532	147,035
Series 2021-1A, Class B, 1.26%, 07/14/2028 (a)	600,000	590,111
Series 2021-1A, Class C, 1.42%, 07/14/2028 (a)	500,000	491,570
Series 2025-1A, Class A, 5.36%, 04/16/2035 (a)	1,800,000	1,855,722
OneMain Financial Issuance Trust
Series 2020-2A, Class A, 1.75%, 09/14/2035 (a)	600,000	584,974
Series 2021-1A, Class A2, 5.06% (30 day avg SOFR US + 0.76%), 06/16/2036 (a)	600,000	599,646
Series 2023-2A, Class A1, 5.84%, 09/15/2036 (a)	1,200,000	1,227,182
Series 2023-2A, Class B, 6.17%, 09/15/2036 (a)	1,070,000	1,104,563
Series 2025-1A, Class A, 4.82%, 07/14/2038 (a)	2,100,000	2,113,207
Oportun Financial Corp.
Series 2021-B, Class C, 3.65%, 05/08/2031 (a)	469,961	463,564
Series 2025-B, Class D, 6.45%, 05/09/2033 (a)	2,100,000	2,113,266
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031 (a)	2,419,326	2,427,371
OZLM Funding Ltd., Series 2012-2A, Class A2RA, 6.08% (3 mo. Term SOFR + 1.80%), 07/30/2031 (a)	840,000	840,210
OZLM Ltd., Series 2014-6A, Class B1T, 6.28% (3 mo. Term SOFR + 2.00%), 04/17/2031 (a)	1,750,000	1,752,025
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, 4.97% (30 day avg SOFR US + 0.64%), 05/25/2070 (a)	203,909	200,185
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036 (a)	330,239	333,538
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (a)	1,760,000	1,783,541
Rad CLO, Series 2024-23A, Class A1, 5.87% (3 mo. Term SOFR + 1.60%), 04/20/2037 (a)	2,500,000	2,507,740
RCKT Mortgage Trust
Series 2024-CES3, Class A1A, 6.59%, 05/25/2044 (a)(d)	824,890	835,554
Series 2025-CES1, Class A1A, 5.65%, 01/25/2045 (a)(c)	559,184	574,082
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055 (a)(c)	1,200,000	1,206,787
RCKT Mortgage Trust 2024-CES4, Series 2024-CES5, Class A1A, 5.85%, 08/25/2044 (a)(c)	203,412	204,403
ReadyCap Commercial LLC, Series 2019-2, Class A, 7.00% (Prime Rate + (0.50%)), 12/27/2044 (a)	46,350	46,318
Regatta Funding Ltd.
Series 2016-1A, Class A1R2, 5.73% (3 mo. Term SOFR + 1.41%), 06/20/2034 (a)	1,500,000	1,502,868
Series 2024-2A, Class A1, 5.83% (3 mo. Term SOFR + 1.55%), 04/25/2037 (a)	3,000,000	3,009,981
Regional Management Issuance Trust, Series 2021-1, Class A, 1.68%, 03/17/2031 (a)	80,418	80,249
Renew, Series 2018-1, Class A, 3.95%, 09/20/2053 (a)	128,976	120,517
Renew Financial, Series 2021-1, Class A, 2.06%, 11/20/2056 (a)	536,969	430,138
Republic Finance Issuance Trust, Series 2024-B, Class B, 5.86%, 11/20/2037 (a)	1,380,000	1,402,550
ROMARK CLO LLC, Series 2018-1A, Class A1, 5.56% (3 mo. Term SOFR + 1.29%), 04/20/2031 (a)	791,726	791,921
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, 5.00%, 06/20/2047 (a)	600,000	593,224
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class C, 6.04%, 12/15/2031	600,000	615,368
Series 2023-5, Class C, 6.43%, 02/18/2031	900,000	933,459
Series 2023-6, Class B, 5.98%, 04/16/2029	300,000	306,578
Series 2023-6, Class C, 6.40%, 03/17/2031	100,000	103,003
Series 2024-2, Class C, 5.84%, 06/17/2030	500,000	513,848
Series 2024-3, Class C, 5.64%, 08/15/2030	1,500,000	1,530,762
Series 2024-4, Class C, 4.95%, 04/15/2030	800,000	804,616
Santander Consumer USA, Inc., Series 2023-1, Class C, 5.09%, 05/15/2030	200,000	201,122
Santander Drive Auto Receivables LLC, Series 2021-2, Class D, 1.35%, 07/15/2027	59,527	59,443

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SBA Depositor LLC
1.63%, 11/15/2026 (a)	$1,250,000	$1,199,303
Series 2022-1, 6.60%, 01/15/2028 (a)	1,000,000	1,027,669
SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.11%, 11/21/2033 (a)	1,560,000	1,597,158
Sculptor Alternative Solutions LLC, Series B, 6.00%, 05/15/2029 (a)	1,720,000	1,540,088
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B, 5.71%, 01/22/2030 (a)	100,000	102,331
Series 2023-1A, Class C, 5.97%, 02/20/2031 (a)	100,000	102,755
SMB Private Education Loan Trust, Series 2017-A, Class B, 3.50%, 06/17/2041 (a)	2,000,000	1,969,411
SoFi Professional Loan Program LLC
Series 2019-A, Class A2FX, 3.69%, 06/15/2048 (a)	27,294	26,989
Series 2019-C, Class A2FX, 2.37%, 11/16/2048 (a)	73,254	70,338
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	134,155	129,048
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (a)	75,929	71,059
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048 (a)	1,270,000	1,280,085
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 5.33% (1 mo. Term SOFR + 1.01%), 09/25/2034	7,417	7,109
Summit Issuer LLC
Series 2020-1A, Class A2, 2.29%, 12/20/2050 (a)	1,620,000	1,597,129
Series 2023-1A, Class A2, 5.60%, 02/20/2053 (a)	1,000,000	1,004,211
Sunnova Energy International, Inc.
Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	867,804	800,331
Series 2023-GRID1, Class 1A, 5.75%, 12/20/2050 (a)	845,705	851,866
Sunrun, Inc.
Series 2018-1, Class A, 5.31%, 04/30/2049 (a)	199,100	189,073
Series 2019-1A, Class A, 3.98%, 06/30/2054 (a)	274,808	254,637
Series 2021-2A, Class A, 2.27%, 01/30/2057 (a)	1,046,439	925,973
Series 2022-1A, Class A, 4.75%, 07/30/2057 (a)	899,499	851,477
Series 2023-2A, Class A1, 6.60%, 01/30/2059 (a)	1,228,679	1,229,595
Series 2024-1A, Class A, 6.27%, 02/01/2055 (a)	482,387	468,990
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 03/25/2055 (a)	1,000,000	986,234
Symphony CLO Ltd., Series 2012-9A, Class CR3, 7.02% (3 mo. Term SOFR + 2.76%), 07/16/2032 (a)	1,840,000	1,842,591
TCW CLO Ltd., Series 2019-2A, Class A1R2, 5.59% (3 mo. Term SOFR + 1.27%), 01/20/2038 (a)	3,250,000	3,250,829
Tesla Auto Lease Trust
Series 2023-A, Class A3, 5.89%, 06/22/2026 (a)	86,951	87,035
Series 2023-A, Class A4, 5.94%, 07/20/2027 (a)	1,000,000	1,002,152
Series 2023-B, Class A3, 6.13%, 09/21/2026 (a)	594,728	596,622
Series 2023-B, Class B, 6.57%, 08/20/2027 (a)	1,090,000	1,099,418
Series 2024-A, Class A3, 5.30%, 06/21/2027 (a)	1,170,000	1,173,481
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 06/20/2028 (a)	1,200,000	1,210,057
Texas Debt Capital CLO Ltd., Series 2025-1A, Class A1, 5.40% (3 mo. Term SOFR + 1.14%), 04/24/2038 (a)	2,500,000	2,491,122
Tikehau US CLO Ltd., Series 2023-1A, Class A1, 6.46% (3 mo. Term SOFR + 2.20%), 07/15/2034 (a)	1,500,000	1,502,805
Towd Point Mortgage Trust
Series 2018-5, Class M1, 3.25%, 07/25/2058 (a)(d)	2,385,000	2,019,803
Series 2020-4, Class A1, 1.75%, 10/25/2060 (a)	102,537	92,874
Series 2021-SJ1, Class A1, 2.25%, 07/25/2068 (a)(d)	213,247	204,839
Series 2021-SJ2, Class A1A, 2.25%, 12/25/2061 (a)(d)	311,548	301,379
Series 2024-CES3, Class A1, 6.29%, 05/25/2064 (a)(d)	454,436	463,529
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038 (a)	1,200,000	1,220,820
Trinitas CLO Ltd., Series 2018-9A, Class BRRR, 5.97% (3 mo. Term SOFR + 1.70%), 01/20/2032 (a)	2,000,000	2,001,640
Uniti Group, Inc., Series 2025-1A, Class A2, 5.88%, 04/20/2055 (a)	1,460,000	1,481,687
VCP RRL ABS, Series 2021-1A, Class A, 2.15%, 10/20/2031 (a)	320,464	308,441
Verus Securitization Trust, Series 2021-7, Class A3, 2.24%, 10/25/2066 (a)(d)	95,634	83,103
Vivant Solar Financing V Parent LLC
Series 2018-1A, Class A, 4.73%, 04/30/2048 (a)	205,839	194,871
Series 2018-1A, Class B, 7.37%, 04/30/2048 (a)	314,669	300,085
Voya CLO Ltd., Series 2019-3A, Class AR, 5.62% (3 mo. Term SOFR + 1.34%), 10/17/2032 (a)	2,445,117	2,450,423
Wendy's SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049 (a)	442,443	436,452
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 04/18/2038 (a)	550,225	553,824
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	72,292	71,735
Zayo Group LLC
Series 2025-1A, Class A2, 5.65%, 03/20/2055 (a)	1,190,000	1,214,224

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Zayo Group LLC (continued)
Series 2025-2A, Class B, 6.59%, 06/20/2055 (a)	$930,000	$963,596
TOTAL ASSET-BACKED SECURITIES (Cost $230,456,219)		230,223,613

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.7%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 6.68% (1 mo. Term SOFR + 2.36%), 04/15/2034 (a)	500,000	453,750
American Tower Depositor Sub LLC, 5.49%, 03/15/2028 (a)	1,400,000	1,423,612
ATLXM Trust, Series 2024-RPL2, Class A1, 3.85%, 04/25/2063 (a)(c)	1,133,673	1,097,137
BAHA Trust, Series 2024-MAR, Class A, 6.17%, 12/10/2041 (a)(d)	1,320,000	1,366,513
BANK-2018, Series 2018-BN15, Class A3, 4.14%, 11/15/2061	549,113	544,015
BANK-2020
Series 2020-BN28, Class A3, 1.58%, 03/15/2063	1,167,514	1,015,892
Series 2020-BN29, Class A3, 1.74%, 11/15/2053	497,943	431,885
BANK5 Trust, Series 2023-5YR2, Class A3, 6.66%, 07/15/2056 (d)	3,000,000	3,164,355
BBCMS Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (d)	1,900,000	2,014,825
Series 2023-C21, Class A2, 6.51%, 09/15/2056 (d)	760,009	799,526
Series 2024-5C27, Class A3, 6.01%, 07/15/2057	900,000	942,243
Benchmark Mortgage Trust
Series 2018-B4, Class A3, 3.89%, 07/15/2051	500,000	495,761
Series 2019-B10, Class 3CCA, 4.03%, 03/15/2062 (a)(d)	250,000	185,401
Series 2019-B10, Class A3, 3.46%, 03/15/2062	838,753	808,247
Series 2020-B19, Class A4, 1.55%, 09/15/2053	1,325,000	1,172,841
Series 2020-B20, Class A4, 1.75%, 10/15/2053	1,300,000	1,150,450
Series 2020-B21, Class A4, 1.70%, 12/17/2053	800,000	695,674
Series 2020-IG3, Class A2, 2.48%, 09/15/2048 (a)	517,255	507,503
Series 2021-B24, Class A3, 2.01%, 03/15/2054	550,000	504,750
Series 2021-B24, Class A4, 2.26%, 03/15/2054	600,000	530,503
Series 2021-B25, Class A3, 1.91%, 04/15/2054	1,200,000	1,084,379
Series 2021-B30, Class A4, 2.33%, 11/15/2054	3,000,000	2,605,821
Series 2021-B31, Class A4, 2.42%, 12/15/2054	1,200,000	1,043,190
Series 2023-V4, Class A3, 6.84%, 11/15/2056 (d)	1,700,000	1,808,453
BFLD Trust, Series 2024-WRHS, Class A, 5.80% (1 mo. Term SOFR + 1.49%), 08/15/2026 (a)	926,997	926,997
BMO Mortgage Trust
Series 2022-C1, Class 360B, 4.07%, 02/17/2055 (a)(d)	1,000,000	846,598
Series 2022-C3, Class A5, 5.31%, 09/15/2054	1,000,000	1,022,221
Series 2023-5C1, Class A3, 6.53%, 08/15/2056 (d)	1,650,000	1,733,601
Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (d)	2,100,000	2,251,520
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (d)	2,100,000	2,166,305
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 04/25/2054 (a)(c)	754,242	761,796
BX Trust, Series 2022-AHP, Class C, 6.40% (1 mo. Term SOFR + 2.09%), 01/17/2039 (a)	1,000,000	996,250
Cantor Commercial Real Estate Lending LP
Series 2019-CF3, Class A3, 2.75%, 01/15/2053	800,000	742,234
Series 2020-P1, Class A1, 2.84%, 04/15/2052 (a)(d)	815,215	790,024
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 03/15/2052 (a)	1,059,950	1,003,200
Century Plaza Towers
Series 2019-CPT, Class A, 2.87%, 11/13/2039 (a)	485,000	442,125
Series 2019-CPT, Class E, 3.10%, 11/13/2039 (a)(d)	350,000	284,485
CF Hippolyta Issuer LLC
Series 2020-1, Class B1, 2.28%, 07/15/2060 (a)	350,786	347,085
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (a)	488,565	489,805
Chase Mortgage Finance Corp., Series 2016-SH2, Class M2, 3.75%, 12/25/2045 (a)(d)	2,022,070	1,875,503
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042 (a)(d)	2,000,000	2,037,074
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/2049	3,000,000	2,970,782
Series 2016-P3, Class A3, 3.06%, 04/15/2049	1,608,481	1,591,581
Series 2016-P4, Class A3, 2.65%, 07/10/2049	114,286	112,351
Series 2018-C6, Class A3, 4.15%, 11/10/2051	837,000	823,338
Series 2019-C7, Class A3, 2.86%, 12/15/2072	319,729	298,476
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD2, Class B, 3.88%, 11/10/2049 (d)	500,000	434,475

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-CD8, Class A3, 2.66%, 08/15/2057	$858,920	$796,073
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, 2.57%, 07/20/2051 (a)	2,394,262	2,043,413
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class D, 5.55%, 08/10/2046 (a)(d)	490,532	447,709
Series 2022-HC, Class B, 3.17%, 01/10/2039 (a)	1,000,000	943,475
Computershare Corporate Trust
Series 2024-MGP, Class A12, 6.00% (1 mo. Term SOFR + 1.69%), 08/15/2041 (a)	1,640,000	1,631,800
Series 2024-SVEN, Class A, 6.01%, 06/10/2037 (a)	1,000,000	1,028,701
CRSO TR 2023-BRND A 20400712 FLT, Series 2023-BRND, 7.12%, 07/12/2040 (a)	1,000,000	1,049,141
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A3, 4.15%, 11/15/2051	665,234	657,303
Series 2021-C20, Class A2, 2.49%, 03/15/2054	1,164,515	1,058,047
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040 (a)	890,000	933,397
Ellington Financial Mortgage Trust, Series 2023-1, Class M1, 6.75%, 02/25/2068 (a)(d)	150,000	149,800
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M2, 6.21% (30 day avg SOFR US + 1.90%), 12/25/2041 (a)	300,000	302,425
Series 2022-R04, Class 1M2, 7.41% (30 day avg SOFR US + 3.10%), 03/25/2042 (a)	315,000	324,470
Series 2022-R05, Class 2M2, 7.31% (30 day avg SOFR US + 3.00%), 04/25/2042 (a)	120,000	123,213
Series 2022-R06, Class 1M2, 8.16% (30 day avg SOFR US + 3.85%), 05/25/2042 (a)	625,000	653,504
Series 2022-R07, Class 1M2, 8.96% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	505,000	538,366
Series 2022-R08, Class 1M2, 7.91% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	160,000	166,901
Series 2022-R09, Class 2M2, 9.06% (30 day avg SOFR US + 4.75%), 09/25/2042 (a)	245,000	262,483
Series 2023-R01, Class 1M2, 8.06% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	1,260,000	1,328,812
Series 2023-R02, Class 1M2, 7.66% (30 day avg SOFR US + 3.35%), 01/25/2043 (a)	100,000	104,262
Series 2023-R05, Class 1M2, 7.41% (30 day avg SOFR US + 3.10%), 06/25/2043 (a)	1,150,000	1,199,838
Series 2023-R06, Class 1M2, 7.01% (30 day avg SOFR US + 2.70%), 07/25/2043 (a)	715,000	738,016
Federal Home Loan Mortgage Corp.
Series 2021-P011, Class A1, 1.20%, 09/25/2031	488,534	449,882
Series 2022-HQA2, Class M1B, 8.31% (30 day avg SOFR US + 4.00%), 07/25/2042 (a)	45,000	47,489
Series 2022-P013, Class A2, 2.85%, 02/25/2032 (d)	1,000,000	895,582
Series 2024-P016, Class A2, 4.76%, 09/25/2033 (d)	1,000,000	1,005,608
Series 405, Class C20, 4.00%, 05/25/2053 (f)	1,273,403	279,819
Series 406, Class PO, 0.00%, 10/25/2053 (h)	344,560	282,004
Series 4748, Class Z, 4.00%, 11/15/2047	107,697	102,595
Series 4776, Class WZ, 4.00%, 03/15/2048 (i)	333,946	316,780
Series 4783, Class Z, 4.00%, 04/15/2048	283,224	267,350
Series 4835, Class AS, 2.77% (-2 x 30 day avg SOFR US + 9.66%), 10/15/2048 (j)	58,664	50,909
Series 4978, Class MI, 4.00%, 05/25/2040 (f)	495,399	74,010
Series 5017, Class VZ, 2.00%, 09/25/2050 (i)	313,900	209,614
Series 5021, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.55%), 10/25/2050 (f)(g)(j)	831,916	25,950
Series 5160, Class ZG, 3.00%, 09/25/2050 (i)	73,648	53,721
Series 5251, Class PO, 0.00%, 08/25/2052 (h)	672,477	464,212
Series 5296, Class T, 5.00%, 11/25/2052	802,150	809,255
Series 5560, Class FA, 6.00% (30 day avg SOFR US + 1.93%), 06/25/2055	1,925,000	1,925,000
Series K-157, Class A2, 4.20%, 05/25/2033	2,000,000	1,965,719
Series K-170, Class A2, 5.00%, 02/25/2035 (d)	2,000,000	2,061,836
Federal National Mortgage Association
Series 2018-M8, Class A2, 3.41%, 06/25/2028 (d)	448,888	439,778
Series 2019-M21, Class 3A1, 2.10%, 06/25/2034	75,120	73,855
Series 2020-101, Class AI, 3.50%, 01/25/2051 (f)	1,395,993	262,975
Series 2020-24, Class SP, 1.63% (-1 x 30 day avg SOFR US + 5.94%), 04/25/2050 (f)(j)	216,859	27,594
Series 2020-56, Class LI, 2.00%, 08/25/2050 (f)	304,703	38,687
Series 2020-75, Class LI, 2.50%, 11/25/2050 (f)	468,473	64,770
Series 2021-17, Class EA, 1.50%, 04/25/2051	3,393,370	2,823,197
Series 2021-76, Class IY, 2.50%, 11/25/2051 (f)	206,427	23,695
Series 2022-18, Class DZ, 3.50%, 04/25/2052 (i)	621,759	475,704
Series 2022-40, Class AZ, 2.00%, 08/25/2050 (i)	870,662	576,114
Series 2022-51, Class PS, 1.64% (-1 x 30 day avg SOFR US + 5.95%), 08/25/2052 (f)(j)	536,274	56,488
Flagstar Mortgage Trust
Series 2018-2, Class B4, 4.00%, 04/25/2048 (a)(d)	121,311	111,051
Series 2021-12, Class B3, 2.97%, 11/25/2051 (a)(d)	136,951	109,511
Series 2021-4, Class A21, 2.50%, 06/01/2051 (a)(d)	188,004	152,078

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Flagstar Mortgage Trust (continued)
Series 2021-7, Class B3, 2.92%, 08/25/2051 (a)(d)	$135,780	$110,340
Freddie Mac STACR REMIC Trust 2025-DNA2, Series 2025-DNA2, Class A1, 5.41% (30 day avg SOFR US + 1.10%), 05/25/2045 (a)	1,443,750	1,446,025
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 5.96% (30 day avg SOFR US + 1.65%), 01/25/2034 (a)	20,220	20,310
Series 2022-DNA4, Class M1B, 7.66% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	540,000	561,128
Series 2022-DNA5, Class M1B, 8.81% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	670,000	712,112
Series 2022-HQA3, Class M1B, 7.86% (30 day avg SOFR US + 3.55%), 08/25/2042 (a)	135,000	141,244
Series 2023-HQA1, Class M1B, 7.81% (30 day avg SOFR US + 3.50%), 05/25/2043 (a)	268,000	283,062
Series 2023-HQA3, Class M2, 7.66% (30 day avg SOFR US + 3.35%), 11/25/2043 (a)	325,000	342,928
FREMF Mortgage Trust
Series 2018-K84, Class C, 4.31%, 10/25/2028 (a)(d)	3,000,000	2,911,696
Series 2020-K104, Class B, 3.65%, 02/25/2052 (a)(d)	3,000,000	2,825,192
Government National Mortgage Association
Series 2010-9, Class UI, 5.00%, 01/20/2040 (f)	548,065	105,188
Series 2013-99, Class AX, 3.00%, 07/20/2043 (c)	121,554	110,240
Series 2015-143, Class WA, 4.00%, 10/20/2045	106,069	103,357
Series 2018-121, Class KS, 0.00% (-1 x 1 mo. Term SOFR + 3.75%), 09/20/2048 (f)(j)	224,475	6,275
Series 2018-148, Class DS, 0.00% (-1 x 1 mo. Term SOFR + 3.73%), 10/20/2048 (f)(j)	290,515	8,947
Series 2018-151, Class SL, 0.00% (-1 x 1 mo. Term SOFR + 3.69%), 11/20/2048 (f)(j)	1,741,270	48,901
Series 2018-76, Class IO, 4.00%, 06/20/2046 (f)	24,273	2,731
Series 2019-92, Class S, 0.00% (-1 x 1 mo. Term SOFR + 2.70%), 07/20/2049 (f)(j)	1,050,967	15,445
Series 2019-99, Class SA, 0.00% (-1 x 1 mo. Term SOFR + 3.24%), 08/20/2049 (f)(j)	458,868	11,391
Series 2021-114, Class TI, 3.00%, 06/20/2051 (f)	740,122	107,380
Series 2021-165, Class ST, 0.00% (-1 x 1 mo. Term SOFR + 3.25%), 01/20/2050 (f)(j)	125,666	57
Series 2021-209, Class Z, 3.00%, 11/20/2051 (i)	646,014	461,530
Series 2022-124, Class QZ, 4.00%, 07/20/2052 (i)	134,823	110,932
Series 2022-126, Class CS, 0.00% (-1 x 30 day avg SOFR US + 3.76%), 07/20/2052 (f)(j)	1,146,068	23,268
Series 2022-133, Class SA, 0.00% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052 (f)(j)	441,638	10,929
Series 2022-148, Class DS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 08/20/2052 (f))(j)	460,795	8,682
Series 2022-178, Class SA, 0.60% (-1 x 30 day avg SOFR US + 4.90%), 10/20/2052 (f)(j)	5,388,329	271,473
Series 2022-46, Class S, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052 (f)(j)	314,197	8,063
Series 2022-51, Class SC, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052 (f)(j)	935,017	22,900
Series 2022-66, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052 (f)(j)	306,858	8,179
Series 2022-68, Class SP, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052 (f)(j)	253,827	8,241
Series 2022-78, Class MS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 04/20/2052 (f)(j)	822,673	22,044
Series 2022-78, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.75%), 04/20/2052 (f)(j)	578,389	14,605
Series 2022-93, Class GS, 0.00% (-1 x 30 day avg SOFR US + 3.65%), 05/20/2052 (f)(j)	196,246	4,598
Series 2022-93, Class IO, 3.00%, 08/20/2051 (f)	2,687,112	297,933
Series 2023-111, Class ZA, 3.00%, 02/20/2052 (i)	528,234	358,234
Series 2023-169, Class EO, 0.00%, 05/20/2053 (h)	370,492	290,000
Series 2023-186, Class ZJ, 5.00%, 12/20/2053 (i)	355,646	338,983
Series 2023-81, Class IO, 5.00%, 04/20/2052 (f)	434,114	78,746
Series 2024-23, Class ID, 5.00%, 03/20/2040 (f)	370,304	71,007
Series 2024-69, Class AZ, 2.50%, 04/20/2054 (i)	334,609	238,693
GS Mortgage Securities Corp. II
Series 2015-GC34, Class A3, 3.24%, 10/10/2048	268,079	267,446
Series 2018-GS10, Class A3, 4.26%, 07/10/2051 (d)	800,000	789,157
Series 2019-GC39, Class A3, 3.31%, 05/10/2052	958,275	916,174
Series 2019-GC42, Class A3, 2.75%, 09/10/2052	1,230,000	1,145,711
Series 2020-GC47, Class A4, 2.12%, 05/12/2053	1,400,000	1,256,928
Series 2020-GSA2, Class A4, 1.72%, 12/12/2053	1,100,000	976,832
Series 2021-GSA3, Class A4, 2.37%, 12/15/2054	1,400,000	1,211,752
Series 2021-IP, Class B, 5.58% (1 mo. Term SOFR + 1.26%), 10/15/2036 (a)	1,720,000	1,709,315
GS Mortgage-Backed Securities Trust
Series 2021-PJ10, Class A4, 2.50%, 03/25/2052 (a)(d)	175,296	141,798
Series 2021-PJ5, Class A4, 2.50%, 10/25/2051 (a)(d)	294,787	238,419
Series 2021-PJ6, Class A4, 2.50%, 11/25/2051 (a)(d)	214,359	172,649
Series 2021-PJ7, Class A4, 2.50%, 01/25/2052 (a)(d)	349,278	282,533
Series 2021-PJ8, Class A4, 2.50%, 01/25/2052 (a)(d)	237,757	192,341
Series 2022-PJ4, Class A36, 3.00%, 09/25/2052 (a)(d)	81,531	68,787

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust
Series 2022-PJ5, Class A36, 3.00%, 10/25/2052 (a)(d)	$239,386	$202,110
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053 (a)(d)	889,643	755,294
Series 2023-PJ1, Class A24, 3.50%, 02/25/2053 (a)(d)	273,157	238,387
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 08/05/2034 (a)(d)	900,000	881,945
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP4, Class A3, 3.39%, 12/15/2049	1,071,000	1,055,583
Series 2019-BKWD, Class A, 5.93% (1 mo. Term SOFR + 1.61%), 09/15/2029 (a)	154,493	149,086
JP Morgan Mortgage Trust
Series 2015-1, Class B1, 5.66%, 12/25/2044 (a)(d)	35,985	35,007
Series 2017-2, Class A13, 3.50%, 05/25/2047 (a)(d)	5,569	5,055
Series 2017-5, Class A2, 4.92%, 10/26/2048 (a)(d)	53,839	53,893
Series 2018-5, Class A13, 3.50%, 10/25/2048 (a)(d)	27,464	24,801
Series 2018-6, Class B2, 3.90%, 12/25/2048 (a)(d)	2,014,036	1,866,319
Series 2018-7FRB, Class A2, 5.18% (1 mo. Term SOFR + 0.86%), 04/25/2046 (a)	10,334	10,161
Series 2018-8, Class A13, 4.00%, 01/25/2049 (a)(d)	3,214	2,998
Series 2018-9, Class A13, 4.00%, 02/25/2049 (a)(d)	1,158	1,082
Series 2019-1, Class A15, 4.00%, 05/25/2049 (a)(d)	3,014	2,822
Series 2020-1, Class B2, 3.82%, 06/25/2050 (a)(d)	30,505	27,384
Series 2021-10, Class A15, 2.50%, 12/25/2051 (a)(d)	76,833	62,151
Series 2021-11, Class A15, 2.50%, 01/25/2052 (a)(d)	158,273	127,777
Series 2021-14, Class A15, 2.50%, 05/25/2052 (a)(d)	98,113	79,365
Series 2021-15, Class A15, 2.50%, 06/25/2052 (a)(d)	676,018	544,342
Series 2021-15, Class A2, 3.00%, 06/25/2052 (a)(d)	2,463,845	2,095,712
Series 2021-4, Class B2, 2.88%, 08/25/2051 (a)(d)	112,167	90,210
Series 2021-7, Class A15, 2.50%, 11/25/2051 (a)(d)	218,738	176,955
Series 2021-8, Class A15, 2.50%, 12/25/2051 (a)(d)	102,449	82,880
Series 2021-8, Class B3, 2.84%, 12/25/2051 (a)(d)	153,556	119,398
Series 2021-LTV2, Class A3, 2.93%, 05/25/2052 (a)(d)	71,340	61,558
Series 2022-2, Class A25, 3.00%, 08/25/2052 (a)(d)	79,252	66,965
Series 2022-3, Class A25, 3.00%, 08/25/2052 (a)(d)	358,308	302,514
Series 2022-4, Class A17A, 3.00%, 10/25/2052 (a)(d)	239,563	202,260
Series 2022-4, Class B3, 3.24%, 10/25/2052 (a)(d)	115,879	92,230
Series 2022-5, Class B3, 2.95%, 09/25/2052 (a)(d)	115,524	89,486
Series 2022-6, Class A17A, 3.00%, 11/25/2052 (a)(d)	204,281	172,349
Series 2022-7, Class 1A17, 3.00%, 12/25/2052 (a)(d)	121,691	102,640
Series 2022-LTV2, Class A6, 3.50%, 09/25/2052 (a)(d)	242,168	211,036
Series 2023-1, Class A15B, 5.50%, 06/25/2053 (a)(d)	109,317	106,857
Series 2024-3, Class A9, 3.00%, 05/25/2054 (a)(d)	906,297	765,174
Series 2024-7, Class A9, 3.00%, 04/25/2053 (a)(d)	290,606	245,354
JP Morgan Seasoned Mortgage Trust, Series 2024-1, Class A3, 4.45%, 01/25/2063 (a)(d)	2,383,715	2,282,718
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.20%, 11/15/2047 (a)(d)	470,000	359,361
Manhattan West, Series 2020-1MW, Class C, 2.41%, 09/10/2039 (a)(d)	500,000	467,944
MCR Mortgage Trust, Series 2024-TWA, Class A, 5.92%, 06/12/2039 (a)	1,000,000	1,012,079
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29, Class A3, 3.06%, 05/15/2049	223,862	222,022
Series 2016-C29, Class D, 3.00%, 05/15/2049 (a)	400,000	298,359
Morgan Stanley Capital I, Inc., Series 2018-L1, Class A3, 4.14%, 10/15/2051	2,500,000	2,472,338
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9, 2.50%, 08/25/2051 (a)(d)	131,810	106,544
Series 2021-6, Class A4, 2.50%, 09/25/2051 (a)(d)	104,768	93,003
Series 2021-6, Class A9, 2.50%, 09/25/2051 (a)(d)	122,282	98,720
Series 2023-1, Class A7, 4.00%, 02/25/2053 (a)(d)	256,235	231,689
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 6.71% (1 mo. Term SOFR + 2.39%), 03/15/2039 (a)	1,090,000	1,090,681
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE, Class D, 7.14% (1 mo. Term SOFR + 2.83%), 07/15/2036 (a)	1,000,000	775,869
Series 2019-MILE, Class F, 8.64% (1 mo. Term SOFR + 4.33%), 07/15/2036 (a)	750,000	490,708
New Economy Assets LLC, Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	1,730,000	1,586,136
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.18% (1 mo. Term SOFR + 0.86%), 01/25/2048 (a)	26,451	25,887
Oak Street Real Estate Capital LLC, Series 2023-NLP, Class A, 6.30%, 03/15/2040 (a)(d)	1,400,000	1,393,435
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054 (a)	3,547,000	3,229,194

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (a)	$730,448	$697,871
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A19, 2.50%, 07/25/2051 (a)(d)	230,613	186,544
Series 2025-NQM8, Class A1, 5.47%, 03/25/2065 (a)(c)	1,376,145	1,381,744
RCKT Mortgage Trust
Series 2021-4, Class A21, 2.50%, 09/25/2051 (a)(d)	280,988	227,293
Series 2021-5, Class A1, 2.50%, 11/25/2051 (a)(d)	4,147,867	3,377,272
Series 2021-5, Class B4, 2.92%, 11/25/2051 (a)(d)	182,186	144,261
Series 2022-2, Class A22, 2.50%, 02/25/2052 (a)(d)	352,827	285,404
Series 2022-3, Class A21, 3.00%, 05/25/2052 (a)(d)	128,417	108,507
Series 2022-4, Class A22, 3.50%, 06/25/2052 (a)(d)	200,324	174,822
SCOTT Trust 2023-SFS, Series 2023-SFS, Class A, 5.91%, 03/10/2040 (a)	1,550,000	1,589,727
Sequoia Mortgage Trust
Series 2015-2, Class A1, 3.50%, 05/25/2045 (a)(d)	7,992	7,357
Series 2020-1, Class B4, 3.85%, 02/25/2050 (a)(d)	210,054	166,158
Series 2020-3, Class A19, 3.00%, 04/25/2050 (a)(d)	43,116	36,814
Series 2021-1, Class B3, 2.66%, 03/25/2051 (a)(d)	89,128	73,362
Series 2021-4, Class A19, 2.50%, 06/25/2051 (a)(d)	75,737	61,264
Series 2023-1, Class A19, 5.00%, 01/25/2053 (a)(d)	181,297	173,210
Starwood Property Mortgage Trust, Series 2021-LIH, Class AS, 5.68% (1 mo. Term SOFR + 1.37%), 11/15/2036 (a)	1,000,000	996,875
STORE Master Funding LLC
Series 2019-1, Class A1, 2.82%, 11/20/2049 (a)	987,963	957,726
Series 2021-1A, Class A1, 2.12%, 06/20/2051 (a)	1,127,000	1,044,494
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.41% (1 mo. Term SOFR + 1.10%), 03/17/2042 (a)	898,455	898,595
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/2033 (a)(d)	1,000,000	1,059,265
UBS Commercial Mortgage Trust
Series 2017-C4, Class A3, 3.30%, 10/15/2050	1,047,682	1,026,780
Series 2017-C4, Class A4, 3.56%, 10/15/2050	148,558	144,576
Series 2017-C7, Class A3, 3.42%, 12/15/2050	214,496	208,972
Series 2018-C10, Class A3, 4.05%, 05/15/2051	1,124,200	1,109,831
Series 2018-C11, Class A3, 4.31%, 06/15/2051	119,690	119,324
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.84%, 03/10/2046 (a)(d)	225,000	176,312
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 6.13%, 03/15/2040 (a)(d)	500,000	501,467
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 05/15/2052	930,258	899,075
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class A3, 5.92%, 11/15/2057 (d)	2,125,000	2,225,579
Wells Fargo Mortgage Backed Securities Trust
Series 2019-2, Class A17, 4.00%, 04/25/2049 (a)(d)	6,186	5,880
Series 2021-2, Class A17, 2.50%, 06/25/2051 (a)(d)	276,981	224,398
Series 2022-2, Class A18, 2.50%, 12/25/2051 (a)(d)	87,365	70,670
Series 2022-2, Class A2, 2.50%, 12/25/2051 (a)(d)	3,910,638	3,184,116
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.09%, 05/15/2045 (a)(d)	177,671	163,028
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $159,818,228)		156,745,764

U.S. GOVERNMENT OBLIGATIONS - 8.2%
U.S. Treasury Bonds
1.88%, 02/15/2041	350,000	240,734
2.25%, 05/15/2041	500,000	363,125
2.38%, 02/15/2042	3,825,000	2,782,688
2.75%, 11/15/2042	75,000	57,132
3.88%, 05/15/2043	2,500,000	2,233,008
3.75%, 11/15/2043	2,415,000	2,110,106
4.75%, 11/15/2043 (n)	6,475,000	6,468,171
4.13%, 08/15/2044	54,000	49,471
4.63%, 11/15/2044	3,110,000	3,044,398
4.75%, 02/15/2045	104,000	103,448
3.00%, 05/15/2045	2,500,000	1,914,941
5.00%, 05/15/2045	12,800,000	13,148,000
2.38%, 11/15/2049	5,740,000	3,691,762
2.00%, 02/15/2050	2,990,000	1,755,691
1.63%, 11/15/2050	8,355,000	4,401,714
1.88%, 02/15/2051	1,665,000	935,262

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.00%, 08/15/2051	$62,000	$35,744
1.88%, 11/15/2051	3,215,000	1,788,595
2.25%, 02/15/2052	960,000	586,388
4.00%, 11/15/2052	185,000	161,796
3.63%, 02/15/2053	92,000	75,102
4.13%, 08/15/2053	2,600,000	2,322,430
4.75%, 11/15/2053	2,230,000	2,209,791
4.63%, 05/15/2054	78,000	75,758
4.25%, 08/15/2054	289,000	263,916
4.50%, 11/15/2054	304,000	289,702
4.63%, 02/15/2055	8,840,000	8,605,188
4.75%, 05/15/2055	55,000	54,691
U.S. Treasury Notes
4.25%, 12/31/2026	120,000	120,698
3.75%, 06/30/2027	5,765,000	5,768,265
3.13%, 08/31/2027	2,500,000	2,469,238
0.50%, 10/31/2027	2,755,000	2,558,706
2.88%, 05/15/2028	1,000,000	977,695
3.88%, 06/15/2028	2,436,000	2,448,941
4.00%, 06/30/2028	125,000	126,074
1.13%, 08/31/2028	1,000,000	923,359
4.00%, 01/31/2029	52,000	52,469
4.50%, 05/31/2029	48,400	49,720
4.13%, 11/30/2029	315,000	319,627
4.25%, 01/31/2030	97,000	98,913
3.63%, 03/31/2030	2,500,000	2,482,129
3.75%, 05/31/2030	41,000	40,909
3.88%, 06/30/2030	8,710,000	8,743,343
4.63%, 09/30/2030	5,800,000	6,018,180
4.38%, 11/30/2030	72,000	73,862
3.75%, 12/31/2030	125,000	124,380
4.13%, 07/31/2031	280,000	283,216
4.13%, 10/31/2031	120,000	121,252
4.13%, 11/30/2031	2,000,000	2,020,234
4.50%, 12/31/2031	6,890,000	7,104,236
1.88%, 02/15/2032	177,000	155,483
2.88%, 05/15/2032	67,000	62,514
4.00%, 06/30/2032	5,314,000	5,318,567
2.75%, 08/15/2032	212,000	195,570
3.38%, 05/15/2033	4,933,000	4,702,344
3.88%, 08/15/2033	32,000	31,513
4.00%, 02/15/2034	160,000	158,331
4.38%, 05/15/2034	237,000	240,694
4.25%, 11/15/2034	65,000	65,213
4.63%, 02/15/2035	173,000	178,487
4.25%, 05/15/2035	7,326,000	7,337,447
U.S. Treasury STRIP Coupon
Zero Coupon, 11/15/2040 (g)	305,000	144,550
Zero Coupon, 05/15/2041 (g)(n)	6,840,000	3,155,031
Zero Coupon, 11/15/2041 (g)	440,000	196,890
Zero Coupon, 02/15/2042 (g)(n)	1,090,000	480,345
Zero Coupon, 05/15/2042 (g)	80,000	34,727
Zero Coupon, 11/15/2042 (g)	935,000	394,642
Zero Coupon, 08/15/2043 (g)	480,000	193,739
Zero Coupon, 11/15/2043 (g)	270,000	107,637
Zero Coupon, 02/15/2044 (g)	1,020,000	401,204
Zero Coupon, 05/15/2044 (g)	205,000	79,556
Zero Coupon, 08/15/2044 (g)	975,000	373,691
Zero Coupon, 11/15/2044 (g)	490,000	185,494
Zero Coupon, 02/15/2045 (g)	1,265,000	472,865
Zero Coupon, 11/15/2045 (g)	560,000	201,546

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIP Coupon (continued)
Zero Coupon, 02/15/2046 (g)	$405,000	$143,968
Zero Coupon, 05/15/2046 (g)	235,000	82,577
Zero Coupon, 02/15/2050 (g)	330,000	96,463
Zero Coupon, 05/15/2050 (g)	185,000	53,629
United States Treasury Inflation Indexed Bonds
1.75%, 01/15/2034	1,043,610	1,034,473
2.13%, 02/15/2054	2,299,572	2,102,967
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $135,365,611)		131,076,355

FOREIGN CORPORATE BONDS - 6.5%

BASIC MATERIALS - 0.3%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031 (a)	345,000	362,073
BHP Billiton Finance USA Ltd.
5.25%, 09/08/2033	980,000	1,003,530
5.30%, 02/21/2035	150,000	153,124
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (a)	200,000	202,778
Corp. Nacional del Cobre de Chile, 6.78%, 01/13/2055 (a)	204,000	208,923
FMG Resources August 2006 Pty Ltd., 6.13%, 04/15/2032 (a)	500,000	508,588
Nutrien Ltd.
5.20%, 06/21/2027	72,000	73,093
5.40%, 06/21/2034	1,000,000	1,016,583
OCP SA
6.10%, 04/30/2030 (a)	305,000	309,057
6.75%, 05/02/2034 (a)	426,000	441,247
Rio Tinto Finance USA PLC, 5.25%, 03/14/2035	200,000	203,497
South32 Treasury Ltd., 4.35%, 04/14/2032 (a)	183,000	171,585
Total Basic Materials		4,654,078

COMMUNICATIONS - 0.1%
Telefonica Emisiones SA, 5.21%, 03/08/2047	150,000	132,711
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/2032 (a)	500,000	507,912
Vodafone Group PLC
4.25%, 09/17/2050	51,000	39,751
5.75%, 02/10/2063	84,000	78,756
5.88%, 06/28/2064	322,000	309,574
Total Communications		1,068,704

CONSUMER, CYCLICAL - 0.0%(k)
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (a)	125,000	121,757
Sands China Ltd., 5.40%, 08/08/2028 (c)	200,000	201,492
Total Consumer, Cyclical		323,249

CONSUMER, NON-CYCLICAL - 0.3%
BAT International Finance PLC
4.45%, 03/16/2028	740,000	741,186
5.93%, 02/02/2029	40,000	41,976
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	200,000	201,669
Imperial Brands Finance PLC, 4.50%, 06/30/2028 (a)	555,000	554,934
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co., 6.38%, 04/15/2066 (a)	60,000	60,442
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 3.63%, 01/15/2032	520,000	475,483
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	123,000	122,630
5.11%, 05/19/2043	167,000	159,254
5.30%, 05/19/2053	1,025,000	967,610
5.34%, 05/19/2063	81,000	75,125
Royalty Pharma PLC
5.15%, 09/02/2029	67,000	68,371
2.15%, 09/02/2031	184,000	158,084
5.90%, 09/02/2054	79,000	76,870

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051	$442,000	$314,644
Takeda Pharmaceutical Co., Ltd., 5.80%, 07/05/2064	200,000	194,249
Triton Container International Ltd., 3.15%, 06/15/2031 (a)	428,000	371,342
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032	112,000	96,780
Total Consumer, Non-Cyclical		4,680,649

ENERGY - 1.3%
Aker BP ASA
4.00%, 01/15/2031 (a)	500,000	474,889
3.10%, 07/15/2031 (a)	900,000	803,679
BP Capital Markets PLC, 6.45% to 03/01/2034 then 5 yr. CMT Rate + 2.15%, Perpetual	1,000,000	1,022,259
Canadian Natural Resources Ltd.
5.00%, 12/15/2029 (a)	265,000	267,388
5.85%, 02/01/2035	310,000	315,225
6.25%, 03/15/2038	200,000	207,406
Cenovus Energy, Inc.
5.25%, 06/15/2037	77,000	72,540
3.75%, 02/15/2052	90,000	61,119
Ecopetrol SA
8.63%, 01/19/2029	525,000	554,927
7.75%, 02/01/2032	435,000	427,497
Enbridge, Inc.
4.60%, 06/20/2028	56,000	56,420
6.00%, 11/15/2028	540,000	566,893
5.63%, 04/05/2034	1,000,000	1,027,415
Eni SpA, 5.95%, 05/15/2054 (a)	200,000	193,488
Equinor ASA
5.13%, 06/03/2035	2,500,000	2,542,979
3.25%, 11/18/2049	1,000,000	699,019
Greensaif Pipelines Bidco Sarl, 6.51%, 02/23/2042 (a)	200,000	207,247
Petroleos Mexicanos
6.49%, 01/23/2027	262,000	260,678
6.50%, 03/13/2027	200,000	198,611
QatarEnergy, 2.25%, 07/12/2031 (a)	200,000	175,076
Raizen Fuels Finance SA, 6.95%, 03/05/2054 (a)	1,075,000	997,308
Sweihan PV Power Co. PJSC, 3.63%, 01/31/2049 (a)	922,240	760,374
TotalEnergies Capital SA
4.72%, 09/10/2034	775,000	769,997
5.49%, 04/05/2054	825,000	793,909
5.43%, 09/10/2064	2,578,000	2,411,840
UEP Penonome II SA, 6.50%, 10/01/2038 (a)	827,331	732,055
Var Energi ASA, 5.88%, 05/22/2030 (a)	1,250,000	1,280,611
Woodside Finance Ltd.
5.40%, 05/19/2030	299,000	303,256
5.10%, 09/12/2034	2,500,000	2,420,659
Total Energy		20,604,764

FINANCIAL - 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	150,000	146,141
African Development Bank, 5.75% to 08/07/2034 then 5 yr. CMT Rate + 1.58%, Perpetual	1,000,000	963,635
AIB Group PLC, 5.32% to 05/15/2030 then SOFR + 1.65%, 05/15/2031 (a)	1,200,000	1,221,049
Amazon Conservation DAC, 6.03%, 01/16/2042 (a)	2,000,000	2,005,000
Arab Energy Fund, 5.43%, 05/02/2029 (o)	1,695,000	1,742,206
Banco Santander SA
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030	200,000	206,220
6.35%, 03/14/2034	200,000	209,444
Bank of Montreal, 7.70% to 05/26/2029 then 5 yr. CMT Rate + 3.45%, 05/26/2084	1,000,000	1,032,584
Bank of Nova Scotia (The)
5.65%, 02/01/2034	136,000	142,695

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)

FINANCIAL (continued)
Bank of Nova Scotia (The) (continued)
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037	$273,000	$258,376
Barclays PLC
2.28% to 11/24/2026 then 1 yr. CMT Rate + 1.05%, 11/24/2027	1,430,000	1,386,706
7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	400,000	401,717
3.56% to 09/23/2030 then 5 yr. CMT Rate + 2.90%, 09/23/2035	400,000	367,990
BB Blue Financing DAC
4.40%, 09/20/2029	1,000,000	1,004,369
4.40%, 09/20/2037	1,000,000	971,779
BNP Paribas SA
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (a)	730,000	717,297
1.68% to 06/30/2026 then SOFR + 0.91%, 06/30/2027 (a)	440,000	427,560
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (a)	239,000	243,556
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (a)	200,000	201,949
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual (a)	1,050,000	1,056,300
BPCE SA, 5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (a)	550,000	570,508
CaixaBank SA, 6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027 (a)	610,000	624,712
Canadian Imperial Bank of Commerce, 6.95% to 01/28/2030 then 5 yr. CMT Rate + 2.83%, 01/28/2085	2,500,000	2,507,065
CDP Financial, Inc., 1.00%, 05/26/2026 (a)	1,000,000	972,817
Cooperatieve Rabobank UA, 1.00% to 09/24/2025 then 1 yr. CMT Rate + 0.73%, 09/24/2026 (a)	261,000	258,825
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/2028	250,000	255,278
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (a)	1,700,000	1,731,701
Credit Suisse AG/New York NY, 7.50%, 02/15/2028	250,000	269,691
Danske Bank AS, 6.26% to 09/22/2025 then 1 yr. CMT Rate + 1.18%, 09/22/2026 (a)	485,000	486,492
Deutsche Bank AG/New York NY
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027	180,000	174,649
5.62% (SOFR + 1.22%), 11/16/2027	240,000	240,004
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029	1,100,000	1,173,284
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031	178,000	166,512
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033	225,000	202,518
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	500,000	513,509
6.00%, 12/07/2033	975,000	1,016,919
Federation des Caisses Desjardins du Quebec, 5.15%, 11/27/2028 (a)	600,000	621,818
GPS Blue Financing DAC, 5.65%, 11/09/2041 (a)	1,000,000	970,000
HSBC Holdings PLC
5.24% to 05/13/2030 then SOFR + 1.57%, 05/13/2031	2,400,000	2,443,650
5.73% to 05/17/2031 then SOFR + 1.52%, 05/17/2032	200,000	207,924
5.87% to 11/18/2034 then SOFR + 1.90%, 11/18/2035	206,000	208,459
6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	200,000	214,686
IBM International Capital Pte Ltd., 4.75%, 02/05/2031	363,000	367,773
ING Groep NV
4.86% to 03/25/2028 then SOFR + 1.01%, 03/25/2029	200,000	202,035
5.07% to 03/25/2030 then SOFR + 1.23%, 03/25/2031	800,000	813,692
5.53% to 03/25/2035 then SOFR + 1.61%, 03/25/2036	325,000	330,843
International Development Association
4.38%, 11/27/2029 (a)	1,700,000	1,734,121
4.50%, 02/12/2035 (a)	1,425,000	1,443,283
Intesa Sanpaolo SpA
7.20%, 11/28/2033 (a)	1,000,000	1,122,976
7.80%, 11/28/2053 (a)	1,000,000	1,169,605
7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054 (a)	200,000	224,438
Lloyds Banking Group PLC
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030	200,000	207,710
6.07% to 06/13/2035 then 1 yr. CMT Rate + 1.60%, 06/13/2036	1,825,000	1,876,281
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (a)	8,000	7,850
Meiji Yasuda Life Insurance Co., 5.80% to 09/11/2034 then 5 yr. CMT Rate + 3.03%, 09/11/2054 (a)	200,000	196,910
Mitsubishi UFJ Financial Group, Inc., 5.24% to 04/19/2028 then 1 yr. CMT Rate + 1.70%, 04/19/2029	655,000	669,882
Mizuho Financial Group, Inc., 5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029	292,000	303,175

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)

FINANCIAL (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042 (a)	$1,000,000	$1,022,500
NatWest Group PLC
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030	202,000	204,319
8.13% to 05/10/2034 then 5 yr. CMT Rate + 3.75%, Perpetual	1,000,000	1,078,654
NatWest Markets PLC, 4.79%, 03/21/2028 (a)	202,000	204,257
Nomura Holdings, Inc., 2.61%, 07/14/2031	200,000	176,465
Nordea Bank Abp, 5.38%, 09/22/2027 (a)	200,000	204,588
OMERS Finance Trust
3.50%, 04/19/2032 (a)	1,000,000	946,232
4.00%, 04/19/2052 (a)	1,000,000	773,200
Royal Bank of Canada
1.05%, 09/14/2026 (a)	1,000,000	964,385
4.85%, 12/14/2026 (a)	1,000,000	1,010,945
4.72% to 03/27/2027 then SOFR + 0.81%, 03/27/2028	195,000	196,174
Societe Generale SA
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (a)	795,000	772,035
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (a)	760,000	769,409
Sumitomo Mitsui Financial Group, Inc.
0.00% to 07/08/2032 then SOFR + 1.38%, 07/08/2033	1,655,000	1,655,000
5.84%, 07/09/2044	73,000	74,224
Sumitomo Mitsui Trust Bank Ltd.
5.65%, 03/09/2026 (a)	245,000	247,058
4.45%, 09/10/2027 (a)	211,000	211,827
Swedbank AB, 1.54%, 11/16/2026 (a)	213,000	205,730
UBS Group AG
9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual (a)	625,000	682,171
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	1,701,000	1,746,926
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030 (a)	1,000,000	1,038,378
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (a)	285,000	258,712
9.25% to 11/13/2033 then 5 yr. CMT Rate + 4.76%, Perpetual (a)	525,000	607,116
6.30% to 09/22/2033 then 1 yr. CMT Rate + 2.00%, 09/22/2034 (a)	1,000,000	1,073,950
WLB Asset II C Pte Ltd., 3.90%, 12/23/2025 (a)	965,129	942,495
WLB Asset II D Pte Ltd., 6.50%, 12/21/2026 (a)	1,000,000	955,673
Total Financial		59,230,591

INDUSTRIAL - 0.3%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,000,000	1,028,190
BAE Systems PLC, 5.13%, 03/26/2029 (a)	585,000	599,617
Canadian Pacific Railway Co.
5.20%, 03/30/2035	127,000	128,769
4.70%, 05/01/2048	80,000	70,562
GFL Environmental, Inc., 6.75%, 01/15/2031 (a)	90,000	94,178
Mexico City Airport Trust
4.25%, 10/31/2026 (a)	280,000	273,700
3.88%, 04/30/2028 (a)	200,000	193,750
5.50%, 07/31/2047 (a)	650,000	534,625
nVent Finance Sarl, 2.75%, 11/15/2031	290,000	251,866
Siemens Funding BV, 4.90%, 05/28/2032 (a)	202,000	205,316
Smurfit Westrock Financing DAC, 5.42%, 01/15/2035	1,475,000	1,494,230
Tyco Electronics Group SA, 5.00%, 05/09/2035	122,000	121,499
Waste Connections, Inc.
2.20%, 01/15/2032	221,000	190,671
5.25%, 09/01/2035	49,000	50,098
Total Industrial		5,237,071

UTILITIES - 0.5%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/2028 (a)	200,000	186,599
Alfa Desarrollo SpA, 4.55%, 09/27/2051 (a)	197,609	145,358

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)

UTILITIES (continued)
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (c)	$490,000	$492,609
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054 (a)	2,225,000	2,225,492
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)	900,000	901,467
Comision Federal de Electricidad
4.69%, 05/15/2029 (a)	400,000	390,825
6.45%, 01/24/2035 (a)	1,925,000	1,901,019
Consorcio Transmantaro SA, 4.70%, 04/16/2034 (a)	430,000	412,828
Enel Finance International NV, 5.13%, 06/26/2029 (a)	1,300,000	1,324,200
Engie SA, 5.88%, 04/10/2054 (a)	205,000	201,797
Eskom Holdings SOC Ltd., 6.35%, 08/10/2028 (a)	200,000	202,000
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033 (a)	342,250	347,731
Total Utilities		8,731,925

TOTAL FOREIGN CORPORATE BONDS (Cost $104,308,408)		104,531,031

MUNICIPAL BONDS - 2.0%

ALASKA - 0.1%
City of Port Lions AK, 7.50%, 10/01/2052	1,510,000	1,568,236

ARIZONA - 0.2%
Arizona Industrial Development Authority, 3.25%, 07/01/2031 (Obligor: KIPP NYC Public Charter Schools)	750,000	679,331
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	2,500,000	2,339,600
Total Arizona		3,018,931

CALIFORNIA - 0.6%
Bay Area Toll Authority, 6.26%, 04/01/2049	150,000	157,735
California Health Facilities Financing Authority, 4.35%, 06/01/2041	250,000	226,727
City & County of San Francisco CA
5.77%, 06/15/2045	2,500,000	2,522,570
5.45%, 06/15/2064	1,000,000	956,905
City & County of San Francisco CA Community Facilities District No 2014-1, 3.48%, 09/01/2050	1,000,000	711,199
City of Los Angeles CA
3.50%, 09/01/2037	315,000	267,972
4.80%, 09/01/2039	1,000,000	945,824
5.00%, 09/01/2042	1,000,000	946,549
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.66%, 10/01/2027	1,400,000	1,419,207
San Jose Financing Authority, 4.66%, 05/01/2037	500,000	479,689
State of California, 7.35%, 11/01/2039	275,000	319,643
Total California		8,954,020

CONNECTICUT - 0.0%(k)
Connecticut Green Bank, 2.90%, 11/15/2035 (Obligor: Connecticut Light & Power Co. (The))	1,000,000	863,263

HAWAII - 0.1%
City & County of Honolulu HI, 4.79%, 07/01/2032	1,130,000	1,160,594
State of Hawaii Department of Business Economic Development & Tourism, 3.24%, 01/01/2031	737,744	723,644
Total Hawaii		1,884,238

INDIANA - 0.0%(k)
City of Fort Wayne IN, 10.75%, 12/01/2029 (Obligor: Do Good Foods Fort Wayne Obligated Group) (b)	234,358	24
Indiana Finance Authority, 3.05%, 01/01/2051 (Obligor: East End Crossing Partners LLC)	215,000	153,067
Total Indiana		153,091

MARYLAND - 0.1%
Maryland Economic Development Corp.
5.43%, 05/31/2056	915,000	871,038
5.94%, 05/31/2057 (Obligor: University of Maryland)	1,000,000	991,622

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)

MARYLAND (continued)
Montgomery County Housing Opportunities Commission, 5.42%, 12/01/2044	$500,000	$484,379
Total Maryland		2,347,039

MINNESOTA - 0.1%
Minnesota Housing Finance Agency, 5.95%, 08/01/2054	750,000	750,502
University of Minnesota, 4.05%, 04/01/2052	380,000	306,166
Total Minnesota		1,056,668

NEW HAMPSHIRE - 0.2%
New Hampshire Business Finance Authority
4.65%, 02/01/2029 (Obligor: Hanwha Q Cells USA, Inc.) (a)(d)	1,750,000	1,750,000
5.69%, 11/01/2045 (Obligor: Abilene Christian University)	750,000	723,624
Total New Hampshire		2,473,624

NEW JERSEY - 0.0%(k)
Morris County Improvement Authority, 1.05%, 06/15/2026	200,000	194,283
New Jersey Turnpike Authority, 7.41%, 01/01/2040	300,000	358,513
Total New Jersey		552,796

NEW YORK - 0.3%
City of New York NY, 5.09%, 10/01/2049	750,000	707,768
Freddie Mac Multifamily ML Certificates, 1.51%, 09/25/2037	9,865,000	1,022,587
Freddie Mac Multifamily Variable Rate Certificate
3.15%, 10/15/2036	984,430	864,078
4.05%, 08/25/2038	973,323	920,098
New York State Energy Research & Development Authority, 6.22%, 04/01/2040	600,000	603,722
United Nations Development Corp., 6.54%, 08/01/2055	450,000	470,258
Total New York		4,588,511

OHIO - 0.1%
Columbus Metropolitan Housing Authority, 5.05%, 04/01/2030	500,000	498,857
Toledo Lucas County Public Library, 4.75%, 12/01/2033	325,000	328,664
Toledo-Lucas County Port Authority, 5.85%, 11/15/2049	1,000,000	962,282
Total Ohio		1,789,803

OREGON - 0.1%
State of Oregon, 5.83%, 05/01/2045	1,000,000	1,029,849

PENNSYLVANIA - 0.1%
Philadelphia Energy Authority (The), 5.39%, 11/01/2025	500,000	501,612
Redevelopment Authority of the City of Philadelphia, 5.23%, 09/01/2040	1,000,000	976,992
Total Pennsylvania		1,478,604

SOUTH DAKOTA - 0.0%(k)
South Dakota Housing Development Authority, 5.46%, 05/01/2053	250,000	254,150

WISCONSIN - 0.0%(k)
Public Finance Authority, 5.29%, 07/01/2029 (Obligor: BlueHub Loan Fund, Inc.)	550,000	560,165

TOTAL MUNICIPAL BONDS (Cost $33,542,673)		32,572,988

FOREIGN GOVERNMENT AGENCIES - 1.6%

CANADA - 0.9%
Export Development Canada
3.38%, 08/26/2025	1,000,000	998,211
3.88%, 02/14/2028	1,800,000	1,804,564
4.00%, 06/20/2030	4,075,000	4,121,772
4.75%, 06/05/2034	1,000,000	1,035,899

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES (continued)

CANADA (continued)
Province of British Columbia Canada, 4.20%, 07/06/2033	$260,000	$255,109
Province of Ontario Canada, 5.05%, 04/24/2034	1,000,000	1,037,013
Province of Quebec Canada
2.75%, 04/12/2027	1,000,000	979,944
1.90%, 04/21/2031	1,000,000	885,419
4.50%, 09/08/2033	1,000,000	1,001,095
4.25%, 09/05/2034	2,000,000	1,954,405
Total Canada		14,073,431

FRANCE - 0.1%
Caisse d'Amortissement de la Dette Sociale, 4.88%, 09/19/2026 (a)	1,000,000	1,009,998

GERMANY - 0.1%
Landwirtschaftliche Rentenbank, 0.88%, 09/03/2030	1,000,000	861,441

HONDURAS - 0.1%
Central American Bank for Economic Integration, 4.75%, 01/24/2028 (a)	1,000,000	1,016,064

ITALY - 0.0%(k)
Cassa Depositi e Prestiti SpA, 5.88%, 04/30/2029 (a)	600,000	627,527

JAPAN - 0.1%
Japan Bank for International Cooperation, 4.38%, 10/05/2027	1,000,000	1,010,072
Japan International Cooperation Agency, 4.25%, 05/22/2030	470,000	473,853
Total Japan		1,483,925

NETHERLANDS - 0.2%
BNG Bank NV, 3.50%, 05/19/2028 (a)	1,000,000	991,246
Nederlandse Waterschapsbank NV
4.00%, 06/01/2028 (a)	1,500,000	1,506,884
4.38%, 02/28/2029 (a)	1,000,000	1,015,800
Total Netherlands		3,513,930

SAUDI ARABIA - 0.1%
Arab Energy Fund
1.48%, 10/06/2026 (a)	1,200,000	1,155,744
5.43%, 05/02/2029 (a)	1,000,000	1,027,800
Total Saudi Arabia		2,183,544

SOUTH KOREA - 0.0%(k)
Korea National Oil Corp.
4.75%, 04/03/2026 (a)	200,000	200,549
4.88%, 04/03/2028 (a)	205,000	207,888
Total South Korea		408,437

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost $25,243,228)		25,178,297

SUPRANATIONAL BONDS - 0.9%
African Development Bank
4.13%, 02/25/2027	1,000,000	1,004,025
3.50%, 09/18/2029	1,000,000	987,383
Asian Development Bank, 3.13%, 09/26/2028	1,500,000	1,470,785
Asian Infrastructure Investment Bank (The), 4.88%, 09/14/2026	1,000,000	1,010,701
Corp. Andina de Fomento, 5.00%, 01/24/2029	365,000	374,450
European Investment Bank
2.38%, 05/24/2027	1,000,000	974,071
0.63%, 10/21/2027	700,000	652,386
3.25%, 11/15/2027	1,110,000	1,097,947
0.75%, 09/23/2030	1,000,000	854,057

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
SUPRANATIONAL BONDS (continued)
Inter-American Development Bank, 1.13%, 07/20/2028	$383,000	$354,030
International Bank for Reconstruction & Development
0.00%, 03/31/2027 (g)	1,000,000	930,695
0.75%, 11/24/2027	345,000	321,416
0.00% (N/A), 03/31/2028 (d)(g)	1,000,000	981,523
International Finance Facility for Immunisation Co., 1.00%, 04/21/2026 (o)	1,000,000	974,655
Kreditanstalt fuer Wiederaufbau, 0.75%, 09/30/2030	1,000,000	854,309
OPEC Fund for International Development (The), 4.50%, 01/26/2026 (a)	1,000,000	1,000,074
TOTAL SUPRANATIONAL BONDS (Cost $14,178,234)		13,842,507

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%

BERMUDA - 0.0%(k)
Bermuda Government International Bond, 2.38%, 08/20/2030 (a)	200,000	177,460

CANADA - 0.1%
Canada Government International Bond, 4.00%, 03/18/2030	1,000,000	1,007,661

COLOMBIA - 0.1%
Colombia Government International Bond, 8.75%, 11/14/2053	1,000,000	989,100

HUNGARY - 0.0%(k)
Hungary Government International Bond, 5.38%, 09/26/2030 (a)	460,000	464,134

INDONESIA - 0.1%
Indonesia Government International Bond
3.50%, 01/11/2028	280,000	276,020
5.60%, 01/15/2035	1,090,000	1,137,679
Total Indonesia		1,413,699

ISRAEL - 0.1%
Israel Government International Bond, 5.38%, 02/19/2030	917,000	934,495

ITALY - 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/2049	1,000,000	728,515
3.88%, 05/06/2051	200,000	137,030
Total Italy		865,545

MEXICO - 0.1%
Mexico Government International Bond
6.00%, 05/07/2036	461,000	454,961
6.88%, 05/13/2037	933,000	972,466
6.63%, 01/29/2038	200,000	203,000
4.28%, 08/14/2041	260,000	199,238
Total Mexico		1,829,665

OMAN - 0.0%(k)
Oman Government International Bond, 4.75%, 06/15/2026 (a)	815,000	812,697

PANAMA - 0.0%(k)
Panama Government International Bond, 6.70%, 01/26/2036	100,000	99,314

PERU - 0.0%(k)
Peruvian Government International Bond, 2.78%, 01/23/2031	107,000	95,754

POLAND - 0.0%(k)
Republic of Poland Government International Bond, 5.38%, 02/12/2035	715,000	728,005

SAUDI ARABIA - 0.0%(k)
Saudi Government International Bond, 5.13%, 01/13/2028 (a)	755,000	766,827

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)

SERBIA - 0.1%
Serbia International Bond
2.13%, 12/01/2030 (a)	$370,000	$312,095
6.00%, 06/12/2034 (a)	1,170,000	1,179,484
Total Serbia		1,491,579

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,798,054)		11,675,935

BANK LOANS - 0.1%

INDUSTRIAL - 0.1%
LTR Intermediate Holdings, Inc., 8.94% (1 mo. Term SOFR + 4.50%), 05/08/2028	967,337	932,677

UTILITIES - 0.0%(k)
Constellation Renewables LLC, Senior Secured First Lien, 6.84% (3 mo. SOFR US + 2.25%), 12/15/2027	795,593	797,581

TOTAL BANK LOANS (Cost $1,753,949)		1,730,258

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 16.1%
iShares 10-20 Year Treasury Bond ETF	800,028	$81,282,845
iShares Core U.S. Aggregate Bond ETF	1,795,751	178,138,499
TOTAL EXCHANGE-TRADED FUNDS (Cost $257,039,522)		259,421,344

PREFERRED STOCKS - 0.1%

FINANCIAL - 0.1%
Gladstone Investment Corp., 4.88%, 11/01/2028 (Cost $1,830,000)	73,200	1,677,744

COMMON STOCKS - 0.0%(k)

DIVERSFIED FINANCIAL SERVICES - 0.0%(k)
Bruin Blocker LLC (l) (Cost $3,930)	4,367	0

SHORT-TERM INVESTMENTS - 0.8%
BlackRock Liquidity FedFund - Institutional Class, 4.22% (m) (Cost $13,034,543)	13,034,543	13,034,543

TOTAL INVESTMENTS - 99.3% (Cost $1,620,724,376)		$1,597,793,787
OTHER ASSETS AND LIABILITIES, NET - 0.7%		10,773,786
NET ASSETS - 100.0%		$1,608,567,573
two		–%
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $429,115,082 or 26.7% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Step coupon bond. Coupon rate increases or decreases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(d)
Adjustable or floating rate security. Rate shown reflects rate in effect at period-end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Interest only security.
(g)	Zero coupon bonds make no periodic interest payments.
(h)	Principal only security.
(i)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2025.

(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

(k)	Represents less than 0.05% of net assets.
(l)	Non-income producing security.
(m)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(n)	A portion of this security is pledged as collateral for open derivatives positions. At June 30, 2025, the value of these securities was $2,567,017, representing 0.2% of net assets.
(o)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2025, the value of these securities was $2,716,861, representing 0.2 % of net assets.

AMERIBOR	American Interbank Offered Rate
ASA	Advanced Subscription Agreement
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Rate
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal

Future contracts open at June 30, 2025:

Description	Type	Contracts	Expiration Date	Notional Amount	Total Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 5.3%
U.S. Treasury Ultra 10 Year Notes	Long	113,000	09/19/2025	$12,912,016	$197,893
U.S. Treasury 10 Year Notes	Long	96,000	09/19/2025	10,764,000	195,906
U.S. Treasury 2 Year Notes	Long	234,000	09/30/2025	24,338,742	94,124
U.S. Treasury 5 Year Notes	Long	101,000	09/30/2025	11,009,000	77,396
U.S. Treasury Long Bonds	Long	180,000	09/19/2025	20,784,375	614,262
U.S. Treasury Ultra Bonds	Long	52,000	09/19/2025	6,194,500	234,777
				$86,002,633	$1,414,358

Swap contracts open at June 30, 2025:

Centrally Cleared Credit Default Swap Agreements
Reference Obligations/Index	Financing Rate Received (Paid) by the Fund	Payment Frequency	Credit Spread at June 30, 2025 (basis points)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.44.V1	1.00%	Quarterly	45.351	06/20/2030	$ 3,413	$ (75,274)	$ (53,109)	$ (22,165)

Centrally Cleared Interest Rate Swap Agreements
Payments Made by the Fund	Payments Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.699%	12M SOFR(a)	Monthly	09/25/2026	$ 515	$ (5,815)	$ 39	$ (5,854)

(a) The current rate shown as of June 25, 2025 was 4.36%.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (concluded)
June 30, 2025

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Corporate Bonds	$–	$335,110,541	$–	$335,110,541
U.S. Government Agencies	–	280,972,867	–	280,972,867
Asset-Backed Securities	–	230,223,613	–	230,223,613
Commercial Mortgage-Backed Securities	–	156,745,764	–	156,745,764
U.S. Government Obligations	–	131,076,355	–	131,076,355
Foreign Corporate Bonds	–	104,531,031	–	104,531,031
Municipal Bonds	–	32,572,988	–	32,572,988
Foreign Government Agencies	–	25,178,297	–	25,178,297
Supranational Bonds	–	13,842,507	–	13,842,507
Foreign Government Obligations	–	11,675,935	–	11,675,935
Bank Loans	–	1,730,258	–	1,730,258
Exchange-Traded Funds	259,421,344	–	–	259,421,344
Preferred Stocks	1,677,744	–	–	1,677,744
Common Stocks	–	– (a)	–	–
Money Market Funds	13,034,543	–	–	13,034,543
Total Investments*	$274,133,631	$1,323,660,156	$–	$1,597,793,787

Other Financial Instruments**:
Futures Contracts.	1,414,358	–	–	1,414,358
Total - Other Financial Instruments	$1,414,358	$–	$–	$1,414,358

Liabilities:
Other Financial Instruments**:
Credit Default Swap Agreements	–	(22,165)	–	(22,165)
Interest Rate Swap Agreements	–	(5,854)	–	(5,854)
Total - Other Financial Instruments	$–	$(28,019)	$–	$(28,019)

* See Schedule of Investments for additional detailed categorizations.
** Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

(a)	Amount is less than $0.50.

PFM Multi-Manager Series Trust
Notes to Schedule of Investments (unaudited)
June 30, 2025

Organization

PFM Multi-Manager Series Trust (Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Trust offers the following series: First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund), First American Multi-Manager International Equity Fund (International Equity Fund) and First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund and, collectively, the Funds). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of June 30, 2025, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.
Securities traded primarily in non-U.S. markets which are fair valued are generally categorized as Level 2 in the hierarchy.

Level 3 –	Inputs that are unobservable and significant to the entire fair value measurement, including the Fund's own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (Board), the Board has designated the Adviser, U.S. Bancorp Asset Management, Inc. (USBAM or, the Adviser), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policy and the Adviser’s valuation procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts

The Funds use forward foreign currency exchange contracts to a limited extent with the objective of hedging against adverse movements in the foreign currencies in which portfolio securities are denominated. Forward foreign currency exchange contracts are marked-to-market daily using third-party pricing vendors who utilize matrix pricing which considers the terms of the contract, including notional amount and contract maturity, and other inputs including currency exchange rates, or counterparty-supplied prices. When independent prices are unavailable or unreliable, forward foreign currency exchange contracts may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party vendors. Changes in value, if any, are recorded as unrealized appreciation or depreciation until the contract is exercised or expires. A Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Foreign currency exchange contracts are generally categorized as Level 2 in the hierarchy.

Swap Contracts

Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps, the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.